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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Disciplined International SmallCap Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Fund
ING International Real Estate Fund
ING International SmallCap Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Australia: 5.2%
2,726		ABC Learning Centres Ltd.	$16,364
8,427	@	Aditya Birla Minerals Ltd.	15,286
2,154		Ansell Ltd.	18,765
1,857	@	Anvil Mining Ltd.	18,778
4,793		APA Group	15,806
3,740		APN News & Media Ltd.	17,673
8,476		Australian Infrastructure Fund	17,621
10,724		Australian Pharmaceutical Industries Ltd.	17,704
7,022	@	Australian Worldwide Exploration Ltd.	14,082
10,942		Babcock & Brown Infrastructure Group	15,908
2,843		Bradken Ltd.	19,358
2,790		Cabcharge Australia Ltd.	21,763
12,241		CFS Retail Property Trust	22,226
18,107		Commonwealth Property Office Fund	20,445
1,696		Crane Group Ltd.	19,150
1,379		Flight Centre Ltd.	18,260
11,439		Futuris Corp., Ltd.	18,654
603		Incitec Pivot Ltd.	16,889
17,210	**	ING Office Fund	21,246
1,397		Jubilee Mines NL	17,920
3,772		MacArthur Coal Ltd.	14,855
12,184		Macquarie CountryWide Trust	21,019
20,450		Macquarie DDR Trust	21,612
4,534		Macquarie Media Group Ltd.	16,161
20,943		Macquarie ProLogis Trust	21,186
4,828		Metcash Ltd.	17,345
4,259		OneSteel Ltd.	15,707
6,368		Oxiana Ltd.	14,067
8,844		Pacific Brands Ltd.	19,082
2,020	@	Paladin Resources Ltd.	13,830
4,117		Perilya Ltd.	16,845
22,772		Reckson New York Property Trust	20,690
22,575		Rubicon America Trust	20,160
9,002	@	Sally Malay Mining Ltd.	22,167
2,131		Seven Network Ltd.	19,569
8,746		Sigma Pharmaceuticals Ltd.	18,102
11,126		Smorgon Steel Group Ltd.	15,933
16,639	@	Spark Infrastructure Group	17,059
17,338		Sydney Roads Group	17,929
6,700		Symbion Health Ltd.	21,647
2,300		Transfield Services Ltd.	16,547
13,499		Veda Advantage Ltd.	36,865
1,033		WorleyParsons Ltd.	17,351
			799,626
		Austria: 1.2%
286		Agrana Beteiligungs AG	28,688
132		Andritz AG	28,563
1,599	@	bwin Interactive Entertainment	36,645
1,150	@	CA Immobilien Anlagen AG	35,693
1,529	@	Conwert Immobilien Invest AG	34,848
880	@	Zumtobel AG	28,697
			193,134
		Belgium: 1.8%
211		Barco NV	18,474
291		Befimmo SCA Sicafi	34,118
159		Cofinimmo	31,729
1,434		Cumerio	33,504
88		D’ieteren SA	30,686

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Belgium (continued)
529		Gimv NV	$32,991
343		Omega Pharma SA	27,717
1,572	@	RHJ Intl.	32,577
304		Sofina SA	33,495
			275,291
		Bermuda: 0.4%
3,310		Catlin Group Ltd.	32,191
900	@	Global Sources Ltd.	17,190
800		Ship Finance International Ltd.	18,984
			68,365
		Canada: 6.5%
1,048		Aeroplan Income Fund	16,947
686		AGF Management Ltd.	16,031
2,255		Algonquin Power Income Fund	17,399
400		Atco Ltd.	15,816
904		AUR Resources, Inc.	17,445
900		Baytex Energy Trust	15,372
1,600	@	CanWest Global Communications Corp.	15,432
2,702		CanWest MediaWorks Income Fund	17,335
500		CCS Income Trust	15,886
600		Cogeco Cable, Inc.	20,588
1,339		Consumers’ Waterheater Income Fund	15,930
867		Corby Distilleries Ltd.	18,787
1,146		Crescent Point Energy Trust	16,331
1,198		Davis & Henderson Income Fund	15,667
10,357	@	Dynatec Corp.	19,538
17,791	@	Eastern Platinum Ltd.	23,887
2,033		Fairborne Energy Trust	17,310
300		First Quantum Minerals Ltd.	15,913
1,257	@	FNX Mining Co., Inc.	19,120
2,071		Gerdau AmeriSteel Corp.	20,942
758		Harvest Energy Trust	16,180
996	@	HudBay Minerals, Inc.	18,451
2,206		Iamgold Corp.	19,346
300		Inmet Mining Corp.	15,523
2,890		Jazz Air Income Fund	20,924
754		Kingsway Financial Services, Inc.	15,493
817		Labrador Iron Ore Royalty Income Fund	19,196
700	@	Laperriere & Verreault Group	19,808
602		Laurentian Bank of Canada	15,654
1,892		Legacy Hotels Real Estate Investment Trust	16,399
518	@	Lundin Mining Corp.	17,770
942	@	March Networks Corp.	8,869
2,268	@	Martinrea International, Inc.	23,493
593		Metro, Inc.	19,053
900		MI Developments, Inc.	31,823
1,600	@	Mission Oil & Gas, Inc.	16,778
1,091		Mullen Group Income Fund	17,846
563		Northbridge Financial Corp.	14,352
5,059	@	Northern Orion Resources, Inc.	19,345
6,128	@	Northgate Minerals Corp.	23,069
516		Parkland Income Fund	15,269
3,732		Peak Energy Services Trust	14,969
800		PrimeWest Energy Trust	15,391
1,572		Progress Energy Trust	15,669
3,481	@	QLT, Inc.	32,597
7,353	@	RIO Narcea Gold Mines Ltd.	21,744
1,000		Russel Metals, Inc.	23,241
1,091	@	Savanna Energy Services Corp.	16,975
805		Shawcor Ltd.	16,732
1,764		Sherritt International Corp.	20,911
1,892	@	Silver Wheaton Corp.	20,451
3,000	@	Sino-Forest Corp.	24,244
2,196		Teranet Income Fund	17,168
1,304		UE Waterheater Income Fund	16,234

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Canada (continued)
4,100	@	Zarlink Semiconductor, Inc.	$8,606
			1,001,249
		China: 0.2%
140,000		China Rare Earth Holdings Ltd.	24,967
			24,967
		Denmark: 0.4%
1,000		Harboes Bryggeri A/S	38,856
300		Thrane & Thrane A/S	16,672
			55,528
		Finland: 1.2%
520		Cargotec Corp.	30,970
1,383		Elcoteq SE	16,475
1,400		Finnair OYJ	25,264
536		Kesko OYJ	28,661
5,300	@	Oriola-KD OYJ	22,588
866		Rautaruukki OYJ	34,426
1,027		YIT OYJ	27,582
			185,966
		France: 7.3%
411		Accor SA	34,194
662		Air France-KLM	29,855
212	@	Alstom	25,999
1,964	@	Altran Technologies SA	17,490
647	@	Arkema	32,642
320	@	Atos Origin	18,037
213		Bacou Dalloz	26,518
387		BioMerieux	29,622
128		Bollore Investissement	26,394
286		Bongrain SA	27,640
474	@	Business Objects SA	17,911
311		Capgemini SA	19,873
508		Carbone Lorraine	29,398
430		Casino Guichard Perrachon SA	30,012
233		Cie Generale D’Optique Essilor International SA	26,187
302		CNP Assurances	34,646
100	@	Compagnie Generale de Geophysique SA	19,968
100		Compagnie Generale des Etablissements Michelin	9,182
895		Etablissements Maurel et Prom	18,774
240		Eurazeo	33,245
342,735	@	Euro Disney SCA	44,666
1,634	@	Eutelsat Communications	32,820
481	@	Faurecia	33,720
288		Fimalac	27,123
200		Gecina SA	33,224
738	@	Gemalto NV	18,497
590		Generale de Sante	23,323
1,062		Haulotte Group	32,753
500		Ipsen	22,768
881		IPSOS	30,475
1,126		JC Decaux SA	33,589
510		Kaufman & Broad SA	33,236
403		Lagardere SCA	31,831
954	@	Legrand SA	28,441
611	@	Neuf Cegetel	22,178
170		Pierre & Vacances	20,807
1,278		Safran SA	30,484
1,146		Sequana Capital	34,453
288		Technip SA	18,529
836		Teleperformance	36,164
761		Valeo SA	34,810
			1,131,478
		Germany: 6.0%
418		Altana AG	25,804
232		AMB Generali Holding AG	34,352
802	@	Bauer AG	37,212

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Germany (continued)
1,296		Carl Zeiss Meditec AG	$28,259
481		Celesio AG	27,488
271		Continental AG	32,926
827		CTS Eventim AG	32,613
160		Deutsche Boerse AG	33,838
459		Deutsche Euroshop AG	34,449
1,001		Deutsche Lufthansa AG	28,079
352		Draegerwerk AG	27,794
981	@	EpCos. AG	18,068
1,287		GEA Group AG	29,906
2,176		Gildemeister AG	29,297
729	@	Hannover Rueckversicherung AG	32,472
596		Heidelberger Druckmaschinen	25,336
385		Hochtief AG	31,220
1,355	@	Infineon Technologies AG	19,536
330		K+S AG	35,915
1,073	@	KarstadtQuelle AG	34,848
626	@	Lanxess	32,511
728		Leoni AG	30,553
299		MAN AG	31,626
722	@	Mobilcom AG	21,945
629		MTU Aero Engines Holding AG	33,672
1,140		Norddeutsche Affinerie AG	33,588
907		Praktiker Bau- und Heimwerkermaerkte AG	33,588
3,106	@	QSC AG	20,427
257		Salzgitter AG	33,123
458		Stada Arzneimittel AG	26,582
2,636	@	Wirecard AG	29,381
			926,408
		Greece: 1.3%
3,821		Athens Medical Center SA	23,992
3,239		GEK Group of Cos SA	36,980
2,087		Metka SA	29,659
897		Mytilineos Holdings SA	39,973
1,652		Terna SA	28,317
4,946	@	Veterin SA	34,786
			193,707
		Guernsey: 0.2%
435		Mapeley Ltd.	32,280
			32,280
		Hong Kong: 1.6%
36,000	@	Champion Real Estate Investment Trust	19,939
20,000		Chen Hsong Holdings	13,678
30,000		China Gas Holdings Ltd.	6,013
10,000		Chinese Estates Holdings Ltd.	13,367
6,000		Great Eagle Holding Co.	19,595
45,000		GZI Real Estate Investment Trust	17,877
25,000		Hong Kong & Shanghai Hotels	43,933
4,000		Hopewell Holdings	15,312
493,000	@	Lai Sun Development	18,647
28,800		New World China Land Ltd.	16,139
63,000		Pacific Century Premium Developments Ltd.	19,551
36,000		Sinolink Worldwide Holdings	8,371
50,000	@	Tianjin Port Development Holdings Ltd.	16,869
112,000	@	Tom Group Ltd.	14,254
			243,545
		Ireland: 0.3%
53,906	@	Blackrock International Land PLC	40,047
			40,047
		Italy: 9.4%
2,156		ACEA S.p.A.	39,004
22,461	@	Alitalia S.p.A.	32,662
7,749		ASM	43,520
1,187		Autostrada Torino-Milano S.p.A.	29,979
1,957		Banca Popolare di Milano SCRL	32,884

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Italy (continued)
1,248		Banche Popolari Unite Scpa	$35,512
1,674		Benetton Group S.p.A.	29,141
21,803		Beni Stabili S.p.A.	35,844
1,317		Biesse S.p.A.	29,262
1,217		Buzzi Unicem S.p.A.	34,611
1,791		Buzzi Unicem S.p.A.	36,371
565		Cattolica di Assicurazioni SCRL	33,741
2,362		Danieli & Co. S.p.A.	30,140
1,566		Danieli & Co. S.p.A.	30,988
2,812		Davide Campari-Milano S.p.A.	28,911
5,319		De Longhi S.p.A.	30,781
7,868	@	DeA Capital S.p.A.	32,453
258	@	Digital Multimedia Technologies S.p.A.	21,348
26,364	@	Ducati Motor Holding S.p.A.	31,892
1,500	@	Eutelia	12,039
688		Fondiaria-Sai S.p.A.	31,216
690		Fondiaria-Sai S.p.A.	23,092
4,630		IFIL - Investments S.p.A. - RNC	38,840
4,005		IFIL - Investments S.p.A.	34,774
11,210		IMMSI S.p.A.	30,140
3,106		Interpump S.p.A.	31,988
1,935		Italcementi S.p.A.	36,119
320		Italmobiliare S.p.A.	28,446
1,199		Mariella Burani S.p.A.	34,353
4,106		Milano Assicurazioni S.p.A.	32,818
7,677	@	Piaggio & C S.p.A.	33,606
2,088		Piccolo Credito Valtellinese Scarl	34,621
28,223		Pirelli & C S.p.A.	29,311
6,763		RCS MediaGroup S.p.A.	35,874
3,010		Recordati S.p.A.	24,301
44,000	@	Reno de Medici S.p.A.	34,415
5,493	@	Safilo Group S.p.A.	33,486
52,098		Seat Pagine Gialle S.p.A.	32,220
6,592	@	Sirti S.p.A.	18,601
1,933		Societa Iniziative Autostradali e Servizi S.p.A.	29,103
11,533	@	Sorin S.p.A.	24,353
39,519		Telecom Italia Media S.p.A.	17,989
5,543	@	Tiscali S.p.A.	18,911
382		Tod’s S.p.A.	32,979
2,163		Trevi Finanziaria S.p.A.	29,379
18,861		Unipol S.p.A.	67,945
			1,449,963
		Japan: 17.0%
3,400		ABILIT Corp.	15,686
800		Aderans Co., Ltd.	18,630
100		Aichi Bank Ltd.	11,494
2,000		Aichi Steel Corp.	11,710
1,100		Alpine Electronics, Inc.	16,669
1,000		AOKI Holdings, Inc.	16,016
500		Aoyama Trading Co., Ltd.	15,317
1,000		Asahi Soft Drinks Co., Ltd.	14,507
6,500		Asunaro Aoki Construction Co., Ltd.	36,279
12,000		Atsugi Co., Ltd.	18,582
400		Autobacs Seven Co., Ltd.	14,644
2,000		Bank of Nagoya Ltd.	12,420
1,000	@	Bank of the Ryukyus Ltd.	16,857
3,000		Best Denki Co., Ltd.	17,382
2,000		Calsonic Kansei Corp.	11,348
1,700		Capcom Co., Ltd.	32,299
800		Chiyoda Co., Ltd.	17,807
1,100		Circle K Sunkus Co., Ltd.	20,101
2,700		Credia Co., Ltd.	13,886
1,500		Daibiru Corp.	16,808
1,400		Daiichikosho Co., Ltd.	17,317
1,000		Daimei Telecom Engineering Corp.	11,753

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,000		Daio Paper Corp.	$16,923
4,000		Daishi Bank Ltd.	16,525
1,000		Doutor Coffee Co., Ltd.	17,041
1,000		Ezaki Glico Co., Ltd.	10,576
1,500		FANCL Corp.	21,934
1,400		Foster Electric Co., Ltd.	15,190
1,000		Fuji Machine Manufacturing Co., Ltd.	19,351
1,300		Fuji Soft, Inc.	32,173
3,000		Godo Steel Ltd.	15,653
4,000		Hanwa Co., Ltd.	17,743
1,300		Heiwa Corp.	17,120
3,000		Higashi-Nippon Bank Ltd.	14,932
2,000		Higo Bank Ltd.	14,007
1,000		Hitachi Koki Co., Ltd.	15,358
1,900		Hitachi Maxell Ltd.	29,628
1,500		Hitachi Software Engineering Co., Ltd.	27,526
8,000		Hodogaya Chemical Co., Ltd.	26,129
9,000		Hokkoku Bank Ltd.	36,354
2,800		Hosiden Corp.	32,173
2,000		Hosokawa Micron Corp.	16,400
2,000		Hyakujushi Bank Ltd.	12,606
2,000		Jaccs Co., Ltd.	12,772
11,000	@	Janome Sewing Machine Co., Ltd.	17,755
1,600		Japan Airport Terminal Co., Ltd.	20,974
1,300		Japan Securities Finance Co., Ltd.	18,293
3,000		Juroku Bank Ltd.	16,979
2,000		Kagoshima Bank Ltd.	14,691
3,000		Kandenko Co., Ltd.	16,980
11,000	@	Kanematsu Corp.	20,731
2,000		Kansai Paint Co., Ltd.	17,397
3,000		Keiyo Bank Ltd.	18,301
2,000		Kinden Corp.	16,190
1,000		Kissei Pharmaceutical Co., Ltd.	17,291
11,000		Kiyo Holdings, Inc.	16,072
2,000		Koa Corp.	29,245
500		Kobayashi Pharmaceutical Co., Ltd.	19,181
1,000		Komori Corp.	20,699
1,100		Konaka Co., Ltd.	13,960
10,000	@	Kumagai Gumi Co., Ltd.	20,294
11,000		Kurabo Industries Ltd.	28,242
3,000		KUREHA Corp.	14,422
1,000		Kyowa Exeo Corp.	10,505
2,000		Maeda Road Construction Co., Ltd.	14,299
1,000		Makino Milling Machine Co., Ltd.	12,494
1,300		Marusan Securities Co., Ltd.	18,472
2,000	@	Matsuzakaya Holdings Co., Ltd.	14,004
3,000		Mie Bank Ltd.	14,793
8,000		Minato Bank Ltd.	18,305
9,000	@	Mitsubishi Paper Mills Ltd.	17,157
3,000		Mitsubishi Steel Manufacturing Co., Ltd.	13,932
2,000		Mizuno Corp.	12,507
2,000		Mochida Pharmaceutical Co., Ltd.	17,569
800		Mori Seiki Co., Ltd.	17,556
1,000		Nabtesco Corp.	12,755
4,000		Nakayama Steel Works Ltd.	16,157
1,200		Nichii Gakkan Co.	18,081
3,000		Nichirei Corp.	16,456
700		Nifco, Inc.	16,500
800		Nihon Kohden Corp.	17,153
8,000		Nippon Beet Sugar Manufacturing Co., Ltd.	23,166
5,000		Nippon Carbon Co., Ltd.	19,811
3,000		Nippon Paint Co., Ltd.	15,852
4,000	@	Nippon Soda Co., Ltd.	17,428
13,000		Nippon Steel Trading Co., Ltd.	41,301
2,000		Nippon Thompson Co., Ltd.	19,755

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,000		Nipro Corp.	$18,641
5,000		Nissan Diesel Motor Co., Ltd.	18,111
2,000		Nissay Dowa General Insurance Co., Ltd.	12,351
3,000		Nisshin Oillio Group Ltd.	18,412
1,000		Nisshinbo Industries, Inc.	11,140
2,000		Nittetsu Mining Co., Ltd.	15,447
1,100		Nitto Kogyo Corp.	18,609
3,000		NOF Corp.	15,081
6,000		Noritake Co., Ltd.	30,588
1,000		Noritz Corp.	19,764
6,000		Oenon Holdings, Inc.	17,014
5,000		Oita Bank Ltd.	35,282
2,000		Okasan Holdings, Inc.	14,383
200		Okinawa Electric Power Co., Inc.	12,848
1,000		Pacific Metals Co., Ltd.	11,556
1,100		Paramount Bed Co., Ltd.	18,699
1,500		Parco Co., Ltd.	16,089
3,000		Press Kogyo Co., Ltd.	14,612
2,000		Ryoyo Electro Corp.	29,254
1,300		Saizeriya Co., Ltd.	17,890
500		Sanei-International Co., Ltd.	16,907
1,000		San-In Godo Bank Ltd.	9,280
2,400		Sanshin Electronics Co., Ltd.	29,186
580		Sanyo Shinpan Finance Co., Ltd.	14,862
2,000		Sanyo Special Steel Co., Ltd.	13,335
5,000		Sapporo Holdings Ltd.	29,241
4,000		Shibaura Mechatronics Corp.	19,264
2,000		Shiga Bank Ltd.	13,241
600		Shimachu Co., Ltd.	16,561
1,500		Sintokogio Ltd.	20,987
2,200		Sodick Co., Ltd.	18,368
900		Sohgo Security Services Co., Ltd.	17,575
1,000		Sumitomo Forestry Co., Ltd.	11,160
300		Taiyo Ink Manufacturing Co., Ltd.	16,747
1,000		Taiyo Yuden Co., Ltd.	19,168
2,000		Takasago Thermal Engineering Co., Ltd.	19,625
7,000		Tamura Corp.	33,488
9,000		Tamura Taiko Holdings, Inc.	31,375
10		Tempstaff Co., Ltd.	13,742
4,000		Toagosei Co., Ltd.	14,877
700		Tokai Rika Co., Ltd.	17,787
3,000		Tokai Tokyo Securities Co., Ltd.	15,894
1,000		Tokyo Style Co., Ltd.	10,824
2,000		Tokyo Tekko Co., Ltd.	17,231
30,000	@	Toyo Construction Co., Ltd.	19,032
4,000		Toyo Ink Manufacturing Co., Ltd.	16,806
6,000		Toyo Kanetsu K K	15,874
1,000		Toyo Suisan Kaisha Ltd.	15,529
1,300		Tsubaki Nakashima Co., Ltd.	22,584
20,000		Wakachiku Construction Co., Ltd.	20,613
500		Xebio Co., Ltd.	15,158
11,000		Yamatane Corp.	16,726
600		Yamato Kogyo Co., Ltd.	15,953
10		Yoshinoya D&C Co., Ltd.	15,680
11,000	@	Yuasa Trading Co., Ltd.	19,768
10		Zephyr Co., Ltd.	25,689
			2,615,239
		Luxembourg: 0.2%
7,887	@	Colt Telecom Group SA	24,991
			24,991
		Netherland Antilles: 0.2%
531	@	Orthofix International NV	26,752
			26,752
		Netherlands: 2.7%
465		Arcadis NV	29,473

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
986		CNH Global NV	$33,435
200	@	Core Laboratories NV	16,480
126		Euronext NV	15,531
5,558	@	Hagemeyer NV	25,812
397		Hunter Douglas NV	32,624
1,147		OCE NV	19,516
216		OPG Groep NV	25,405
867		Ordina NV	19,685
583		SBM Offshore NV	20,608
1,517		SNS Reaal	33,649
531		Stork NV	27,554
217		TKH Group NV	17,658
665		USG People NV	28,205
5,732		Van der Moolen Holding NV	33,947
879		Vastned Offices/Industrial	34,473
			414,055
		Norway: 1.6%
130,000	@	Altinex ASA	24,091
2,050		Cermaq ASA	33,421
981	@	Eastern Drilling ASA	19,730
1,862	@	Eltek ASA	21,150
1,600		Leroy Seafood Group ASA	30,166
3,000	@	NorGani Hotels ASA	33,737
3,000		Rieber & Son AS	26,563
3,000	@	Seabird Exploration Ltd.	17,957
1,229		Tandberg ASA	20,629
977	@	TGS Nopec Geophysical Co. ASA	19,969
			247,413
		Papua New Guinea: 0.1%
6,331		Oil Search Ltd.	17,433
			17,433
		Portugal: 0.8%
4,161		Cimpor Cimentos de Portugal SGPS SA	33,986
24,000	@	Grupo Soares da Costa SGPS SA	25,650
5,261	@	Impresa SGPS	33,291
10,886		Portucel Empresa Produtora de Pasta e Papel SA	37,226
			130,153
		Singapore: 0.4%
15,000		Allgreen Properties Ltd.	16,442
3,000		Creative Technology Ltd.	20,534
25,000	@	STATS ChipPAC Ltd.	21,123
			58,099
		South Korea: 3.6%
200		Amorepacific Corp.	31,890
1,060		Cheil Industries, Inc.	41,127
2,650		Handsome Co., Ltd.	43,099
3,330		Hyundai Securities Co.	37,875
2,760		Kolon Engineering & Construction Co., Ltd.	39,753
1,110		Korean Air Lines Co., Ltd.	39,645
12,080		Kwang Dong Pharmaceutical Co.	34,735
3,950		Kyobo Securities Co., Ltd.	38,293
740		LG Dacom Corp.	16,558
26		Lotte Confectionery Co., Ltd.	32,198
5,650		Macquarie Korea Infrastructure Fund	40,780
5,430		Poonglim Industrial Co., Ltd.	40,289
1,910		Poongsan Corp.	38,677
2,150		Solomon Mutual Savings Bank	37,252
2,890	@	Webzen, Inc.	36,711
			548,882
		Spain: 2.3%
700		Astroc Mediterraneo SA	55,930
352		Banco Sabadell SA	16,275
252		Cementos Portland Valderrivas SA	35,505
452		Corporacion Financiera Alba SA	31,447
2,587		Duro Felguera SA	27,494

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Spain (continued)
1,120		Ebro Puleva SA	$26,867
30,715	@	Ercros SA	32,456
1,151		Sociedad General de Aguas de Barcelona SA	40,921
1,581		Sol Melia SA	33,889
704		Tecnicas Reunidas SA	30,607
1,482		Viscofan SA	28,637
			360,028
		Sweden: 2.8%
600		Alfa Laval AB	28,402
1,000		Bergman & Beving AB	29,363
70,000	@	Bure Equity AB	35,804
2,464		Castellum AB	33,414
1,219		Fabege AB	33,001
1,000		JM AB	26,908
2,074		Kinnevik Investment AB	36,494
500		Lundbergforetagen AB	34,015
2,000	@	Lundin Petroleum AB	21,197
1,200		Peab AB	26,409
1,663		Q-Med AB	24,724
1,000		Saab AB	29,727
1,600	@	SAS AB	30,150
4,800	@	Teleca AB	19,893
1,000		Trelleborg AB	24,525
			434,026
		Switzerland: 4.0%
80		AFG Arbonia-Forster Holding	37,984
339		Baloise Holding AG	34,425
10		Bank Sarasin & Compagnie AG	34,031
70		Banque Cantonale Vaudoise	36,248
50	@	Barry Callebaut AG	27,490
369		BKW FMB Energie AG	42,756
176	@	Burckhardt Compression Holding AG	29,385
395	@	Charles Voegele Holding AG	34,158
88		Flughafen Zuerich AG	30,593
92		Galenica AG	28,257
40	@	Georg Fischer AG	26,803
100		Helvetia Patria Holding	39,097
367		Holcim Ltd.	36,488
855	@	Micronas Semiconductor Hold	18,734
592	@	PSP Swiss Property AG	34,679
604	@	SEZ Holding AG	21,354
93	@	SIG Holding AG	30,923
150		Swatch Group AG	35,698
169	@	Syngenta AG	31,280
			610,383
		United Kingdom: 19.5%
8,912	@	Acambis PLC	18,898
4,102		Aga Foodservice Group PLC	33,162
20,448		Alphameric PLC	20,087
1,610		Antofagasta PLC	14,829
13,350	@	Ark Therapeutics Group PLC	32,775
12,718		Beazley Group PLC	36,356
1,117		Bellway PLC	31,051
996	@	Berkeley Group Holdings PLC	29,381
1,420		Bespak PLC	20,338
4,460		Biffa PLC	28,654
7,245		Bloomsbury Publishing PLC	31,316
5,732		Bodycote International	30,864
5,220		Brit Insurance Holdings PLC	32,971
2,602	@	British Airways PLC	27,631
4,864	@	British Energy Group PLC	41,928
2,947		Brixton PLC	29,421
1,377		Burren Energy PLC	20,432
789		Caledonia Investments PLC	31,393
820		Capital & Regional PLC	25,353

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
12,790		Centaur Media PLC	$35,117
1,528	@	Charter PLC	25,631
17,875		Chaucer Holdings PLC	33,483
7,570		Chime Communications PLC	8,031
2,222	@	CLS Holdings PLC	30,390
7,252		Cobham PLC	29,526
3,648		Computacenter PLC	20,563
2,149		Cookson Group PLC	25,221
4,331		Corus Group PLC	51,475
1,427		Cranswick PLC	26,774
2,736		Crest Nicholson	33,070
298		Daejan Holdings	30,123
2,639		Datamonitor PLC	29,656
2,718		Davis Service Group PLC	28,805
2,113		De La Rue PLC	27,387
9,383		Debenhams PLC	30,714
14,339		Delta PLC	38,191
821		Derwent Valley Holdings PLC	31,504
1,102		Diploma PLC	18,825
3,241		Drax Group PLC	43,623
2,387		E2V Technologies PLC	17,446
2,163	@	easyJet PLC	27,818
6,835		Enodis PLC	29,082
13,750		Evolution Group PLC	37,645
1,419		Expro International Group	25,674
8,185		F&C Asset Management PLC	27,617
6,588		Fenner PLC	28,975
6,461	@	Fiberweb PLC	25,674
3,012		George Wimpey PLC	32,093
1,499		Greene King PLC	31,680
1,086		Hammerson PLC	31,379
3,009		Hanson PLC	45,827
2,949		Hyder Consulting PLC	26,778
2,960		Informa PLC	32,619
22,204	@	Intec Telecom Systems PLC	18,711
6,802		International Power PLC	48,356
12,533		Jessops PLC	27,271
4,668		JKX Oil & Gas PLC	25,695
1,532		Keller Group PLC	26,827
14,240		Kingston Communications PLC	21,927
2,160		Lavendon Group PLC	16,158
5,604		London Merchant Securities	31,649
740		Lonmin PLC	43,311
2,432		Luminar PLC	34,463
18,470		Management Consulting Group PLC	17,055
2,652		Marston’s PLC	22,333
4,508		Meggitt PLC	30,047
3,110		Michael Page International PLC	29,315
2,871		Millennium & Copthorne Hotels PLC	35,994
4,294	@	Minerva PLC	33,059
4,518		Mothercare PLC	32,248
6,148	@	N Brown Group PLC	37,318
10,613		Northgate Information Solutions PLC	17,770
48,276	@	Novae Group PLC	31,827
1,003	@	Premier Oil PLC	22,745
1,341		Punch Taverns PLC	30,279
11,914	@	Regus Group PLC	29,740
2,547		Resolution PLC	32,677
4,212		Rexam PLC	44,650
2,173		Robert Wiseman Dairies PLC	23,641
5,101		RPS Group PLC	28,824
3,427		Sage Group PLC	18,220
1,656		Schroders PLC	32,661
1,870	@	SCI Entertainment Group PLC	18,547
969		Severfield-Rowen PLC	32,141

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
5,817		Shanks Group PLC		$27,441
839		Shire PLC		17,683
12,886		Smiths News PLC		36,622
872	@	Soco International PLC		21,883
1,138		Spectris PLC		17,553
6,137		St. Ives Group PLC		36,145
4,175		Taylor Woodrow PLC		33,525
5,842	@	THUS Group PLC		21,952
5,708		Tomkins PLC		30,732
724		Travis Perkins PLC		28,415
3,641		Trinity Mirror PLC		34,277
3,723		TT electronics PLC		17,188
3,061		Unite Group PLC		30,200
1,870		Vedanta Resources PLC		42,802
9,232		Vislink PLC		17,468
13,982		Wellington Underwriting PLC		33,490
2,461		Wetherspoon (J.D.) PLC		34,518
52,033		Woolworths Group PLC		34,210
2,419		WSP Group PLC		28,910
				2,995,729
		United States: 1.0%
1,400	@	iShares MSCI EAFE Index Fund		103,936
1,338	@	NTL, Inc.		36,461
3,200	@	SkillSoft PLC ADR		22,240
				162,637
		Total Common Stock
		(Cost $14,873,804)		15,267,374
PREFERRED STOCK: 0.5%
		Germany: 0.2%
1,016		ProSieben SAT.1 Media AG		34,308
				34,308
		Italy: 0.3%
1,118	@	Instituto Finanziario Industriale S.p.A.		36,333
				36,333
		Total Preferred Stock
		(Cost $65,437)		70,641
		Total Investments in Securities
		(Cost $14,939,241)*	99.7%	$15,338,015
		Other Assets and Liabilities - Net	0.3	49,058
		Net Assets	100.0%	$15,387,073

@	Non-income producing security
ADR	American Depositary Receipt
**	Investment in affiliate

*	Cost for federal income tax purposes is $14,940,495.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$637,847
	Gross Unrealized Depreciation	(240,327)
	Net Unrealized Appreciation	$397,520

Percentage of
Industry	Net Assets
Advertising	0.8%
Aerospace/Defense	1.0
Airlines	1.7
Apparel	1.4
Auto Manufacturers	0.1
Auto Parts & Equipment	1.5
Banks	3.7
Beverages	1.3

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Biotechnology	0.2
Building Materials	2.3
Chemicals	2.3
Coal	0.1
Commercial Services	3.4
Computers	0.9
Cosmetics/Personal Care	0.5
Distribution/Wholesale	0.9
Diversified Financial Services	3.0
Electric	2.1
Electrical Components & Equipment	1.0
Electronics	1.9
Engineering & Construction	4.6
Entertainment	0.5
Environmental Control	0.4
Food	3.2
Forest Products & Paper	0.9
Gas	0.1
Hand/Machine Tools	0.4
Healthcare - Products	1.7
Healthcare - Services	0.5
Holding Companies - Diversified	2.6
Home Builders	1.2
Home Furnishings	1.1
Household Products/Wares	0.1
Housewares	0.4
Insurance	4.1
Internet	0.6
Investment Companies	2.8
Iron/Steel	2.1
Leisure Time	1.1
Lodging	1.2
Machinery - Construction & Mining	0.6
Machinery - Diversified	3.2
Media	3.1
Metal Fabricate/Hardware	1.1
Mining	4.1
Miscellaneous Manufacturing	2.4
Office/Business Equipment	0.1
Oil & Gas	2.0
Oil & Gas Services	1.4
Packaging & Containers	0.3
Pharmaceuticals	3.0
Pipelines	0.1
Real Estate	6.9
Real Estate Investment Trusts	1.6
Retail	4.1
Semiconductors	0.6
Software	1.3
Storage/Warehousing	0.1
Telecommunications	2.5
Textiles	0.3
Transportation	0.4
Trucking & Leasing	0.1
Venture Capital	0.2
Water	0.3
Other Long-Term Investments	0.2
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
723,015	ING Emerging Countries Fund - Class I		$23,606,424
3,821,426	ING Foreign Fund - Class I		76,466,735
8,049,172	ING Index Plus International Equity Fund - Class I		98,360,883
4,928,214	ING International Capital Appreciation Fund - Class I		58,596,461
796,663	ING International Real Estate Fund - Class I		10,404,421
326,039	ING International SmallCap Fund - Class I		17,296,363
3,525,614	ING International Value Choice Fund - Class I		45,374,649
	Total Investments in Securities
	(Cost $295,937,538)*	99.9%	$330,105,936
	Other Assets and Liabilities - Net	0.1	211,910
	Net Assets	100.0%	$330,317,846

*	Cost for federal income tax purposes is $296,810,177.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$33,295,759
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$33,295,759

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Argentina: 3.0%
402,534	@, L	Grupo Financiero Galicia SA ADR	$3,602,679
178,070	@	Telecom Argentina SA ADR	3,668,242
			7,270,921
		Brazil: 12.7%
105,898,352		AES Tiete SA	3,325,449
127,000		Brasil Telecom Participacoes SA ADR	5,353,050
179,200		Centrais Eletricas Brasileiras SA ADR	2,107,983
44,145,500		Cia de Saneamento Basico do Estado de Sao Paulo	5,611,580
3,004,200		Contax Participacoes SA	2,800,460
64,500	L	Contax Participacoes SA ADR	60,095
224,680	L	Tele Norte Leste Participacoes SA ADR	3,030,933
99,900	L	Tim Participacoes SA ADR	3,339,657
1,416,788	@, L	Vivo Participacoes SA ADR	5,397,962
			31,027,169
		Chile: 2.0%
207,730		AFP Provida SA ADR	4,850,496
			4,850,496
		China: 5.3%
3,472,000		People’s Food Holdings Ltd.	2,830,995
15,466,000	@	Sinopec Yizheng Chemical Fibre Co., Ltd.	3,704,289
4,339,500		Weiqiao Textile Co.	6,503,835
			13,039,119
		Czech: 1.5%
146,168		Telefonica O2 Czech Republic AS	3,604,569
			3,604,569
		Estonia: 1.1%
77,771		As Eesti Telekom GDR	2,710,405
			2,710,405
		Greece: 1.4%
225,400	@	Hellenic Telecommunications Organization SA ADR	3,378,746
			3,378,746
		Hong Kong: 7.2%
32,708,000	@, L	Brilliance China Automotive Holdings Ltd.	6,835,222
12,162,000		First Pacific Co.	7,554,956
4,882,000		SCMP Group Ltd.	1,750,818
1,395,000		SmarTone Telecommunications Holding Ltd.	1,536,339
			17,677,335
		Hungary: 2.3%
1,088,359		Magyar Telekom Telecommunications PLC	5,554,003
			5,554,003
		Indonesia: 1.0%
2,178,000		Gudang Garam Tbk PT	2,477,602
			2,477,602
		Israel: 5.8%
2,336,530		Bezeq Israeli Telecommunication Corp., Ltd.	3,744,766
64,460	@	Koor Industries Ltd.	3,638,769
348,759		Makhteshim-Agan Industries Ltd.	2,067,002
388,229		Partner Communications	4,817,998
			14,268,535
		Malaysia: 1.6%
1,903,014		Proton Holdings Bhd	3,924,972
			3,924,972
		Mexico: 3.9%
889,480		Alfa SA de CV	6,063,148
109,800		Telefonos de Mexico SA de CV ADR	3,370,860
			9,434,008
		Panama: 2.9%
418,800		Banco Latinoamericano de Exportaciones SA	7,010,712
			7,010,712
		Philippines: 2.2%
3,652,100		Manila Electric Co.	5,323,963
			5,323,963

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Singapore: 0.8%
1,355,000		MobileOne Ltd.	$1,914,399
			1,914,399
		South Korea: 17.6%
249,970	L	Daeduck Electronics Co.	1,851,057
89,960		Korea Electric Power Corp.	4,093,335
32,100		KT Corp.	1,465,989
82,050	L	KT Freetel Co., Ltd.	2,150,100
251,160	L	Kumho Tire Co., Inc.	2,842,134
160,970		LG Chem Ltd.	7,537,024
149,250		LG Electronics, Inc.	8,316,671
2,047		Lotte Chilsung Beverage Co., Ltd.	2,974,292
7,316		Posco	2,571,469
5,125		Samsung Electronics Co., Ltd.	3,173,684
254,140	L	SK Telecom Co., Ltd. ADR	6,035,825
			43,011,580
		Taiwan: 18.4%
4,929,500		China Motor Corp.	4,836,568
194,820		Chunghwa Telecom Co., Ltd.	374,805
219,320	L	Chunghwa Telecom Co., Ltd. ADR	4,542,117
3,914,000		Far EasTone Telecommunications Co., Ltd.	4,430,779
4,751,000		Fu Sheng Industrial Co., Ltd.	4,392,954
6,654,000		Oriental Union Chemical Corp.	4,217,854
2,822,000	@	Taishin Financial Holdings Co., Ltd.	1,576,968
2,487,182		United Microelectronics Corp.	1,567,106
810,474	L	United Microelectronics Corp. ADR	2,877,183
10,322,000	@	Walsin Lihwa Corp.	5,134,315
6,561,500		Wan Hai Lines Ltd.	4,056,858
7,243,000	@	Winbond Electronics Corp.	2,791,787
1,899,718	@, L	Yageo Corp. GDR	4,038,611
			44,837,905
		Thailand: 3.3%
885,700		Bangkok Bank PCL	2,877,272
22,386,200		Charoen Pokphand Foods PCL	2,983,987
969,200		Siam Makro PCL	2,196,218
			8,057,477
		Turkey: 0.8%
547,810	@	Petkim Petrokimya Holding	2,069,565
			2,069,565
		United States: 0.8%
207,130	@, L	Taro Pharmaceuticals Industries	1,904,560
			1,904,560
		Venezuela: 1.1%
191,910		Cia Anonima Nacional Telefonos de Venezuela - CANTV ADR	2,573,513
			2,573,513
		Total Common Stock
		(Cost $198,785,563)	235,921,554

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.2%
	U.S. Government Agency Obligations: 0.7%
$1,775,000	Federal Home Loan Bank, 4.700%, due 02/01/07		$1,774,768
	Total U.S. Government Agency Obligations
	(Cost $1,774,768)		1,774,768
	Securities Lending Collateralcc: 9.5%
23,092,000	The Bank of New York Institutional Cash Reserves Fund		23,092,000
	Total Securities Lending Collateral
	(Cost $23,092,000)		23,092,000
	Total Short-Term Investments
	(Cost $24,866,768)		24,866,768
	Total Investments in Securities
	(Cost $223,652,331)*	106.9%	$260,788,322
	Other Assets and Liabilities - Net	(6.9)	(16,796,117)
	Net Assets	100.0%	$243,992,205

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2007 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.

*	Cost for federal income tax purposes is $223,777,335.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$43,367,662
	Gross Unrealized Depreciation	(6,356,675)
	Net Unrealized Appreciation	$37,010,987

Percentage of
Industry	Net Assets
Agriculture	2.2%
Auto Manufacturers	6.4
Auto Parts & Equipment	1.2
Banks	4.7
Beverages	1.2
Chemicals	8.0
Commercial Services	1.2
Diversified Financial Services	1.5
Electric	6.1
Electrical Components & Equipment	5.5
Electronics	2.4
Food	1.1
Holding Companies - Diversified	7.1
Investment Companies	2.0
Iron/Steel	1.0
Leisure Time	1.8
Media	0.7
Pharmaceuticals	0.8
Retail	0.9
Semiconductors	4.3
Telecommunications	29.9
Textiles	2.7
Transportation	1.7
Water	2.3
Short-Term Investments	10.2
Other Assets and Liabilities - Net	(6.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2007 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 17.7%
			Argentina: 0.8%
$100,000		#, C	Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, due 12/15/16	$100,750
	94,558	S	Providence of Mendoza, 7.460%, due 09/04/18	80,374
	58,150	#, S, C	Transportadora Gas del Norte, 7.450%, due 12/31/12	55,534
				236,658
			Cayman Islands: 1.2%
	100,000	#	Earls Eight Ltd., 8.020%, due 12/31/12	97,563
	250,000	#	Peru Enhanced Pass-Through Finance Ltd., 3.770%, due 05/31/18	163,750
	25,000	S, C	Vale Overseas Ltd., 6.190%, due 01/23/17	25,110
	50,000	S, C	Vale Overseas Ltd., 6.720%, due 11/21/36	51,013
				337,436
			Developed Countries: 0.8%
TRY	400,000	S	European Investment Bank, 16.170%, due 01/28/11	235,547
				235,547
			Germany: 1.7%
	400,000	S	Morgan Stanley Bank AG for OAO Gazprom, 6.070%, due 03/01/13	471,360
				471,360
			Indonesia: 0.4%
	100,000	C, S	Indosat Finance Co. BV, 7.080%, due 06/22/12	100,177
				100,177
			Ireland: 0.6%
RUB	2,000,000	S	Dal Capital for Vneshtorgbank, 6.480%, due 04/13/09	76,346
$100,000		#	Eirles Eight Ltd., 8.030%, due 12/31/12	97,563
				173,909
			Jersey: 1.4%
	400,000	#	UBS AG/STET, Discount Note, due 11/01/13	397,866
				397,866
			Luxembourg: 2.2%
	250,000	S	Gaz Capital for Gazprom, 6.600%, due 04/28/34	313,600
	100,000	C, S	Kuznetski Capital for Bank of Moscow, 7.010%, due 11/25/15	103,170
	205,000		UBS Luxembourg SA for OJSC Vimpel Communications, 7.410%, due 05/23/16	216,464
				633,234
			Netherlands: 1.5%
	100,000	#, C, S	Excelcomindo Finance Co. BV, 7.000%, due 01/18/13	100,625
	210,000	#	Kazkommerts International BV, 7.890%, due 11/29/16	204,488
	100,000	#, S	Majapahit Holding BV, 7.000%, due 10/17/16	105,250
				410,363
			Philippines: 3.1%
	305,000	#, S	National Power Corp., 6.670%, due 11/02/16	309,466
	450,000	S	National Power Corp., 7.360%, due 05/15/28	558,572
				868,038
			South Africa: 0.5%
	143,584		Standard Bank Group Ltd., Discount Note, due 07/20/09	143,584
				143,584
			United Kingdom: 0.7%
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	200,000
				200,000
			United States: 2.8%
	252,290	S	Citigroup Funding, Inc., 5.440%, due 08/17/10	278,375
	420,000	S	Pemex Project Funding Master Trust, 6.290%, due 02/01/22	514,500
				792,875
			Total Corporate Bonds/Notes
			(Cost $4,870,753)	5,001,047
OTHER BONDS: 76.6%
			Argentina: 8.0%
ARS	1,000,000	S	Argentina Bonos, Discount Note, due 09/30/14	369,992
ARS	300,000	S	Argentina Government International Bond, Discount Note, due 12/31/33	148,214
$2,135,000		S	Argentina Government International Bond, Discount Note, due 12/15/35	289,301
	625,059	S	Argentina Government International Bond, 7.020%, due 12/31/33	719,443
	1,200,000	S	Province of Buenos Aires, 5.450%, due 05/15/35	606,593
	130,000	#, S	Province of Buenos Aires, 8.900%, due 09/14/18	134,388
				2,267,931

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2007 (Unaudited) (continued)

Principal Amount	Value
Bosnia & Herzegovina: 1.1%
DEM	750,000	S	Bosnia & Herzegovina Government International Bond, 10.990%, due 12/11/17	$314,874
314,874
Brazil: 8.8%
$50,000	S	Brazil Government International Bond, 6.350%, due 10/14/19	60,875
600,000	S	Brazil Government International Bond, 6.520%, due 05/15/27	841,530
480,000	S	Brazil Government International Bond, 6.560%, due 02/04/25	590,400
150,000	S	Brazil Government International Bond, 6.690%, due 01/20/34	179,025
400,000	C, S	Brazil Government International Bond, 8.200%, due 08/17/40	527,300
BRL	550,000	S	Federative Republic of Brazil, 10.590%, due 01/05/22	295,612
2,494,742
Colombia: 4.1%
$50,000	S	Colombia Government International Bond, 5.950%, due 01/23/12	58,625
58,000	S	Colombia Government International Bond, 6.610%, due 02/25/20	83,810
370,000	S	Republic of Colombia, 6.410%, due 01/27/17	396,085
155,000	S	Republic of Colombia, 6.740%, due 05/21/24	176,700
420,000	S	Republic of Colombia, 6.880%, due 09/18/37	446,250
1,161,470
Dominican Republic: 1.2%
54,649	S	Dominican Republic International Bond, 7.030%, due 01/23/18	62,977
250,000	#	Dominican Republic International Bond, 7.230%, due 04/20/27	286,875
349,852
Ecuador: 1.3%
100,000	S	Ecuador Government International Bond, 12.510%, due 12/15/15	83,500
375,000	C, S	Ecuador Government International Bond, 12.900%, due 08/15/30	295,125
378,625
El Salvador: 2.3%
360,000	S	El Salvador Government International Bond, 6.660%, due 04/10/32	429,660
200,000	#, S	El Salvador Government International Bond, 6.690%, due 06/15/35	224,200
653,860
Indonesia: 3.2%
400,000	S	Indonesia Government International Bond, 6.690%, due 10/12/35	491,630
370,000	S	Indonesia Government International Bond, 7.250%, due 04/20/15	398,138
889,768
Iraq: 1.9%
800,000	C, S	Republic of Iraq, 9.670%, due 01/15/28	524,000
524,000
Ivory Coast: 0.3%
400,000	S	Ivory Coast Government International Bond, 13.200%, due 03/30/18	96,000
96,000
Lebanon: 1.0%
290,000	Lebanon Government International Bond, 8.460%, due 04/12/21	285,080
285,080
Mexico: 4.0%
650,000	Mexico Government International Bond, 6.190%, due 05/15/26	1,035,775
75,000	Mexico Government International Bond, 6.200%, due 08/15/31	94,688
1,130,463
Nigeria: 0.4%
500,000	S	Central Bank of Nigeria, 4.770%, due 01/05/10	117,500
117,500
Pakistan: 0.4%
110,000	S	Pakistan Government International Bond, 7.180%, due 03/31/36	119,234
119,234
Panama: 1.0%
95,000	S	Panama Government International Bond, 6.520%, due 01/29/26	101,175
130,000	S	Panama Government International Bond, 6.680%, due 04/01/29	170,300
271,475
Peru: 1.8%
120,000	S	Peru Government International Bond, 6.420%, due 07/21/25	132,000
300,000	S	Peru Government International Bond, 6.540%, due 11/21/33	383,100
515,100
Philippines: 3.9%
100,000	S	Philippine Government International Bond, 6.240%, due 01/18/17	123,000
200,000	S	Philippine Government International Bond, 6.390%, due 01/15/19	257,750
630,000	S	Philippine Government International Bond, 6.680%, due 01/14/31	710,325
1,091,075
Russia: 5.7%
490,000	S	Russia Government International Bond, 4.200%, due 03/31/30	547,416

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2007 (Unaudited) (continued)

	Principal Amount				Value
			Russia (continued)
	600,000	S	Russia Government International Bond, 6.100%, due 06/24/28		$1,073,711
					1,621,127
			Turkey: 7.7%
EUR	200,000		Republic of Turkey, 5.990%, due 04/02/19		258,078
$450,000		S	Republic of Turkey, 6.790%, due 09/26/16		456,759
	120,000	S	Turkey Government International Bond, 6.640%, due 03/15/15		124,500
	750,000	S	Turkey Government International Bond, 7.180%, due 02/05/25		765,030
	530,000	S	Turkey Government International Bond, 7.330%, due 02/14/34		571,738
					2,176,105
			Ukraine: 4.5%
	150,000	S	City of Kiev, 7.370%, due 11/06/15		155,985
	680,000	S	Ukraine Government International Bond, 6.210%, due 06/11/13		730,932
	200,000		Ukraine Government International Bond, 6.520%, due 11/21/16		200,808
	180,000	#, S	Ukraine Government International Bond, 6.530%, due 11/21/16		180,612
					1,268,337
			Uruguay: 4.6%
	350,000	S	Oriental Republic of Uruguay, 7.000%, due 03/21/36		377,125
	380,000		Uruguay Government International Bond, 6.440%, due 05/17/17		459,420
	400,000	S	Uruguay Government International Bond, 6.750%, due 11/18/22		448,000
					1,284,545
			Venezuela: 9.4%
	100,000		Republic of Venezuela, 7.220%, due 12/09/20		89,438
	300,000	S	Venezuela Government International Bond, 6.890%, due 10/08/14		328,500
	1,500,000	S	Venezuela Government International Bond, 7.110%, due 02/26/16		1,365,563
	300,000	S	Venezuela Government International Bond, 7.110%, due 09/15/27		369,000
	340,000	S	Venezuela Government International Bond, 7.400%, due 08/15/18		502,350
					2,654,851
			Total Other Bonds
			(Cost $21,354,427)		21,666,014

			Total Investments in Securities
			(Cost $26,225,180)*	94.3%	$26,667,061
			Other Assets and Liabilities - Net	5.7	1,619,647
			Net Assets	100.0%	$28,286,708

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
ARS	Argentine Peso
DEM	German Mark
BRL	Brazilian Real
EUR	Euro
RUB	Russian Ruble
TRY	Turkish Lira

*	Cost for federal income tax purposes is $26,234,141.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$853,623
	Gross Unrealized Depreciation	(420,703)
	Net Unrealized Appreciation	$432,920

Percentage of
Industry	Net Assets
Banks	3.3%
Diversified Financial Services	3.6
Electric	3.4
Foreign Government Bonds	74.0
Gas	0.2
Mining	0.3
Multi-National	0.8
Oil & Gas	4.6
Regional(State/Province)	2.6
Telecommunications	1.5
Other Assets and Liabilities - Net	5.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2007 (Unaudited) (continued)

ING Emerging Markets Fixed Income Fund Open Futures Contracts on January 31, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Short Contracts

U.S. Treasury Long Bond	20	(2,202,500)	03/21/07	$65,653

				$65,653

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.4%
		Australia: 2.3%
133,643		BHP Billiton Ltd.	$2,737,209
78,492	@	Brambles Ltd.	850,441
16,332		CSL Ltd.	884,303
87,067		John Fairfax Holdings Ltd.	335,477
1,090,860		Macquarie Airports Management Ltd.	3,017,126
141,313		Newcrest Mining Ltd.	2,319,032
22,034		Publishing & Broadcasting Ltd.	337,946
38,941		Rio Tinto Ltd.	2,343,739
			12,825,273
		Austria: 3.3%
46,617		Erste Bank der Oesterreichischen Sparkassen AG	3,643,775
4,643		Flughafen Wien AG	463,372
55,651	@	Immoeast Immobilien Anlagen AG	834,798
109,635	@	IMMOFINANZ Immobilien Anlagen AG	1,665,186
44,974		OMV AG	2,430,180
26,564		Raiffeisen International Bank Holding AG	4,086,849
64,306		Telekom Austria AG	1,761,771
18,361		Wiener Staedtische Allgemeine Versicherung AG	1,343,697
26,645		Wienerberger AG	1,647,402
			17,877,030
		Belgium: 1.7%
17,470		Almancora Comm Va	2,619,367
40,828		Fortis	1,719,071
41,700		KBC Groep NV	5,274,340
			9,612,778
		Bermuda: 0.2%
13,315	@, S, L	Central European Media Enterprises Ltd.	1,155,609
			1,155,609
		British Virgin Islands: 0.1%
104,109	@	RenShares Utilities Ltd.	273,807
			273,807
		Bulgaria: 0.0%
86,670		Bulgaria Compensation Notes	32,907
117,641		Bulgarian Registered Comp Vouchers	41,573
			74,480
		Canada: 1.1%
181,434	@, S	Bema Gold Corp.	1,062,271
44,793	@	Eldorado Gold Corp.	255,786
245,039	@	Ivanhoe Mines Ltd.	2,388,339
15,843		Potash Corp. of Saskatchewan	2,467,458
			6,173,854
		Chile: 0.0%
1,361		Sociedad Quimica y Minera de Chile SA ADR	184,647
			184,647
		China: 0.8%
2,284,557		Beijing Capital International Airport Co., Ltd.	2,117,908
303,303		China Life Insurance Co., Ltd.	890,750
1,054,237	@	Dongfeng Motor Group Co., Ltd.	640,744
45,630		Shenzhen Chiwan Wharf Holdings Ltd.	90,646
244,498		Weiqiao Textile Co.	366,442
337,572		Wumart Stores, Inc.	237,801
			4,344,291
		Cyprus: 0.9%
317,372		Bank of Cyprus Public Co., Ltd.	4,857,557
			4,857,557
		Czech Republic: 1.3%
42,994		Komercni Banka AS	6,464,838
23,119		Telefonica O2 Czech Republic AS	570,125
			7,034,963
		Denmark: 0.6%
3,115		ALK-Abello A/S	724,291
16,784		Novo-Nordisk A/S	1,448,317
1,641		Rockwool International A/S	302,246
2,025		Royal UNIBREW A/S	280,205

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Denmark (continued)
7,429	@	Vestas Wind Systems A/S	$330,146
			3,085,205
		Finland: 2.2%
9,496		Elisa OYJ	280,232
108,575		Fortum OYJ	2,995,600
120,103	S	Nokia OYJ	2,656,475
12,100	@	Orion OYJ	274,752
40,128		Sampo OYJ	1,101,849
35,632		Sanoma-WSOY OYJ	1,037,381
21,469		Stockmann OYJ Abp	1,004,882
4,192		Wartsila OYJ	241,123
88,545		YIT OYJ	2,378,028
			11,970,322
		France: 10.3%
2,906		Accor SA	241,774
22,031	@	ADP	1,850,381
16,086		Air Liquide	3,757,221
5,343	@	Atos Origin	301,165
12,025		BNP Paribas	1,346,774
27,810		Bouygues	1,885,891
17,051		Cie de Saint-Gobain	1,616,442
1,940	@	EDF Energies Nouvelles S.A.	99,876
35,799		Electricite de France	2,500,206
5,547		Eurazeo	768,366
99,886		France Telecom SA	2,776,802
5,985		Gaz de France	258,486
45,472		Havas SA	269,571
2,466		Hermes International	301,740
17,075		JC Decaux SA	509,348
36,001		Lafarge SA	5,530,987
5,490		Lagardere SCA	433,625
48,616		LVMH Moet Hennessy Louis Vuitton SA	5,149,162
26,620		Natixis	750,841
8,072	@	Neuf Cegetel	293,001
15,820		Pernod-Ricard SA	3,248,148
5,640		Peugeot SA	371,589
15,421		PPR	2,281,904
4,977		Publicis Groupe	214,579
5,694		Renault SA	707,543
58,198		Sanofi-Aventis	5,128,653
32,901		Societe Television Francaise 1	1,117,097
41,865		Suez SA	2,062,728
109,871	S	Total SA	7,468,128
11,391		Veolia Environnement	801,579
7,418		Vinci SA	1,025,951
30,779		Vivendi	1,270,152
			56,339,710
		Germany: 9.5%
4,619		Adidas AG	222,454
18,691		Bilfinger Berger AG	1,474,336
135,299		Commerzbank AG	5,733,462
2,748		Continental AG	333,876
37,163		DaimlerChrysler AG	2,324,515
19,754		Deutsche Bank AG	2,798,435
8,312		Deutsche Boerse AG	1,757,886
171,228		Deutsche Post AG	5,283,108
21,405		Deutsche Postbank AG	1,851,176
11,164		EON AG	1,520,759
98,113	S, L	Fraport AG Frankfurt Airport Services Worldwide	7,506,396
11,986		Fresenius AG	2,431,474
17,060		Fresenius Medical Care AG & Co. KGaA	2,289,489
14,511		Henkel KGaA	2,005,806
797		Henkel KGaA	125,090
20,723		Hypo Real Estate Holding AG	1,368,369
19,904		IKB Deutsche Industriebank AG	842,626
67,630		IVG Immobilien AG	3,072,608
13,343	@	KarstadtQuelle AG	433,345
30,952	@	Landesbank Berlin Holding AG	289,704
2,673		MAN AG	282,733
4,104		Merck KGaA	480,912
4,103		Metro AG	282,400

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Germany (continued)
11,474		MTU Aero Engines Holding AG	$614,226
296		Puma AG Rudolf Dassler Sport	108,127
12,379		Rhoen Klinikum AG	649,880
11,755		SAP AG	545,436
43,131		Siemens AG	4,771,374
3,787		Solarworld AG	297,528
2,611	@	Symrise	68,742
1,413	@	Wacker Chemie AG	229,262
			51,995,534
		Greece: 0.3%
63,097	@	Hellenic Telecommunications Organization SA	1,885,492
			1,885,492
		Guernsey: 0.7%
170,560	I	KKR Private Equity Investors LP	3,982,576
			3,982,576
		Hong Kong: 2.2%
98,608		China Mengniu Diary Co., Ltd.	295,086
830,069		China Merchants Holdings International Co., Ltd.	3,048,185
129,000	@	Clear Media Ltd.	157,790
1,198,291	@	Galaxy Entertainment Group Ltd.	1,220,666
1,175,235		GOME Electrical Appliances Holdings Ltd.	1,241,757
396,367	@	Hutchison Telecommunications International Ltd.	951,172
847,827		Melco International Development	1,792,132
14,299	@, S, L	Melco PBL Entertainment Macau Ltd. ADR	276,545
2,244,341		Shun TAK Holdings Ltd.	3,023,799
186,000		Texwinca Holdings Ltd.	143,936
			12,151,068
		Hungary: 3.0%
2,147		Egis PLC	265,248
763,502		Magyar Telekom Telecommunications PLC	3,896,226
242,322		OTP Bank Nyrt	10,826,133
6,907		Richter Gedeon Nyrt	1,394,810
			16,382,417
		India: 0.3%
131,842	@,X	Canara Bank	719,857
11,848		State Bank of India Ltd. GDR	770,120
			1,489,977
		Indonesia: 0.1%
546,500		Indofood Sukses Makmur TBK PT	101,876
84,757		Semen Gresik Persero TBK PT	354,782
293,144		Telekomunikasi Indonesia TBK PT	305,292
			761,950
		Ireland: 2.2%
210,989	@	Dragon Oil PLC	747,864
210,539		iShares DJ Euro STOXX 50	11,483,945
			12,231,809
		Italy: 5.0%
35,385		Assicurazioni Generali S.p.A.	1,528,208
435,019	@	Banca CR Firenze	1,579,659
13,053		Banca Italease S.p.A.	907,418
14,755	@	Banca Popolare dell’Emilia Romagna SCRL	396,857
187,054		Banca Popolare di Milano SCRL	3,143,091
15,985		Banca Popolare di Sondrio SCARL	318,807
92,007	@	Banca Popolare Italiana SCRL	1,433,462
25,733		Banche Popolari Unite Scpa	732,234
26,330		Banco Popolare di Verona e Novara SCRL	830,399
516,202		Beni Stabili S.p.A.	848,635
20,432		Bulgari S.p.A.	297,273
59,505		Buzzi Unicem S.p.A.	1,692,316
241,932		Capitalia S.p.A.	2,182,056
93,168		Credito Emiliano S.p.A.	1,386,347
47,924		ENI S.p.A.	1,544,625
19,540		Finmeccanica S.p.A.	556,065
39,959		Geox S.p.A.	644,861
439,968		Intesa Sanpaolo S.p.A.	3,273,622
37,134		Intesa Sanpaolo S.p.A.	280,719
10,965		Luxottica Group S.p.A.	341,442
77,920	@	Parmalat S.p.A.	351,422
158,822		Telecom Italia S.p.A.	470,166
185,843		UniCredito Italiano S.p.A.	1,726,379
107,300	@	UniCredito Italiano S.p.A.	1,004,667
			27,470,730

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan: 7.2%
6,190		Acom Co., Ltd.	$235,957
6,625		Aeon Credit Service Co., Ltd.	126,989
6,900		Aiful Corp.	210,159
6,601		Aisin Seiki Co., Ltd.	215,482
30,000		Bank of Fukuoka Ltd.	239,417
16,114		Bank of Kyoto Ltd.	168,647
32,993	#	Bank of Yokohama Ltd.	267,787
27,005	S	Canon, Inc.	1,425,130
27,000		Chiba Bank Ltd.	244,207
5,859		Credit Saison Co., Ltd.	211,369
25,000		Daihatsu Motor Co., Ltd.	255,511
14,500		Daikin Industries Ltd.	481,134
14,608		Daiwa Securities Group, Inc.	179,723
12,588		Denso Corp.	506,130
126		Dentsu, Inc.	376,705
87		East Japan Railway Co.	604,980
8,200		Eisai Co., Ltd.	421,545
2,800		Exedy Corp.	90,873
3,900		Fanuc Ltd.	362,709
91		Fuji Television Network, Inc.	205,812
27,000		Fujitsu Ltd.	203,237
17,000		Gunma Bank Ltd.	109,901
41,828	S	Honda Motor Co., Ltd.	1,643,858
17,600		Hoya Corp.	641,478
4,300		Ibiden Co., Ltd.	214,454
25,000		Itochu Corp.	219,447
212		Japan Tobacco, Inc.	1,018,271
9,989		JS Group Corp.	228,598
6,548		JSR Corp.	156,270
1,060		Keyence Corp.	239,292
19,126		Koito Manufacturing Co., Ltd.	272,569
43,319		Kubota Corp.	457,365
4,400		Kyocera Corp.	406,177
5,993		Makita Corp.	209,309
81,484		Matsushita Electric Industrial Co., Ltd.	1,623,312
14,500		Millea Holdings, Inc.	521,195
23,000		Mitsubishi Electric Corp.	208,872
174	S	Mitsubishi UFJ Financial Group, Inc.	2,111,304
17,000		Mitsubishi UFJ Securities Co.	193,534
19,723		Mitsui Fudosan Co., Ltd.	513,886
29,077		Mitsui Mining & Smelting Co., Ltd.	150,030
266	S	Mizuho Financial Group, Inc.	1,924,770
30,000		NGK Spark Plug Co., Ltd.	611,302
15,333		NHK Spring Co., Ltd.	161,396
24,000		Nikko Cordial Corp.	236,696
1,601		Nintendo Co., Ltd.	474,411
8,000		Nippon Electric Glass Co., Ltd.	191,476
82		Nippon Telegraph & Telephone Corp.	410,261
10,000		Nissan Chemical Industries Ltd.	122,425
16,307		Nissan Motor Co., Ltd.	203,984
13,002		Nitto Denko Corp.	639,948
12,900		NOK Corp.	226,668
22,455		Nomura Holdings, Inc.	459,583
30,000		NSK Ltd.	275,385
205		NTT DoCoMo, Inc.	311,915
1,840		ORIX Corp.	531,024
6,592		Promise Co., Ltd.	234,252
52		Resona Holdings, Inc.	144,758
43,000		Ricoh Co., Ltd.	941,623
14		Sapporo Hokuyo Holdings, Inc.	141,364
11,000		Sega Sammy Holdings, Inc.	284,275
8,486		Seven & I Holdings Co., Ltd.	255,517
26,000		Sharp Corp.	444,166
19,035		Shizuoka Bank Ltd.	198,034
19,333		Sony Corp.	892,945
19,099		Stanley Electric Co., Ltd.	395,759
46,000		Sumitomo Chemical Co., Ltd.	356,376
16,192		Sumitomo Corp.	252,008
16,500		Sumitomo Electric Industries Ltd.	254,001

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
29,145		Sumitomo Metal Industries Ltd.	$123,899
149	S	Sumitomo Mitsui Financial Group, Inc.	1,522,727
23,830		Sumitomo Trust & Banking Co., Ltd.	256,288
13,000		Suruga Bank Ltd.	170,467
49,500		Suzuki Motor Corp.	1,426,590
3,800		T&D Holdings, Inc.	256,948
8,600		Takeda Pharmaceutical Co., Ltd.	562,580
6,560		Takefuji Corp.	264,397
24,000		Teijin Ltd.	136,889
13,000		Toppan Printing Co., Ltd.	140,284
30,000		Toray Industries, Inc.	229,072
44,700	S	Toyota Motor Corp.	2,942,232
11,060		Yamada Denki Co., Ltd.	920,952
15,901		Yamaha Motor Co., Ltd.	493,879
4,846		Yamato Holdings Co., Ltd.	72,819
17,101		Yokogawa Electric Corp.	280,047
			39,549,017
		Luxembourg: 0.4%
22,755	@, S, L	Millicom International Cellular S.A.	1,511,842
36,754	@	Prologis European Properties	732,924
4,058	@	TVSL SA	—
			2,244,766
		Malaysia: 0.1%
18,800		Golden Hope Plantations Bhd	34,785
133,400		Sime Darby Bhd	311,489
			346,274
		Mexico: 1.0%
22,236	@	Cemex SA de CV ADR	786,710
11,808	@	Consorcio ARA SA de CV	79,405
4,739	@	Desarrolladora Homex ADR	283,441
7,157		Fomento Economico Mexicano SA de CV ADR	859,341
83,296		Grupo Televisa SA ADR	2,453,900
227,429	@, S	Urbi Desarrollos Urbanos SA de CV	814,409
			5,277,206
		Netherlands: 2.9%
8,887		Euronext NV	1,095,454
10,875		Heineken NV	551,489
56,085		Koninklijke Philips Electronics NV	2,192,017
7,967		Koninklijke Vopak NV	419,089
94,112		Royal KPN NV	1,360,288
41,379		Royal Numico NV	2,197,594
120,901		TNT NV	5,472,557
84,259		Unilever NV	2,249,523
12,798		Vedior NV	265,118
			15,803,129
		New Zealand: 0.0%
160,764		Auckland International Airport Ltd.	253,957
			253,957
		Norway: 0.9%
19,331		DNB NOR ASA	291,823
51,757		Norsk Hydro ASA	1,686,067
18,817		Orkla ASA	1,133,325
21,644		Statoil ASA	581,475
68,165		Telenor ASA	1,390,963
			5,083,653
		Philippines: 0.5%
93,153		Ayala Corp.	1,204,807
2,468,326		Ayala Land, Inc.	889,078
8,320	S, L	Philippine Long Distance Telephone ADR	437,798
			2,531,683
		Poland: 5.3%
14,828		Agora SA	192,064
8,952		Bank BPH	3,137,039
69,298		Bank Handlowy w Warszawie	2,078,681
23,927		Bank Millennium SA	88,235
82,022		Bank Pekao SA	6,905,342
36,210		Bank Zachodni WBK SA	3,245,289
4,132	@	BRE Bank SA	555,218
15,273	@	Budimex SA	530,171
57,550	@	Cersanit Krasnystaw SA	905,585
60,799	@	Globe Trade Centre SA	1,016,408

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Poland (continued)
4,572		Grupa Kety SA	$307,812
5,162	@	Inter Cars SA	81,017
4,510		Polska Graupa Framaceutycz SA	114,353
41,024	@	Polski Koncern Miesny Duda SA	196,012
345,658	S	Powszechna Kasa Oszczednosci Bank Polski SA	5,747,391
10,496		Sniezka SA	144,519
1,308		Stomil Sanok	89,243
412,063		Telekomunikacja Polska SA	3,539,735
31,995	@	TVN SA	287,990
			29,162,104
		Portugal: 0.5%
83,610		Energias de Portugal SA	418,596
93,917		Jeronimo Martins	2,353,593
			2,772,189
		Romania: 0.2%
154,500		SIF 1 Banat Crisana Arad	197,045
167,500		SIF 2 Moldova Bacau	207,851
127,000		SIF 3 Transilvania Brasov	151,272
232,500		SIF 4 Muntenia Bucuresti	165,626
147,500		SIF 5 Oltenia Craiova	199,981
319,915	@	SNP Petrom SA	74,068
585,000		SOCEP CONSTANTA	53,210
			1,049,053
		Russia: 4.2%
36,261	@, S, L	CTC Media, Inc.	779,974
22,724		Lukoil ADR	1,809,202
19,042		MMC Norilsk Nickel ADR	3,218,098
168,739		NovaTek OAO	911,191
61,090		OAO Gazprom ADR	2,645,124
316,728	@	OAO Rosneft Oil Co. GDR	2,876,870
13	@	OJSC Evrocement Group	146,250
5,126	@	Polyus Gold Co. ZAO	253,921
16,214	@, S, L	Polyus Gold Co. ZAO ADR	794,486
14,462		Rosneft Oil Co.	129,881
1,382		Sberbank RF	4,567,731
144,138		TNK-BP Holding	324,311
32,455		Unified Energy System GDR	3,797,235
63,135		Uralkaliy	100,348
41,595	S, L	Uralsvyazinform ADR	586,490
			22,941,112
		South Korea: 0.9%
4,926		Hyundai Motor Co.	352,513
2,510	@	NHN Corp.	332,359
7,315		Samsung Electronics Co., Ltd.	4,529,853
			5,214,725
		Spain: 1.1%
329,340		Corp. Mapfre SA	1,655,760
11,458		Gamesa Corp. Tecnologica SA	313,962
18,706	@	Grifols SA	287,417
9,980		Grupo Empresarial Ence SA	557,507
19,990		Inditex SA	1,136,202
92,816		Telefonica SA	2,035,915
			5,986,763
		Sweden: 3.1%
4,331		Autoliv, Inc.	261,827
43,407		Getinge AB	946,997
13,645		Hennes & Mauritz AB	740,438
24,129	@	Modern Times Group AB	1,533,657
176,018		Nordea Bank AB	2,759,225
129,121		Skandinaviska Enskilda Banken AB	4,322,266
46,615		Skanska AB	974,204
119,391		Swedbank AB	4,528,902
155,170		Telefonaktiebolaget LM Ericsson	617,470
65,911		TeliaSonera AB	530,418
			17,215,404
		Switzerland: 6.8%
14,861		Adecco SA	957,491
2,031		BKW FMB Energie AG	235,329
64,681		Compagnie Financiere Richemont AG	3,626,429
40,229		Credit Suisse Group	2,852,821
394		Flughafen Zuerich AG	136,974

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
546		Givaudan	$494,304
57,051	S	Holcim Ltd.	5,672,068
16,729		Nestle SA	6,146,873
74,129		Novartis AG	4,274,074
34,388	S	Roche Holding AG	6,476,946
925		SGS SA	1,018,142
16,402		Swatch Group AG	3,903,425
8,292	@	Syngenta AG	1,534,739
			37,329,615
		Thailand: 0.1%
14		Bangkok Bank PCL	45
146,034		Bangkok Bank PCL	447,807
628,728		Krung Thai Bank PCL	220,057
			667,909
		Turkey: 0.7%
702,671		Dogan Sriketler Grubu Holdings	1,208,064
148,094		Haci Omer Sabanci Holding AS	633,294
225,368		Turkiye Garanti Bankasi AS	870,955
226,512		Turkiye Is Bankasi	1,106,982
			3,819,295
		Ukraine: 0.5%
1,530	@, X	Centrenergo ADR	24,861
655,784	@	Raiffeisen Bank	120,080
7,027		Ukrnafta	468,922
87	@, X	Ukrnafta Oil Co. ADR	33,791
7,230,927	@	UkrTelecom	1,666,475
16,172		UkrTelecom GDR	187,593
			2,501,722
		United Kingdom: 10.4%
177,509		Aegis Group PLC	494,051
31,107		Amec PLC	284,941
74,980		Anglo American PLC	3,501,667
70,255		BAE Systems PLC	579,059
66,878		BHP Billiton PLC	1,259,537
40,869		BP PLC	432,270
81,758		Burberry Group PLC	1,062,967
408,593		Compass Group PLC	2,441,723
263,497	S	Diageo PLC	5,142,807
23,969		Firstgroup PLC	257,750
241,301	S	GlaxoSmithKline PLC	6,515,592
28,861		Imperial Tobacco Group PLC	1,174,338
48,339		Intertek Group PLC	817,360
13,057		National Express Group PLC	271,940
25,534	@	Peter Hambro Mining PLC	566,016
85,728		Prudential PLC	1,160,609
137,733		QinetiQ PLC	561,390
50,551		Reckitt Benckiser PLC	2,440,501
121,135		Rentokil Initial PLC	385,878
33,222		Rio Tinto PLC	1,793,231
358,854	@	Rolls-Royce Group PLC	3,316,287
16,422		SABMiller PLC	373,510
41,841		Scottish & Newcastle PLC	447,537
383,076		Smith & Nephew PLC	4,316,340
22,316		Smiths Group PLC	468,904
94,244		Stagecoach Group PLC	278,455
521,295		Tesco PLC	4,295,782
2,943,273	S	Vodafone Group PLC	8,612,475
79,337		William Hill PLC	1,005,041
17,139		Wolseley PLC	447,949
176,925		WPP Group PLC	2,606,054
			57,311,961
		United States: 0.5%
120,491	S, L	News Corp., Inc.	2,946,005
			2,946,005
		Venezuela: 0.0%
1,809		Cia Anonima Nacional Telefonos de Venezuela - CANTV ADR	24,259
			24,259
		Total Common Stock
		(Cost $390,546,541)	524,192,880

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
EQUITY-LINKED SECURITIES: 2.8%
		India: 2.8%
360,371	@, #	Banking Index Benchmark Exchange Traded Scheme - Bank BeES
		(Counterparty: Citigroup)	$4,860,324
329,534	@, #, I, X	Bharti Airtel Ltd.
		(Counterparty: CLSA)	5,292,316
154,976	@, #, I, X	State Bank of India Ltd.
		(Counterparty: CLSA)	4,001,480
55,837	@, #, I, X	State Bank of India Ltd. - Indian Participation Certificate
		(Counterparty: Citigroup)	1,441,711
		Total Equity-Linked Securities
		(Cost $11,843,199)	15,595,831
PREFERRED STOCK: 0.2%
		Germany: 0.2%
27,619		ProSieben SAT.1 Media AG	932,630
		Total Preferred Stock
		(Cost $464,963)	932,630
RIGHTS: 0.0%
		Germany: 0.0%
4,104	@	Merck KGaA	8,451
			8,451
		Poland: 0.0%
41,024		Duda SA	195,173
			195,173
		Total Rights
		(Cost $-)	203,624
WARRANTS: 0.1%
		Luxembourg: 0.1%
15,828	@	Suzlon Energy Ltd.	409,470
		Total Warrants
		(Cost $501,195)	409,470
		Total Long-Term Investments
		(Cost $403,355,898)	541,334,435

Principal Amount			Value
SHORT-TERM INVESTMENTS: 2.2%
	U.S. Government Agency Obligations: 0.5%
$2,578,000	Federal Home Loan Bank, 4.700%, due 02/01/07		$2,577,663
	Total U.S. Government Agency Obligations
	(Cost $2,577,663)		2,577,663
	Securities Lending Collateralcc: 1.7%
9,373,000	The Bank of New York Institutional Cash Reserves Fund		9,373,000
	Total Securities Lending Collateral
	(Cost $9,373,000)		9,373,000
	Total Short-Term Investments
	(Cost $11,950,663)		11,950,663
	Total Investments in Securities
	(Cost $415,306,561)	100.7%	$553,285,098
	Other Assets and Liabilities - Net	(0.7)	(3,907,184)
	Net Assets	100.0%	$549,377,914

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $417,648,710.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$137,985,314
	Gross Unrealized Depreciation	(2,348,926)
	Net Unrealized Appreciation	$135,636,388

Percentage of
Industry	Net Assets
Advertising	0.8%
Aerospace/Defense	0.9
Agriculture	0.4
Apparel	0.4
Auto Manufacturers	2.0
Auto Parts & Equipment	0.5
Banks	22.9
Beverages	2.0
Biotechnology	0.2
Building Materials	3.5
Chemicals	1.9
Commercial Services	0.9
Computers	0.1
Distribution/Wholesale	0.2
Diversified Financial Services	2.4
Electric	2.5
Electrical Components & Equipment	0.5
Electronics	0.8
Energy - Alternate Sources	0.1
Engineering & Construction	4.4
Entertainment	0.2
Food	3.6
Food Service	0.4
Forest Products & Paper	0.1
Gas	0.0
Hand/Machine Tools	0.0
Healthcare - Products	1.0
Healthcare - Services	1.0
Holding Companies - Diversified	2.7
Home Builders	0.2
Home Furnishings	0.5
Household Products/Wares	0.8
Insurance	1.3
Internet	0.1
Investment Companies	3.0
Iron/Steel	0.0
Leisure Time	0.1
Lodging	0.1
Machinery - Diversified	0.1
Media	2.8
Metal Fabricate/Hardware	0.0
Mining	4.2
Miscellaneous Manufacturing	1.0
Office/Business Equipment	0.4
Oil & Gas	4.4
Pharmaceuticals	5.2
Real Estate	2.2
Retail	2.9
Semiconductors	0.8

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Software	0.1
Sovereign	0.0
Telecommunications	8.0
Textiles	0.2
Toys/Games/Hobbies	0.1
Transportation	2.3
Water	0.1
Other Long-Term Investments	1.2
Short-Term Investments	2.2
Other Assets and Liabilities - Net	(0.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2007 (Unaudited) (continued)

At January 31, 2007 the following forward currency contracts were outstanding for the ING Foreign Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound Sterling			USD
GBP 1,761,392	Buy	3/22/07	3,471,933	3,460,291	$(11,641)
Hungary Forint			USD
HUF 204,961,580	Buy	2/22/07	1,047,797	1,043,944	(3,852)
Japanese Yen			USD
JPY 2,313,877,558	Buy	2/8/07	19,796,528	19,193,160	(603,368)
Japanese Yen			USD
JPY 134,768,439	Buy	2/8/07	1,141,699	1,117,878	(23,821)
Japanese Yen			USD
JPY 1,340,510,000	Buy	4/27/07	11,115,340	11,235,411	120,071
					$(522,611)
Czech Republic Koruny			USD
CZK 49,017,610	Sell	3/22/07	2,373,734	2,281,076	$92,658
EURO			USD
EUR 6,171,831	Sell	4/30/07	8,001,409	8,074,712	(73,303)
Hungary Forint			USD
HUF 714,938,625	Sell	2/22/07	3,540,176	3,641,444	(101,268)
Turkey New Lira			USD
TRY 1,841,136	Sell	3/26/07	1,245,273	1,284,265	(38,992)
					$(120,905)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2007 (Unaudited)

Shares			Value
PREFERRED STOCK: 1.9%
		Banks: 1.9%
19,000	C	Bank of American Corp.	$485,450
		Total Preferred Stock (Cost $475,000)	485,450

# of
Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 0.1%

	Put Option CME
	90-Day Eurodollar Future 6/07
100	Strike @ $94.75 - Exp 6/18/2007	$33,125
	Total Purchased Options (Cost $36,639)	33,125

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.2%
		Federal National Mortgage Association: 13.2%
$234,000	W	4.940%, due 02/15/19	$224,640
267,000	W	5.240%, due 02/15/20	261,243
977,000	W	5.270%, due 02/13/36	937,615
221,000		5.540%, due 02/15/20	220,102
857,000	W	5.610%, due 02/12/37	843,074
441,000		5.970%, due 02/12/37	442,654
432,000		6.370%, due 02/12/37	439,290
		Total U.S. Government Agency Obligations (Cost $3,392,566)	3,368,618
U.S. TREASURY OBLIGATIONS: 14.7%
		U.S. Treasury Bonds: 3.6%
983,000	S	4.920%, due 02/15/36	919,106
			919,106
		Treasury Inflation Protected Securities: 1.6%
262,000		2.060%, due 04/15/11	265,344
133,000		2.210%, due 01/15/16	130,716
			396,060
		U.S. Treasury Notes: 9.5%
272,000	S	4.820%, due 11/15/16	267,878
795,000	S	4.820%, due 12/31/11	788,231
260,000	S	4.850%, due 11/15/09	258,467
1,113,000	S	4.875%, due 01/31/09	1,111,348
			2,425,924
		Total U.S. Treasury Obligations (Cost $3,747,017)	3,741,090
ASSET-BACKED SECURITIES: 1.8%
		Auomobile Asset-Backed Securities 1.8%
254,000	C, S	AmeriCredit Automobile Receivables Trust, 4.520%, due 07/06/09	252,271
203,279	C, S	Morgan Stanley Auto Loan Trust, 3.540%, due 03/15/12	200,470
		Total Asset-Backed Securities (Cost $450,218)	452,741
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
122,000	C, S	Greenwich Capital Commercial Funding Corp., 5.170%, due 04/10/37	120,956
74,000	C, S	LB-UBS Commercial Mortgage Trust, 4.760%, due 08/15/29	71,818
82,000	C, S	LB-UBS Commercial Mortgage Trust, 4.810%, due 08/15/29	79,468
97,000	C, S	LB-UBS Commercial Mortgage Trust, 5.170%, due 11/15/30	96,143
48,000	C, S	LB-UBS Commercial Mortgage Trust, 5.290%, due 02/15/31	47,454
61,000	C, S	Merrill Lynch Mortgage Trust, 5.590%, due 05/12/39	61,819
		Total Collateralized Mortgage Obligations (Cost $482,430)	477,658

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2007 (Unaudited) (continued)

Principal Amount					Value
OTHER BONDS: 52.1%
			Foreign Government Bonds: 52.1%
ARS	598,500		Argentina Bonos, 2.300%, due 09/30/14		$221,440
EUR	453,000		Bundesobligation, 3.980%, due 04/17/09		581,471
EUR	955,000	S	Bundesrepublik Deutschland, 4.100%, due 01/04/17		1,210,227
EUR	312,000		Bundesrepublik Deutschland, 4.220%, due 01/04/37		391,898
EUR	1,477,000	S	Bundesschatzanweisungen, 3.950%, due 12/12/08		1,918,121
CAD	230,000		Canada Government, 4.160%, due 06/01/08		194,417
CAD	230,000		Canadian Government International Bond, 4.240%, due 06/01/33		241,961
EUR	930,000		France Government International Bond OAT, 4.120%, due 04/25/16		1,132,442
EUR	915,000		Italy Buoni Poliennali Del Tesoro, 4.260%, due 08/01/16		1,145,593
JPY	477,100,000		Japan Government Five Year Bond, 1.140%, due 09/20/11		3,963,244
MXN	2,860,000		Mexican Bonos, 7.930%, due 12/17/15		261,119
GBP	130,000		United Kingdom Gilt, 4.390%, due 03/07/36		249,603
GBP	515,000		United Kingdom Gilt, 4.980%, due 09/07/16		937,254
GBP	420,000		United Kingdom Gilt, 5.220%, due 03/07/07		824,611
			Total Other Bonds (Cost $13,218,746)		13,273,401
			Total Long-Term Investments (Cost $21,802,616)		21,832,083
SHORT-TERM INVESTMENTS: 19.8%
			Commercial Paper: 3.9%
	$1,000,000	S	ConocoPhillips, 5.330%, due 02/01/07		999,852
			Total Commercial Paper (Cost $999,852)		999,852
			Mutual Fund: 4.9%
1,250,000		**, S	ING Institutional Prime Money Market Fund		1,250,000
			Total Mutual Fund (Cost $1,250,000)		1,250,000
			Repurchase Agreement: 11.0%
2,808,000		S	Goldman Sachs Repurchase Agreement dated 01/31/07, 5.250%, due 02/01/07, $2,808,410 to be received upon repurchase (Collateralized by $2,845,000 Federal Home Loan Bank, 6.600%, Market Value plus accrued interest $2,865,721, due 05/24/21)		2,808,000
			Total Repurchase Agreement (Cost $2,808,000)		2,808,000
			Total Short-Term Investments (Cost $5,057,852)		5,057,852

			Total Investments in Securities
			(Cost $26,860,468)*	105.5%	$26,889,935
			Other Assets and Liabilities - Net	(5.5)	(1,407,894)
			Net Assets	100.0%	$25,482,041

C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
**	Investment in affiliate
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

*	Cost for federal income tax purposes is $26,865,070.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$126,677
	Gross Unrealized Depreciation	(101,812)
	Net Unrealized Appreciation	$24,865

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2007 (Unaudited) (continued)

At January 31, 2007 the following forward currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Korea (South) Won			USD
KRW 341,366,250	Buy	2/20/07	365,000	362,577	$(2,423)
Malaysia Ringgits			USD
MYR 1,376,973	Buy	2/5/07	390,000	393,365	3,365
					$942

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2007 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on January 31, 2007:

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
Euro-Bund 10-Year Note	7	1,048,928	03/08/07	$(8,182)
U.S. Treasury 2-Year Note	23	4,682,656	03/30/07	(25,766)
U.S. Treasury 5-Year Note	11	1,149,844	03/30/07	(20,232)
				$(54,180)
Short Contracts
U.S. Treasury 10-Year Note	13	(1,387,750)	03/21/07	$24,719
U.S. Treasury Long Bond	1	(110,125)	03/21/07	3,816
				$28,535

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Australia: 7.7%
121,851		Australia & New Zealand Banking Group Ltd.	$2,765,057
252,754		Coca-Cola Amatil Ltd.	1,541,367
538,383		Foster’s Group Ltd.	2,841,494
89,078		Publishing & Broadcasting Ltd.	1,366,233
111,717		St. George Bank Ltd.	2,891,383
209,715		Stockland	1,384,157
121,498	L	Suncorp-Metway Ltd.	2,043,169
105,400		TABCORP Holdings Ltd.	1,431,190
107,574		Wesfarmers Ltd.	3,195,584
174,501		Westfield Group	3,029,016
			22,488,650
		Belgium: 2.5%
66,040		Belgacom SA	2,992,248
36,358		Elia System Operator SA/NV	1,425,648
69,210		Fortis	2,914,102
			7,331,998
		Brazil: 2.5%
42,164	L	Cia Siderurgica Nacional SA ADR	1,364,005
34,648		Petroleo Brasileiro SA ADR	3,073,278
202,788	L	Tele Norte Leste Participacoes SA ADR	2,735,610
			7,172,893
		Canada: 5.9%
171,229		BCE, Inc.	4,501,891
69,350	@, X, #	Bell Aliant Regional Communications Income Fund	1,733,750
37,373		Enerplus Resources Fund	1,639,554
107,667	L	Fording Canadian Coal Trust	2,439,734
159,002		Precision Drilling Trust	3,580,518
100,894		TransCanada Corp.	3,346,272
			17,241,719
		China: 1.0%
2,374,000		PetroChina Co., Ltd.	2,924,542
			2,924,542
		Denmark: 1.0%
65,140		Danske Bank A/S	3,000,669
			3,000,669
		France: 3.0%
103,969		France Telecom SA	2,890,309
16,686		Societe Generale	2,962,032
71,416		Vivendi	2,947,113
			8,799,454
		Germany: 2.0%
162,339		Deutsche Telekom AG	2,863,493
21,872		E.ON AG	2,979,401
			5,842,894
		Greece: 1.0%
74,576		OPAP SA	2,795,524
			2,795,524
		Hong Kong: 1.0%
421,000		Citic Pacific Ltd.	1,480,828
209,500		CLP Holdings Ltd.	1,568,125
			3,048,953
		Hungary: 1.1%
122,665		Magyar Telekom Telecommunications PLC ADR	3,127,958
			3,127,958
		Ireland: 1.0%
98,231		Allied Irish Banks PLC	2,846,163
			2,846,163
		Israel: 0.6%
345,992		Bank Hapoalim BM	1,621,991
			1,621,991
		Italy: 7.6%
343,636		Enel S.p.A.	3,645,265
131,978		ENI S.p.A.	4,253,747
384,543		Intesa Sanpaolo S.p.A.	2,906,999
223,561		Mediaset S.p.A.	2,703,963

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Italy (continued)
530,958		Snam Rete Gas S.p.A.	$3,133,585
1,071,652		Telecom Italia S.p.A.	2,691,311
315,305		UniCredito Italiano S.p.A.	2,929,010
			22,263,880
		Netherlands: 2.4%
89,929		ABN Amro Holding NV	2,888,685
10,739		Rodamco Europe NV	1,455,381
79,215		Royal Dutch Shell PLC	2,686,349
			7,030,415
		New Zealand: 0.5%
466,394		Telecom Corp. of New Zealand Ltd.	1,600,833
			1,600,833
		Norway: 1.0%
202,921		DNB NOR ASA	3,063,319
			3,063,319
		Poland: 1.2%
400,801		Telekomunikacja Polska SA	3,442,992
			3,442,992
		Singapore: 1.0%
227,000		United Overseas Bank Ltd.	2,800,553
			2,800,553
		South Africa: 1.7%
202,179		Edgars Consolidated Stores Ltd.	1,134,974
119,531		Standard Bank Group Ltd.	1,647,203
99,568		Telkom SA Ltd.	2,224,620
			5,006,797
		South Korea: 1.0%
61,073		KT Corp. ADR	1,410,786
23,017		S-Oil Corp.	1,596,399
			3,007,185
		Sweden: 1.5%
55,263		Svenska Cellulosa AB	2,963,569
21,080		Volvo AB	1,552,363
			4,515,932
		Thailand: 0.7%
537,000		Advanced Info Service PCL	1,150,888
138,800		Siam Cement PCL	972,902
			2,123,790
		United Kingdom: 12.6%
176,929		Aviva PLC	2,862,455
219,647		Barclays PLC	3,204,775
185,800		BBA Aviation PLC	1,033,175
100,178		British American Tobacco PLC	3,050,034
145,161		Diageo PLC	2,833,182
720,513		DSG International PLC	2,398,059
107,164		GlaxoSmithKline PLC	2,893,634
970,898		Legal & General Group PLC	2,967,438
248,998		Lloyds TSB Group PLC	2,860,634
125,149		Provident Financial PLC	1,804,405
116,693		Royal Bank of Scotland Group PLC	4,700,771
273,791		Scottish & Newcastle PLC	2,928,508
96,571		Severn Trent PLC	2,687,199
62,237		Tate & Lyle PLC	719,244
			36,943,513
		United States: 33.8%
34,708		AGL Resources, Inc.	1,364,024
49,076		Altria Group, Inc.	4,288,752
58,176	L	Ameren Corp.	3,089,727
66,416	L	American Capital Strategies Ltd.	3,231,138
44,968	L	Arthur J Gallagher & Co.	1,289,233
82,962		AT&T, Inc.	3,121,860
86,170		Bank of America Corp.	4,530,819
122,517		Bristol-Myers Squibb Co.	3,527,264
90,999		Citigroup, Inc.	5,016,775
221,676		Citizens Communications Co.	3,249,770
61,107		Consolidated Edison, Inc.	2,950,246
22,346		Developers Diversified Realty Corp.	1,499,864
69,447		Dow Chemical Co.	2,884,828
93,152		Duke Energy Corp.	1,834,163
26,802		Duke Realty Corp.	1,182,504
52,615		Energy East Corp.	1,263,812
34,715		Fifth Third Bancorp.	1,385,129

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
67,686	L	First Horizon National Corp.	$2,951,110
21,921		Hospitality Properties Trust	1,069,745
22,632		iStar Financial, Inc.	1,134,995
86,698		KeyCorp.	3,309,263
40,678		Kinder Morgan Energy Partners LP	2,050,578
27,865		Kinder Morgan, Inc.	2,953,690
21,400		Liberty Property Trust	1,107,236
68,467		Merck & Co., Inc.	3,063,898
114,637		NiSource, Inc.	2,728,361
113,023		Pfizer, Inc.	2,965,724
42,666		Public Service Enterprise Group, Inc.	2,859,902
32,885	L	Rayonier, Inc.	1,420,632
45,073	L	Reynolds American, Inc.	2,907,209
84,375		Southern Co.	3,082,219
46,576	@	Spectra Energy Corp.	1,216,565
51,229	L	Thornburg Mortgage, Inc.	1,378,060
46,777	L	United Dominion Realty Trust, Inc.	1,533,818
77,972	L	US Bancorp.	2,775,803
73,544	L	UST, Inc.	4,224,367
26,064	L	Ventas, Inc.	1,205,460
50,728		Wachovia Corp.	2,866,132
100,324		Washington Mutual, Inc.	4,473,447
			98,988,122
		Total Common Stock
		(Cost $243,812,473)	279,030,739
EQUITY-LINKED SECURITIES: 1.1%
		Taiwan: 1.1%
861,596	@, X	Formosa Chemicals & Fibre Corp.
		(Counterparty: Merrill)	1,533,641
1,075,935	@, X	Lite-On Technology Corp.
		(Counterparty: Citigroup)	1,549,346
		Total Equity-Linked Securities
		(Cost $2,738,254)	3,082,987
WARRANTS: 0.4%
		Ireland: 0.4%
1,849,000	@, X	Mega Financial Holding Co., Ltd.	1,238,830
		Total Warrants
		(Cost $1,274,396)	1,238,830
		Total Long-Term Investments
		(Cost $247,825,123)	283,352,556

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc: 6.0%
$17,683,000	The Bank of New York Institutional Cash Reserves Fund		$17,683,000
	Total Short-Term Investments (Cost $17,683,000)		17,683,000
	Total Investments in Securities (Cost $265,508,123)*	102.8%	$301,035,556
	Other Assets and Liabilities - Net	(2.8)	(8,306,714)
	Net Assets	100.0%	$292,728,842

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of
Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2007 (Unaudited) (continued)

*	Cost for federal income tax purposes is $266,445,179.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,632,060
	Gross Unrealized Depreciation	(3,041,683)
	Net Unrealized Appreciation	$4,590,377

Percentage of
Industry	Net Assets
Aerospace/Defense	0.4%
Agriculture	4.9
Banks	22.5
Beverages	3.5
Building Materials	0.3
Chemicals	1.5
Coal	0.8
Computers	0.6
Diversified Financial Services	3.2
Electric	8.4
Entertainment	1.4
Food	0.2
Forest Products & Paper	1.0
Gas	2.5
Holding Companies - Diversified	0.5
Insurance	2.4
Investment Companies	1.1
Iron/Steel	0.5
Machinery - Diversified	0.5
Media	2.4
Miscellaneous Manufacturing	1.1
Oil & Gas	6.8
Pharmaceuticals	4.3
Pipelines	3.3
Real Estate	1.5
Real Estate Investment Trusts	4.0
Retail	1.2
Savings & Loans	1.5
Telecommunications	13.6
Water	0.9
Short-Term Investments	6.0
Other Assets and Liabilities - Net	(2.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Australia: 1.2%
14,200		BHP Billiton Ltd. ADR	$582,058
121,400	@	Paladin Resources Ltd.	830,447
			1,412,505
		Bermuda: 0.4%
86,100	@	Energy XXI Acquisition Corp. Bermuda Ltd.	426,195
			426,195
		Brazil: 3.7%
36,700		Cia Vale do Rio Doce ADR	1,245,231
133,500		Petroleo Brasileiro SA	3,268,281
			4,513,512
		Canada: 10.3%
15,000		Agnico-Eagle Mines Ltd.	603,750
25,500		Alcan, Inc.	1,300,500
35,600		Cameco Corp.	1,355,874
220,250	@	Eldorado Gold Corp.	1,257,716
17,600		First Quantum Minerals Ltd.	933,542
46,300	@	Frontera Copper Corp.	177,048
54,249		GoldCorp, Inc.	1,499,592
1		Iamgold Corp.	9
49,100	@	Kinross Gold Corp.	653,030
101,400	@	MAG Silver Corp.	697,944
69,300	@	Major Drilling Group International	1,500,479
195,900	@	Shore Gold, Inc.	1,266,824
18,100		Teck Cominco Ltd.	1,334,429
			12,580,737
		France: 1.9%
753	@	Arkema ADR	37,760
33,400		Total SA ADR	2,272,870
			2,310,630
		Jersey: 1.0%
53,400	@	Randgold Resources Ltd. ADR	1,255,434
			1,255,434
		Netherlands: 3.4%
12,000		Arcelor Mittal	570,840
53,047		Royal Dutch Shell PLC ADR	3,620,458
			4,191,298
		Papua New Guinea: 1.5%
737,900	@	Lihir Gold Ltd.	1,808,693
			1,808,693
		Russia: 0.6%
8,800		Lukoil ADR	700,624
			700,624
		South Africa: 0.8%
26,128	@	First Uranium Corp.	220,028
41,100		Gold Fields Ltd.	693,147
			913,175
		United Kingdom: 1.0%
10,500		Lonmin PLC	614,543
2,900		Rio Tinto PLC ADR	627,009
			1,241,552
		United States: 74.2%
135,905	@	Allis-Chalmers Energy, Inc.	2,398,723
37,000		Arch Coal, Inc.	1,099,640
44,700		Cabot Oil & Gas Corp.	2,899,242
11,300	@	Cameron International Corp.	593,250
253,771	@, I	Cano Petroleum, Inc.	1,299,308
75,200		Chevron Corp.	5,480,576
11,100		Cleveland-Cliffs, Inc.	606,726
121,600		ConocoPhillips	8,075,456
32,735	@	Delta Petroleum Corp.	718,533

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2007 (Unaudited) (continued)

Shares				Value
		United States (continued)
11,200	@	Denbury Resources, Inc.		$310,240
36,500		ENSCO International, Inc.		1,856,755
15,700		EOG Resources, Inc.		1,085,341
119,200	@	Evergreen Energy, Inc.		1,071,608
106,732	@	EXCO Resources, Inc.		1,793,098
144,400	S	ExxonMobil Corp.		10,700,040
22,300		Freeport-McMoRan Copper & Gold, Inc.		1,282,473
45,896	@	GeoMet, Inc.		390,116
24,467	@	Goodrich Petroleum Corp.		893,535
19,400	@	Grant Prideco, Inc.		760,092
89,100	@	Hecla Mining Co.		635,283
30,316	@	Hercules Offshore, Inc.		801,555
59,700		Hess Corp.		3,223,203
117,100	@	Key Energy Services, Inc.		1,926,295
128,605	@	Kodiak Oil & Gas Corp.		590,297
26,100		Marathon Oil Corp.		2,357,874
24,600	@	McDermott International, Inc.		1,270,344
53,120	@	Mirant Corp.		1,815,642
40,500	@	MV Oil Trust		963,495
71,700	@	Newfield Exploration Co.		3,069,477
10,200		Nucor Corp.		658,308
91,000		Occidental Petroleum Corp.		4,218,760
86,791	@	Parallel Petroleum Corp.		1,707,179
42,344	@, I	PetroHawk Energy Corp.		488,650
71,754	@	Petroquest Energy, Inc.		934,955
10,200		Phelps Dodge Corp.		1,260,720
67,100	@	Plains Exploration & Production Co.		3,236,904
31,526	@	Quicksilver Resources, Inc.		1,250,321
19,200		Rowan Cos., Inc.		631,488
79,600		Schlumberger Ltd.		5,053,804
60,300	@	Southwestern Energy Co.		2,319,138
36,500	@	Superior Energy Services		1,106,680
12,100		Tesoro Petroleum Corp.		996,919
15,900		United States Steel Corp.		1,327,491
38,763	@	US BioEnergy Corp.		444,224
9,000		Valero Energy Corp.		486,603
15,442	@	Valero GP Holdings, LLC		382,653
21,100	@	Weatherford International Ltd.		852,018
60,300		XTO Energy, Inc.		3,043,341
				90,368,373
		Total Investments in Securities
		(Cost $109,599,749)*	100.0%	$121,722,728
		Other Assets and Liabilities - Net	0.0	16,137
		Net Assets	100.0%	$121,738,865

@	Non-income producing security
ADR	American Depositary Receipt
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities
	and forward currency exchange contracts.
I	Illiquid security

*	Cost for federal income tax purposes is $109,775,307.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,508,499
	Gross Unrealized Depreciation	(1,561,078)
	Net Unrealized Appreciation	$11,947,421

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Chemicals	0.0%
Coal	0.9
Electric	1.5
Energy - Alternate Sources	1.3
Engineering & Construction	1.0
Investment Companies	0.4
Iron/Steel	2.6
Mining	19.4
Oil & Gas	61.5
Oil & Gas Services	11.1
Pipelines	0.3
Other Assets and Liabilities - Net	0.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Australia: 10.7%
1,272,499		Centro Properties Group	$8,956,991
1,201,400		DB Rreef Trust	1,649,007
4,141,000		GPT Group	17,606,124
2,145,100		Investa Property Group	4,117,849
2,728,600		Macquarie CountryWide Trust	4,707,211
2,632,400		Macquarie Goodman Group	15,039,791
833,000		Mirvac Group	3,645,043
1,296,100		Stockland	8,554,492
2,855,000		Valad Property Group	3,993,812
2,224,478		Westfield Group	38,612,844
			106,883,164
		Austria: 0.4%
180,800	@	Conwert Immobilien Invest AG	4,120,647
			4,120,647
		Canada: 2.1%
137,000	@	Calloway Real Estate Investment Trust	3,433,149
169,500		Dundee Real Estate Investment Trust	5,754,185
410,600		RioCan Real Estate Investment Trust	8,778,633
253,700	@	Sunrise Senior Living, Inc.	3,207,899
			21,173,866
		China: 0.1%
743,200		Guangzhou R&F Properties Co., Ltd.	1,433,362
			1,433,362
		Finland: 0.6%
386,600		Sponda OYJ	5,593,040
			5,593,040
		France: 4.0%
82,200		Klepierre	14,573,446
30,600		Societe de la Tour Eiffel	5,344,282
78,200		Unibail	19,752,125
			39,669,853
		Germany: 1.0%
42,055		Deutsche Wohnen AG	2,928,017
78,100		DIC Asset AG	3,313,273
38,100		IVG Immobilien AG	1,730,983
57,300	@, L	Patrizia Immobilien AG	1,592,650
			9,564,923
		Guernsey: 0.4%
1,330,400	@	Develica Deutschland Ltd.	1,723,859
24,800		Mapeley Ltd.	1,840,322
			3,564,181
		Hong Kong: 6.9%
3,569,300		Agile Property Holdings Ltd.	2,917,467
3,296,950	@	Champion Real Estate Investment Trust	1,826,058
897,900		Cheung Kong Holdings Ltd.	11,858,658
841,500		Hang Lung Properties Ltd.	2,881,559
3,290,000		Hongkong Land Holdings Ltd.	14,622,484
1,771,000	L	Kerry Properties Ltd.	8,302,325
2,278,700		Link Real Estate Investment Trust	5,364,196
2,032,700	@	Shui On Land Ltd.	1,713,107
1,548,200		Sun Hung Kai Properties Ltd.	18,802,950
			68,288,804
		Isle Of Man: 0.1%
135,300	@	Hirco PLC	1,111,152
			1,111,152
		Italy: 0.5%
2,762,600		Beni Stabili S.p.A.	4,541,707
			4,541,707
		Japan: 10.9%
424		Japan Logistics Fund, Inc.	4,047,229
565		Japan Retail Fund Investment Corp.	5,151,515
426		Kenedix Realty Investment Corp.	2,831,492
1,356,200		Mitsubishi Estate Co., Ltd.	38,926,795
1,307,400		Mitsui Fudosan Co., Ltd.	34,064,499
641		Nippon Building Fund, Inc.	9,512,427

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
411,300		Sumitomo Realty & Development Co., Ltd.	$14,343,946
			108,877,903
		Luxembourg: 0.2%
85,200	@	Prologis European Properties	1,699,003
			1,699,003
		Netherlands: 2.0%
1,085		Eurocommercial Properties NV	59,620
111,700		Rodamco Europe NV	15,137,911
44,700		Vastned Retail NV	4,256,567
			19,454,098
		Norway: 0.3%
306,100	@	Norwegian Property ASA	3,445,940
			3,445,940
		Singapore: 2.7%
355,500		Allgreen Properties Ltd.	389,678
2,709,000		CapitaLand Ltd.	11,892,046
2,711,000		CapitaMall Trust	5,722,554
390,000		City Developments Ltd.	3,577,400
719,600		Keppel Land Ltd.	3,514,631
1,233,500		Wing Tai Holdings Ltd.	2,014,894
			27,111,203
		South Korea: 0.0%
20,000	@, #	Lotte Shopping Co. GDR	389,816
			389,816
		Sweden: 0.9%
699,600		Castellum AB	9,487,256
			9,487,256
		United Kingdom: 11.6%
16,200		Atlas Estates Ltd.	104,315
830,300		British Land Co. PLC	25,720,956
125,715		Capital & Regional PLC	3,886,849
533,500		Dawnay Day Treveria PLC	970,636
145,700		Derwent Valley Holdings PLC	5,590,926
697,000		Great Portland Estates PLC	9,669,295
718,828		Hammerson PLC	20,769,887
1,266,400	**	ING UK Real Estate Income Trust Ltd.	2,973,191
912,427		Land Securities Group PLC	38,545,547
643,100	@	Northern European Properties Ltd.	980,680
456,700		Slough Estates PLC	6,693,952
			115,906,234
		United States: 39.9%
108,100		AMB Property Corp.	6,577,885
316,100		Archstone-Smith Trust	19,980,681
117,700		AvalonBay Communities, Inc.	17,461,972
151,900		BioMed Realty Trust, Inc.	4,531,177
198,400	L	Boston Properties, Inc.	25,016,256
146,700	L	BRE Properties, Inc.	10,182,447
128,300	L	Brookfield Properties Co.	5,971,082
96,300		Camden Property Trust	7,549,920
145,300	L	Corporate Office Properties Trust SBI MD	7,741,584
145,000		Developers Diversified Realty Corp.	9,732,400
166,100	@, L	Douglas Emmett, Inc.	4,544,496
320,100	L	Equity Office Properties Trust	17,781,555
275,200		Equity Residential	15,488,256
185,100		Extra Space Storage, Inc.	3,653,874
132,500	L	Federal Realty Investment Trust	12,378,150
158,300	L	General Growth Properties, Inc.	9,738,616
259,200		Health Care Property Investors, Inc.	10,692,000
173,500		Highwoods Properties, Inc.	7,581,950
55,100	L	Home Properties, Inc.	3,542,379
554,210	L	Host Hotels & Resorts, Inc.	14,669,939
67,000		Kilroy Realty Corp.	5,818,280
76,165	L	Kimco Realty Corp.	3,777,784
140,700		Liberty Property Trust	7,279,818
137,800		Macerich Co.	13,164,034
93,600	L	Maguire Properties, Inc.	4,066,920
140,700	L	Nationwide Health Properties, Inc.	4,688,124
313,900		Omega Healthcare Investors, Inc.	5,691,007
38,700	L	Post Properties, Inc.	1,876,950
269,800		Prologis	17,537,000
149,554		Public Storage, Inc.	16,265,493
143,700		Regency Centers Corp.	12,516,270

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
247,500		Simon Property Group, Inc.	S 28,311,525
96,600	L	SL Green Realty Corp.	14,159,628
134,300		Strategic Hotel Capital, Inc.	2,890,136
121,200	L	Sunstone Hotel Investors, Inc.	3,428,748
82,500		Taubman Centers, Inc.	4,807,275
241,500	L	United Dominion Realty Trust, Inc.	7,918,785
185,500	L	Ventas, Inc.	8,579,375
127,600		Vornado Realty Trust	15,611,860
96,700	L	Washington Real Estate Investment Trust	4,133,925
			397,339,556
		Total Common Stock
		(Cost $735,377,539)	949,655,708
RIGHTS: 0.1%
		Finland: 0.1%
348,600	@	Sponda OYJ	600,027

		Total Rights
		(Cost $-)	600,027

# of
Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 0.4%
	Brazil:
	American Style Call Option OTC
	Brascan Residential Properties SA
517,500	Zero Strike Option*Exp 10/22/2007	$4,020,032

	Total Options Purchased
	(Cost $3,881,855)	4,020,032

	Total Long-Term Investments
	(Cost $739,259,394)	954,275,767

Principal Amount			Value
SHORT-TERM INVESTMENTS: 8.1%
	U.S. Government Agency Obligations: 4.6%
$45,401,000	Federal Home Loan Bank, 4.700%, due 02/01/07		$45,395,072

	Total U.S. Government Agency Obligations
	(Cost $45,395,072)		45,395,072
	Securities Lending Collateralcc: 3.5%
35,034,000	The Bank of New York Institutional Cash Reserves Fund		35,034,000

	Total Securities Lending Collateral
	(Cost $35,034,000)		35,034,000
	Total Short-Term Investments
	(Cost $80,429,072)		80,429,072
	Total Investments in Securities
	(Cost $819,688,466)*	103.9%	$1,034,704,839
	Other Assets and Liabilities - Net	(3.9)	(38,418,578)
	Net Assets	100.0%	$996,286,261

@	Non-income producing security
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $855,858,506.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$179,647,205
	Gross Unrealized Depreciation	(527,872)
	Net Unrealized Appreciation	$179,119,333

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Diversified Property Holdings	17.9%
Healthcare	3.3
Investment Companies	0.3
Offices	11.6
Property Trust	10.7
Real Estate Management/Services	7.2
Real Estate Operations/Development	16.1
Residential: Apartments	8.4
Residential: Hotels	2.1
Retail: Department Stores	0.1
Retail: Regional Malls	5.6
Retail: Shopping Centers	7.2
Storage	2.0
Warehouse/Industrial	2.8
Other Long-Term Investments	0.5
Short-Term Investments	8.1
Other Assets and Liabilities - Net	(3.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.0%
		Australia: 1.9%
215,560		Alumina Ltd.	$1,092,879
68,400		Newcrest Mining Ltd.	1,122,485
			2,215,364
		Canada: 11.7%
139,059	L	Barrick Gold Corp.	4,118,928
552,300	@, L	Bema Gold Corp.	3,230,952
182,700	@	Crystallex International Corp.	546,273
172,900	@, L	Domtar, Inc.	1,436,799
119,200	@, L	Ivanhoe Mines Ltd.	1,162,200
23,800	L	Magna International, Inc.	1,859,256
198,100	@	Patheon, Inc.	920,808
			13,275,216
		Finland: 1.5%
105,000		Stora Enso OYJ	1,759,681
			1,759,681
		France: 6.3%
1,400		Areva SA	1,125,575
30,900	L	Technip SA ADR	1,994,595
54,300		Thales SA	2,867,476
16,800		Total SA	1,141,926
			7,129,572
		Germany: 1.6%
90,600	@, L	Premiere AG	1,762,870
			1,762,870
		Italy: 3.1%
46,144		ENI S.p.A.	1,487,255
811,926		Telecom Italia S.p.A.	2,039,044
			3,526,299
		Japan: 15.9%
51,800		Fuji Photo Film Co., Ltd.	2,145,171
12,300		Kao Corp. ADR	3,508,185
31,000	@, L	NEC Electronics Corp.	818,417
134,300		Nippon Telegraph & Telephone Corp. ADR	3,362,872
84,000		Sekisui House Ltd.	1,183,575
96,800		Takefuji Corp.	3,901,462
54,000		Toppan Printing Co., Ltd.	582,717
29,300		Toppan Printing Co., Ltd. ADR	1,572,065
81,000		Wacoal Holdings Corp.	1,004,988
			18,079,452
		Netherlands: 1.6%
27,583		Royal Dutch Shell PLC ADR	1,867,645
			1,867,645
		Papua New Guinea: 1.3%
603,204	@	Lihir Gold Ltd.	1,478,535
			1,478,535
		Portugal: 1.3%
297,602		Energias de Portugal SA	1,489,955
			1,489,955
		South Africa: 2.1%
49,600	L	Anglogold Ashanti Ltd. ADR	2,331,200
			2,331,200
		South Korea: 3.6%
64,550	@, L	Korea Electric Power Corp. ADR	1,476,259
77,700		KT Corp. ADR	1,794,870
20,000		Samsung SDI Co., Ltd.	807,306
			4,078,435
		Taiwan: 2.2%
118,932		Chunghwa Telecom Co., Ltd. ADR	2,463,082
			2,463,082
		United Kingdom: 5.8%
58,300		Anglo American PLC	2,722,689
23,492		Lonmin PLC	1,374,937

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2007 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
38,900		Stolt-Nielsen SA ADR		$1,165,055
437,500		Vodafone Group PLC		1,280,193
				6,542,874
		United States: 33.1%
131,100	L	AGCO Corp.		4,453,467
69,900		Alcoa, Inc.		2,257,770
31,700	@, L	Allied Waste Industries, Inc.		405,443
218,900	@, L	Apex Silver Mines Ltd.		3,036,143
47,200		Chevron Corp.		3,439,936
184,300	@, L	GrafTech International Ltd.		1,496,516
55,200		Microsoft Corp.		1,703,472
111,300	@, L	Mosaic Co.		2,217,096
50,900	L	Newmont Mining Corp.		2,295,590
29,000		Peabody Energy Corp.		1,184,070
74,500		PNM Resources, Inc.		2,270,760
142,400	@, L	Smithfield Foods, Inc.		3,739,424
72,200		Sprint Nextel Corp.		1,287,326
227,400	L	Tyson Foods, Inc.		4,036,350
37,400		Union Pacific Corp.		3,777,400
				37,600,763
		Total Common Stock
		(Cost $92,101,976)		105,600,943

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.0%
		U.S. Government Agency Obligations: 4.3%
$4,841,000		Federal Home Loan Bank, 4.700%, due 02/01/07		$4,840,368
		Total U.S. Government Agency Obligations
		(Cost $4,840,368)		4,840,368
		Securities Lending Collateralcc: 24.7%
28,036,000		The Bank of New York Institutional Cash Reserves Fund		28,036,000
		Total Securities Lending Collateral
		(Cost $28,036,000)		28,036,000
		Total Short-Term Investments
		(Cost $32,876,368)		32,876,368
		Total Investments in Securities
		(Cost $124,978,344)*	122.0%	$138,477,311
		Other Assets and Liabilities - Net	(22.0)	(24,950,463)
		Net Assets	100.0%	$113,526,848

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.

*	Cost for federal income tax purposes is $125,092,278.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$16,152,794
	Gross Unrealized Depreciation	(2,767,761)
	Net Unrealized Appreciation	$13,385,033

Percentage of
Industry	Net Assets
Aerospace/Defense	2.5%
Apparel	0.9
Auto Parts & Equipment	1.6
Chemicals	2.0
Coal	1.0
Commercial Services	1.9
Cosmetics/Personal Care	3.1
Diversified Financial Services	3.4
Electric	4.6
Electrical Components & Equipment	1.3

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Electronics	0.7
Energy - Alternate Sources	1.0
Environmental Control	0.4
Food	6.8
Forest Products & Paper	2.8
Home Builders	1.0
Machinery - Diversified	3.9
Media	1.6
Mining	23.6
Miscellaneous Manufacturing	1.9
Oil & Gas	7.0
Oil & Gas Services	1.8
Pharmaceuticals	0.8
Semiconductors	0.7
Software	1.5
Telecommunications	10.8
Transportation	4.4
Short-Term Investments	29.0
Other Assets and Liabilities - Net	(22.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		China: 17.1%
56,000	@	China Communications Services Corp., Ltd.	$35,648
1,640,000	#	China Construction Bank	964,063
388,000		China Life Insurance Co., Ltd.	1,139,491
159,000	@	China Merchants Bank Co., Ltd.	342,945
714,000		China Shipping Development Co., Ltd.	1,003,781
2,028,000	@	China Southern Airlines Co., Ltd.	940,106
124,000	@	Foxconn International Holdings Ltd.	371,539
321,600		Guangzhou R&F Properties Co., Ltd.	620,249
1,234,000		PetroChina Co., Ltd.	1,520,170
48,000	@	Shanghai Jin Jiang International Hotels Group Co., Ltd.	29,018
572,917	@	SPG Land Holdings Ltd.	399,186
220,000		Travelsky Technology Ltd.	370,945
211,000	@	Xingda International Holdings Ltd.	115,938
			7,853,079
		Hong Kong: 39.9%
257,400		Bank of East Asia Ltd.	1,483,338
408,500		BOC Hong Kong Holdings Ltd.	1,068,924
127,000		Cheung Kong Holdings Ltd.	1,677,302
289,500		China Mobile Ltd.	2,666,996
1,440,000		China Overseas Land & Investment Ltd.	1,602,191
276,000		China Resources Enterprise	864,969
329,000		Citic Pacific Ltd.	1,157,226
94,500		Esprit Holdings Ltd.	961,165
219,000		Hang Lung Group Ltd.	749,924
372,000		Hang Lung Properties Ltd.	1,008,631
68,000		Henderson Land Development Co., Ltd.	393,928
75,500		Hong Kong Exchanges and Clearing Ltd.	824,592
182,000		Hutchison Whampoa Ltd.	1,812,246
135,000		Li & Fung Ltd.	422,756
74,000		Sun Hung Kai Properties Ltd.	898,733
59,000		Swire Pacific Ltd.	679,065
			18,271,986
		Taiwan: 34.2%
280,000		AU Optronics Corp.	374,719
38,000		Catcher Technology Co., Ltd.	410,082
295,245		Cathay Financial Holding Co., Ltd.	656,489
601,000	@	Cathay Real Estate Development Co., Ltd.	358,352
256,000		Chung Hsin Electric & Machinery Manufacturing Corp.	142,951
343,000		E.Sun Financial Holding Co., Ltd.	223,304
389,000		Eva Airways Corp.	169,388
838,460		Far Eastern Textile Co., Ltd.	709,695
90,500		Foxconn Technology Co., Ltd.	1,088,024
1,237,000		Fubon Financial Holding Co., Ltd.	1,133,938
1,197,700		Goldsun Development & Construction Co., Ltd.	614,928
865,000	@	HannStar Display Corp.	152,149
16,200		High Tech Computer Corp.	241,548
276,200		HON HAI Precision Industry Co., Ltd.	1,897,778
551,000		Lite-On Technology Corp.	798,453
92,200		MediaTek, Inc.	1,013,100
750,400		Nan Ya Plastics Corp.	1,240,030
313,000		Quanta Computer, Inc.	530,684
596,303		Shin Kong Financial Holding Co., Ltd.	599,630
1,335,193		Taiwan Semiconductor Manufacturing Co., Ltd.	2,754,533
858,388		United Microelectronics Corp.	540,847
			15,650,622
		Total Common Stock
		(Cost $35,176,746)	41,775,687
WARRANTS: 3.1%
		Hong Kong: 0.1%
71,600		China Overseas Land & Investment Ltd.	38,425
			38,425

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2007 (Unaudited) (continued)

Shares				Value
		Luxembourg: 3.0%
263,649	X	China Merchants Bank Co., Ltd.		$582,664
253,000	X	Shanghai Pudong Devel Bank - LEPO		812,130
				1,394,794
		Total Warrants
		(Cost $620,768)		1,433,219
		Total Investments in Securities
		(Cost $35,797,514)*	94.3%	$43,208,906
		Other Assets and Liabilities - Net	5.7	2,609,993
		Net Assets	100.0%	$45,818,899

@	Non-income producing security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
LEPO	Low Exercise Price Warrant
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $35,874,672.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,654,332
	Gross Unrealized Depreciation	(320,098)
	Net Unrealized Appreciation	$7,334,234

Percentage of
Industry	Net Assets
Airlines	2.4%
Banks	11.4
Building Materials	1.3
Chemicals	2.7
Computers	5.8
Distribution/Wholesale	3.0
Diversified Financial Services	7.5
Electronics	5.3
Holding Companies - Diversified	9.9
Insurance	2.5
Iron/Steel	0.3
Lodging	0.1
Machinery - Diversified	0.3
Metal Fabricate/Hardware	0.9
Oil & Gas	3.3
Real Estate	16.9
Semiconductors	9.4
Software	0.8
Telecommunications	6.7
Textiles	1.6
Transportation	2.2
Other Assets and Liabilities - Net	5.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Australia: 4.8%
30,733		Amcor Ltd.	$174,537
8,879		APN News & Media Ltd.	41,957
14,958		Australia & New Zealand Banking Group Ltd.	339,429
13,150		BHP Billiton Ltd.	269,332
79,551		BlueScope Steel Ltd.	534,165
7,815		Boral Ltd.	48,835
3,009	@	Brambles Ltd.	32,170
22,312		Centro Properties Group	157,052
4,997		Coca-Cola Amatil Ltd.	30,473
1,085		Cochlear Ltd.	47,778
31,769		Coles Myer Ltd.	352,082
51,937		Commonwealth Property Office Fund	58,643
4,443		Computershare Ltd.	31,798
2,133		CSL Ltd.	115,492
20,363		CSR Ltd.	56,981
9,039		Foster’s Group Ltd.	47,706
14,282		GPT Group	60,722
18,906		Harvey Norman Holdings Ltd.	60,156
16,699	**	ING Industrial Fund	31,910
6,842		Insurance Australia Group Ltd.	34,455
14,234		Macquarie Airports Management Ltd.	39,369
10,562		Macquarie Goodman Group	60,344
48,219		Macquarie Office Trust	61,567
17,391		OneSteel Ltd.	64,137
29,446		Pacific Brands Ltd.	63,534
31,320		Qantas Airways Ltd.	131,474
850		Rio Tinto Ltd.	51,159
25,903		Santos Ltd.	188,397
29,423		Stockland	194,197
67,604		Suncorp-Metway Ltd.	1,136,862
7,623		TABCORP Holdings Ltd.	103,510
19,605		Tattersall’s Ltd.	62,325
12,440		Telstra Corp., Ltd.	41,121
4,708		Wesfarmers Ltd.	139,855
14,343		Westpac Banking Corp.	280,677
2,529		Zinifex Ltd.	32,813
			5,177,014
		Austria: 0.3%
849		Boehler-Uddeholm AG	60,150
2,739	@	bwin Interactive Entertainment	62,770
2,106	@	Immoeast Immobilien Anlagen AG	31,591
8,112	@	IMMOFINANZ Immobilien Anlagen AG	123,209
1,074		OMV AG	58,034
			335,754
		Belgium: 1.9%
352		Delhaize Group	29,306
334		D’ieteren SA	116,467
43,092		Fortis	1,814,398
809		Omega Pharma SA	65,374
			2,025,545
		Bermuda: 0.0%
1,750		Frontline Ltd.	57,204
			57,204
		Denmark: 1.5%
36		AP Moller - Maersk A/S	364,451
775	@	East Asiatic Co., Ltd. A/S	37,838
13,400		Novo-Nordisk A/S	1,156,307
350	@	William Demant Holding	29,680
			1,588,276

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Finland: 0.6%
2,916		Kesko OYJ	$155,924
6,558		Nokia OYJ	145,052
2,815	@	Orion OYJ	63,920
6,928		Rautaruukki OYJ	275,407
			640,303
		France: 10.3%
391		Accor SA	32,530
69,448		Alcatel SA	901,883
2,269	@	Atos Origin	127,895
1,639		AXA SA	69,505
15,541		BNP Paribas	1,740,558
6,368		Bouygues	431,836
5,572		Capgemini SA	356,053
3,750		Cie de Saint-Gobain	355,502
281		Cie Generale D’Optique Essilor International SA	31,581
334		Compagnie Generale des Etablissements Michelin	30,669
28,659		Credit Agricole SA	1,233,996
24,777		France Telecom SA	688,794
7,806		Groupe Danone	1,206,770
206		Lafarge SA	31,649
2,666		Sanofi-Aventis	234,939
8,732		Societe Generale	1,550,070
484		Sodexho Alliance SA	33,860
598		Suez SA	29,464
584		Technip SA	37,573
12,440		Total SA	845,569
127		Unibail	32,078
1,198		Veolia Environnement	84,303
24,798		Vivendi	1,023,335
			11,110,412
		Germany: 8.5%
718		Adidas AG	34,579
8,348		Allianz AG	1,672,285
3,656		BASF AG	353,484
1,128		Celesio AG	64,462
5,543		Deutsche Bank AG	785,245
24,726		Deutsche Lufthansa AG	693,582
3,154		Deutsche Telekom AG	55,633
3,367		E.ON AG	458,652
1,504		Fresenius Medical Care AG & Co. KGaA	201,840
405		Henkel KGaA	63,565
9,336		Hochtief AG	757,058
1,295	@	KarstadtQuelle AG	42,058
6,032		Merck KGaA	706,838
3,927		Muenchener Rueckversicherungs AG	621,512
833		Rheinmetall AG	65,908
376		RWE AG	39,451
5,871		Salzgitter AG	756,680
1,900		Siemens AG	210,188
25,597		ThyssenKrupp AG	1,214,015
3,218		Volkswagen AG	360,505
193		Wincor Nixdorf AG	30,853
			9,188,393
		Gibraltar: 0.0%
44,278		PartyGaming PLC	25,810
			25,810
		Greece: 0.3%
5,469		Coca-Cola Hellenic Bottling Co. SA	220,135
4,273		Hellenic Petroleum SA	62,551
			282,686
		Hong Kong: 2.2%
16,800		CLP Holdings Ltd.	125,749
54,000		Giordano International, Ltd.	29,219
9,500		HongKong Electric Holdings	47,054
22,000		Hysan Development Co., Ltd.	59,903

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
8,000		Kingboard Chemicals Holdings	$33,058
105,000		Noble Group Ltd.	74,111
33,000		Orient Overseas International Ltd.	220,802
158,000		Solomon Systech International Ltd.	29,229
94,000		Swire Pacific Ltd.	1,081,900
8,000		Television Broadcasts Ltd.	54,772
76,000		Texwinca Holdings Ltd.	58,812
162,523		Wharf Holdings Ltd.	600,939
			2,415,548
		Ireland: 0.4%
22,851		Depfa Bank PLC	403,909
			403,909
		Italy: 5.5%
54,945		Autogrill S.p.A.	1,014,239
2,607		Banche Popolari Unite Scpa	74,182
115,208		Capitalia S.p.A.	1,039,095
5,965		Enel S.p.A.	63,276
12,307		ENI S.p.A.	396,664
21,567	@	Fiat S.p.A.	470,938
187,771		Intesa Sanpaolo S.p.A	1,419,473
1,797		Italcementi S.p.A.	53,074
736		Lottomatica S.p.A.	30,179
60,629		Pirelli & C S.p.A.	62,966
44,852		Telecom Italia - RNC	112,640
395,658		Telecom Italia S.p.A.	1,171,280
5,866		UniCredito Italiano S.p.A.	54,492
			5,962,498
		Japan: 21.7%
2,400		Aeon Co., Ltd.	52,288
2,900		Alfresa Holdings Corp.	181,885
4,000		Bank of Fukuoka Ltd.	31,922
29,000	#	Bank of Yokohama Ltd.	235,378
1,400		Bridgestone Corp.	30,407
1,300		Canon Sales Co., Inc.	28,328
23,700		Canon, Inc.	1,250,715
3		Central Japan Railway Co.	32,193
3,000		Chiba Bank Ltd.	27,134
1,000		Chubu Electric Power Co., Inc.	31,839
1,500		Chugai Pharmaceutical Co., Ltd.	33,782
3,200		Circle K Sunkus Co., Ltd.	58,475
6,000		COMSYS Holdings Corp.	68,942
2,000		Dai Nippon Printing Co., Ltd.	31,456
1,900		Daiichi Sankyo Co., Ltd.	53,016
600		Daito Trust Construction Co., Ltd.	28,815
15,000		Daiwa House Industry Co., Ltd.	255,021
4,000		Dowa Holdings Co., Ltd.	34,247
108		East Japan Railway Co.	751,010
1,100		Eisai Co., Ltd.	56,549
2,000		FamilyMart Co., Ltd.	51,996
6,000		Fujikura Ltd.	52,435
4,000		Fujitsu Ltd.	30,109
5,000		Furukawa Electric Co., Ltd.	34,016
55,000	@	Haseko Corp.	212,908
800		Honda Motor Co., Ltd.	31,440
4	@	Inpex Holdings, Inc.	32,821
75,000		Itochu Corp.	658,340
5,000		Joyo Bank Ltd.	29,911
320,000		Kobe Steel Ltd.	1,160,418
4,000	@	Konica Minolta Holdings, Inc.	54,652
7,000		Kubota Corp.	73,907
7,000		Kyowa Hakko Kogyo Co., Ltd.	61,371
33,100		Kyushu Electric Power Co., Inc.	930,982
1,600		Lawson, Inc.	58,009
1,000		Leopalace21 Corp.	31,874
4,600		Marui Co., Ltd.	56,874
65,000		Matsushita Electric Industrial Co., Ltd.	1,294,920

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,600		Mediceo Paltac Holdings Co., Ltd.	$30,185
65,100		Mitsubishi Corp.	1,323,196
63,000		Mitsubishi Materials Corp.	248,140
9,000		Mitsubishi Rayon Co., Ltd.	61,859
35		Mitsubishi UFJ Financial Group, Inc.	424,688
12,000		Mitsui Mining & Smelting Co., Ltd.	61,917
6,000		Mitsukoshi Ltd.	27,475
208		Mizuho Financial Group, Inc.	1,505,083
2,100		Namco Bandai Holdings, Inc.	30,271
18,000		NGK Spark Plug Co., Ltd.	366,781
10,000		Nichirei Corp.	54,855
17,000		Nippon Electric Glass Co., Ltd.	406,887
18,500		Nippon Mining Holdings, Inc.	133,812
6,000		Nippon Oil Corp.	40,351
12		Nippon Telegraph & Telephone Corp.	60,038
34,000		Nippon Yusen KK	260,528
4,300		Nissan Motor Co., Ltd.	53,789
3,000		Nisshin Seifun Group, Inc.	30,945
16,000		Nisshin Steel Co., Ltd.	60,689
2,600		NOK Corp.	45,685
19		NTT DoCoMo, Inc.	28,909
20,000		Olympus Corp.	640,510
2,000		Onward Kashiyama Co., Ltd.	26,731
1,920		ORIX Corp.	554,112
16,000		Osaka Gas Co., Ltd.	62,291
300		Otsuka Corp.	28,041
197		Resona Holdings, Inc.	548,411
3,000		Ricoh Co., Ltd.	65,695
10		Round One Corp.	27,074
3		Sapporo Hokuyo Holdings, Inc.	30,292
1,100		Sega Sammy Holdings, Inc.	28,428
20,900		Seven & I Holdings Co., Ltd.	629,308
1,200		Shinko Electric Industries	32,199
5,000		Shinsei Bank Ltd.	27,565
29,600		Softbank Corp.	695,899
45,800	@	Sojitz Corp.	162,602
27,100		Stanley Electric Co., Ltd.	561,551
14,000		Sumitomo Metal Industries Ltd.	59,516
29,000		Sumitomo Metal Mining Co., Ltd.	380,604
113		Sumitomo Mitsui Financial Group, Inc.	1,154,820
18,000		Sumitomo Trust & Banking Co., Ltd.	193,587
2,000		Suruga Bank Ltd.	26,226
2,200	@	Suzuken Co., Ltd.	76,505
147,000		Taisei Corp.	495,503
500		Takeda Pharmaceutical Co., Ltd.	32,708
10,000		Tanabe Seiyaku Co., Ltd.	135,396
2,700		Tokyo Electric Power Co., Inc.	92,095
10,000		Tokyo Electron Ltd.	711,122
5,000		Tokyu Corp.	33,662
3,000		Toppan Printing Co., Ltd.	32,373
4,000		Toshiba Corp.	25,606
32,000		Tosoh Corp.	152,007
1,800		Toyo Seikan Kaisha Ltd.	32,666
10,000		Toyobo Co., Ltd.	30,377
15,200		Toyota Motor Corp.	1,000,491
15,000		UNY Co., Ltd.	195,438
470		USS Co., Ltd.	30,957
11		West Japan Railway Co.	49,125
22,800		Yamaha Motor Co., Ltd.	708,160
26,000		Yaskawa Electric Corp.	300,860
			23,456,981
		Netherlands: 5.6%
16,989		Aegon NV	335,182
10,493		Arcelor Mittal	496,211
31,874		European Aeronautic Defence and Space Co. NV	1,065,456
29,371	@	Koninklijke Ahold NV	296,688

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
1,226		Koninklijke DSM NV	$60,878
265		Rodamco Europe NV	35,914
48,507		Royal Dutch Shell PLC - Class A	1,637,077
31,646		Royal Dutch Shell PLC - Class B	1,063,355
3,073		SBM Offshore NV	108,623
35,472		Unilever NV	947,021
			6,046,405
		New Zealand: 0.2%
10,657		Contact Energy Ltd.	63,369
4,015		Fletcher Building Ltd.	31,961
17,454		Sky City Entertainment Group Ltd.	64,713
6,751		Sky Network Television Ltd.	28,616
			188,659
		Norway: 1.4%
580		Aker Kvaerner ASA	65,963
11,300		DNB NOR ASA	170,586
64,000	@	Marine Harvest	69,042
22,550		Norsk Hydro ASA	734,602
8,340	@	Petroleum Geo-Services ASA	196,077
8,400		Statoil ASA	225,669
2,200		Tandberg ASA	36,928
2,300		Telenor ASA	46,933
			1,545,800
		Portugal: 0.4%
3,626		Banco Espirito Santo SA	69,643
63,500		Energias de Portugal SA	317,915
15,459		Sonae SGPS SA	34,289
			421,847
		Singapore: 0.8%
14,000		CapitaLand Ltd.	61,458
49,000		ComfortDelgro Corp., Ltd.	58,276
38,000		Fraser and Neave Ltd.	130,609
79,000		Neptune Orient Lines Ltd.	126,740
22,000		Singapore Petroleum Co., Ltd.	62,471
129,850		Singapore Telecommunications Ltd.	296,669
96,000	@	STATS ChipPAC Ltd.	81,111
42,000		Wing Tai Holdings Ltd.	68,606
			885,940
		Spain: 2.9%
7,575		Banco Bilbao Vizcaya Argentaria SA	189,390
54,666		Banco Santander Central Hispano SA	1,039,527
27,423		Endesa SA	1,380,352
1,560		Repsol YPF SA	51,457
20,046		Telefonica SA	439,708
			3,100,434
		Sweden: 1.6%
4,302		Atlas Copco AB	142,739
1,800		Getinge AB	39,270
1,500		Nobia AB	59,956
450		Scania AB	32,348
2,000		Securitas AB	29,929
2,800		SSAB Svenskt Staal AB	65,969
1,400		Ssab Svenskt Stal AB	34,261
1,600		Svenska Handelsbanken AB	49,144
1,600		Trelleborg AB	39,240
16,262		Volvo AB	1,197,558
			1,690,414
		Switzerland: 3.3%
1,906		Credit Suisse Group	135,163
1,716		Nestle SA	630,524
9,805		Novartis AG	565,329
1,418	@	OC Oerlikon Corp. AG	776,443
762		Phonak Holding AG	59,242
2,833		Roche Holding AG	533,593
3,259		Schindler Holding AG	210,835
1,530		Swatch Group AG	73,685

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
8,451		UBS AG	$531,243
110		Zurich Financial Services AG	29,714
			3,545,771
		United Kingdom: 20.0%
53,140		3i Group PLC	1,105,936
5,000	@	Acergy SA	97,746
12,552		Alliance Boots PLC	199,510
34,376		Amvescap PLC	412,760
822		Anglo American PLC	38,389
21,539		AstraZeneca PLC	1,205,877
8,191		Aviva PLC	132,518
26,991		Barclays PLC	393,814
1,993	@	Berkeley Group Holdings PLC	58,792
50,579		BHP Billiton PLC	952,572
107,823		BP PLC	1,140,439
46,892	@	British Airways PLC	497,945
9,240		British American Tobacco PLC	281,322
15,134		Brixton PLC	151,086
159,865		BT Group PLC	966,402
2,870		Cadbury Schweppes PLC	32,548
3,712		Carnival PLC	202,480
4,461		Centrica PLC	32,666
7,091	@	Collins Stewart Tullett PLC	34,098
22,999		Corus Group PLC	273,349
17,921		Davis Service Group PLC	189,922
2,338		Enterprise Inns PLC	29,632
5,920		First Choice Holidays PLC	33,675
4,134		Firstgroup PLC	44,455
31,118		FKI PLC	69,344
5,399		George Wimpey PLC	57,527
27,705		GlaxoSmithKline PLC	748,088
30,863		HBOS PLC	675,442
10,565		HMV Group PLC	28,106
3,722		Home Retail Group	31,079
63,733		HSBC Holdings PLC	1,161,276
11,327		Imperial Tobacco Group PLC	460,890
1,575		Intercontinental Hotels Group PLC	39,474
7,822		International Power PLC	55,607
1,390		Land Securities Group PLC	58,721
139,336		Legal & General Group PLC	425,865
2,802		Lloyds TSB Group PLC	32,191
18,446		LogicaCMG PLC	62,254
56,297		Marks & Spencer Group PLC	749,207
14,132		Misys PLC	67,796
71,456		National Grid PLC	1,080,688
14,974		Old Mutual PLC	50,796
1,047		Persimmon PLC	28,594
15,430		Premier Farnell PLC	58,440
1,239		Punch Taverns PLC	27,976
1,286		Reckitt Benckiser PLC	62,086
7,565		Resolution PLC	97,056
51,562		Rexam PLC	546,596
2,864		Rio Tinto PLC	154,591
204,635		Royal & Sun Alliance Insurance Group	648,707
34,801		Royal Bank of Scotland Group PLC	1,401,897
91,728		Scottish & Newcastle PLC	981,136
4,256		Scottish Power PLC	62,709
8,678		SSL International PLC	62,150
10,539		Stagecoach Group PLC	31,139
16,689		Taylor Woodrow PLC	134,012
3,685		Tesco PLC	30,367
112,144		Tomkins PLC	603,790
852		Travis Perkins PLC	33,439
3,692		Trinity Mirror PLC	34,757
7,091	@	Tullett Prebon PLC	90,026
24,140		Unilever PLC	659,220

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
56,059		United Business Media PLC		$780,200
243,246		Vodafone Group PLC		711,775
1,299		Wolseley PLC		33,951
				21,636,898
		United States: 2.5%
36,000	@	iShares MSCI EAFE Index Fund		2,672,640
				2,672,640
		Total Common Stock
		(Cost $93,554,510)		104,405,141
PREFERRED STOCK: 1.7%
		Germany: 1.7%
161		Porsche AG		203,960
7,885		RWE AG		718,191
12,285		Volkswagen AG		913,796

		Total Preferred Stock
		(Cost $1,425,380)		1,835,947
RIGHTS: 0.0%
		Germany: 0.0%
6,032	@	Merck KGaA		12,422

		Total Rights
		(Cost $-)		12,422
		Total Investments in Securities
		(Cost $94,979,890)*	98.4%	$106,253,510
		Other Assets and Liabilities - Net	1.6	1,711,610
		Net Assets	100.0%	$107,965,120

@	Non-income producing security
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

**	Investment in affiliate

*	Cost for federal income tax purposes is $95,227,640.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,751,534
	Gross Unrealized Depreciation	(725,664)
	Net Unrealized Appreciation	$11,025,870

Percentage of
Industry	Net Assets
Aerospace/Defense	1.0%
Agriculture	0.7
Airlines	1.2
Apparel	0.1
Auto Manufacturers	2.8
Auto Parts & Equipment	0.5
Banks	19.7
Beverages	1.3
Biotechnology	0.1
Building Materials	0.6
Chemicals	0.6
Commercial Services	0.3
Computers	0.6
Distribution/Wholesale	2.0
Diversified Financial Services	1.6
Electric	5.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Electrical Components & Equipment	0.6
Electronics	0.7
Engineering & Construction	1.7
Entertainment	0.3
Food	3.9
Food Service	0.0
Gas	0.1
Hand/Machine Tools	0.2
Healthcare - Products	0.2
Healthcare - Services	0.2
Holding Companies - Diversified	2.2
Home Builders	0.7
Home Furnishings	1.3
Household Products/Wares	0.2
Insurance	3.8
Investment Companies	2.5
Iron/Steel	4.7
Leisure Time	0.9
Lodging	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	1.2
Media	1.8
Mining	2.1
Miscellaneous Manufacturing	1.1
Office/Business Equipment	1.2
Oil & Gas	6.2
Oil & Gas Services	0.4
Packaging & Containers	0.7
Pharmaceuticals	5.6
Real Estate	0.9
Real Estate Investment Trusts	0.3
Retail	3.7
Semiconductors	1.5
Software	0.1
Telecommunications	5.9
Textiles	0.1
Transportation	1.9
Venture Capital	1.0
Water	0.1
Other Assets and Liabilities - Net	1.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Australia: 3.1%
12,736		Rio Tinto Ltd.	$766,541
39,543		Woodside Petroleum Ltd.	1,158,373
			1,924,914
		Austria: 1.4%
11,104		Erste Bank der Oesterreichischen Sparkassen AG	867,934
			867,934
		Belgium: 1.1%
10,411		InBev NV	671,530
			671,530
		Brazil: 1.2%
1,182		Aracruz Celulose SA ADR	65,471
6,834		Petroleo Brasileiro SA ADR	671,646
			737,117
		Canada: 4.5%
26,587		Cameco Corp.	1,013,762
31,300		Manulife Financial Corp.	1,055,123
9,424		Suncor Energy, Inc.	700,674
			2,769,559
		China: 2.9%
864,000		China Petroleum & Chemical Corp.	721,553
2,127	@	Focus Media Holding Ltd. ADR	175,818
292,000	@	Foxconn International Holdings Ltd.	874,914
			1,772,285
		Denmark: 1.8%
25,300	@	Vestas Wind Systems A/S	1,124,336
			1,124,336
		Finland: 1.1%
32,880		Nokian Renkaat OYJ	652,322
			652,322
		France: 5.0%
9,952		Electricite de France	695,049
9,588		Iliad SA	943,890
6,380		LVMH Moet Hennessy Louis Vuitton SA	675,738
10,940		Total SA ADR	744,467
			3,059,144
		Germany: 4.4%
13,568		Adidas AG	653,443
6,501		RWE AG	682,102
12,000		SAP AG ADR	556,080
5,035	@	Wacker Chemie AG	816,939
			2,708,564
		Greece: 1.6%
18,781		National Bank of Greece SA	981,282
			981,282
		Hong Kong: 1.9%
117,000		Esprit Holdings Ltd.	1,190,014
			1,190,014
		India: 2.9%
11,106		HDFC Bank Ltd. ADR	847,610
16,200		Infosys Technologies Ltd. ADR	939,600
			1,787,210
		Ireland: 1.2%
36,339		Anglo Irish Bank Corp. PLC	738,131
			738,131
		Israel: 1.3%
23,600		Teva Pharmaceutical Industries Ltd. ADR	828,360
			828,360
		Italy: 4.1%
44,704		Saipem S.p.A.	1,103,404

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2007 (Unaudited) (continued)

Shares				Value
		Italy (continued)
155,165		UniCredito Italiano S.p.A.		$1,441,393
				2,544,797
		Japan: 13.3%
16,900		Denso Corp.		679,504
71,000		NGK Insulators Ltd.		1,078,064
12,200		Nidec Corp.		862,903
17,000		Nitto Denko Corp.		836,726
3,500		ORIX Corp.		1,010,101
39,000		Sharp Corp.		666,249
6,300		SMC Corp.		901,937
82		Sumitomo Mitsui Financial Group, Inc.		838,011
10,400		Toyota Motor Corp.		684,546
7,800		Yamada Denki Co., Ltd.		649,496
				8,207,537
		Luxembourg: 1.7%
15,500	@	Millicom International Cellular SA		1,029,820
				1,029,820
		Mexico: 1.2%
17,166		Wal-Mart de Mexico SA de CV ADR		757,336
				757,336
		Netherlands: 1.3%
19,915		Koninklijke Philips Electronics NV - NY Shares		779,672
1,175		Koninklijke Philips Electronics NV		45,924
				825,596
		Singapore: 2.4%
47,000		DBS Group Holdings Ltd.		674,716
67,000		Keppel Corp., Ltd.		784,853
				1,459,569
		South Korea: 2.4%
9,124		Hyundai Motor Co.		652,929
2,795	#	Samsung Electronics GDR		859,429
				1,512,358
		Spain: 5.6%
52,098		Banco Bilbao Vizcaya Argentaria SA		1,302,553
49,770		Banco Santander Central Hispano SA		946,425
55,978		Telefonica SA		1,227,875
				3,476,853
		Switzerland: 13.3%
49,730		ABB Ltd.		885,554
9,823		Credit Suisse Group		696,593
10,250		Holcim Ltd.		1,019,065
2,204		Nestle SA		809,834
24,435		Novartis AG		1,408,855
6,314		Roche Holding AG		1,189,236
4,940	@	Syngenta AG		914,329
5,308		Synthes, Inc.		669,789
9,770		UBS AG		614,158
				8,207,413
		Taiwan: 1.3%
73,422		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		801,034
				801,034
		United Kingdom: 14.8%
351,894		ARM Holdings PLC		843,122
36,241	@	Autonomy Corp. PLC		424,552
78,056		Barclays PLC		1,138,882
80,426		British Sky Broadcasting PLC		868,117
12,277		Carnival PLC		669,679
34,806		HBOS PLC		761,736
96,603		Michael Page International PLC		910,586
95,976		Prudential PLC		1,299,349
14,577		Reckitt Benckiser PLC		703,748
72,781		Smith & Nephew PLC		820,066
87,055		Tesco PLC		717,385
				9,157,222
		Total Investments in Securities
		(Cost $53,036,278)*	96.8%	$59,792,237

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
	Other Assets and Liabilities - Net	3.2	$1,974,573
	Net Assets	100.0%	$61,766,810

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $53,511,826.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,913,983
	Gross Unrealized Depreciation	(633,572)
	Net Unrealized Appreciation	$6,280,411

Percentage of
Industry	Net Assets
Advertising	0.3%
Apparel	1.1
Auto Manufacturers	2.2
Auto Parts & Equipment	2.1
Banks	17.1
Beverages	1.1
Building Materials	1.6
Chemicals	4.2
Commercial Services	1.5
Distribution/Wholesale	1.9
Diversified Financial Services	3.8
Electric	2.2
Electrical Components & Equipment	2.9
Electronics	3.1
Engineering & Construction	1.4
Food	2.5
Forest Products & Paper	0.1
Hand/Machine Tools	2.8
Healthcare - Products	2.4
Holding Companies - Diversified	2.4
Household Products/Wares	1.1
Insurance	3.8
Internet	1.5
Leisure Time	1.1
Media	1.4
Mining	2.9
Oil & Gas	6.5
Oil & Gas Services	1.8
Pharmaceuticals	5.5
Retail	2.3
Semiconductors	4.0
Software	3.1
Telecommunications	5.1
Other Assets and Liabilities - Net	3.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.0%
		Belgium: 1.2%
25,372		InBev NV	$1,636,544
			1,636,544
		Brazil: 3.0%
160,900	@	NET Servicos de Comunicacao SA	1,944,541
23,362		Uniao de Bancos Brasileiros SA GDR	2,215,418
			4,159,959
		Canada: 3.1%
65,100	L	Agnico-Eagle Mines Ltd.	2,620,275
159,990	@	Silver Wheaton Corp.	1,727,892
			4,348,167
		France: 7.0%
13,210	@	Alstom	1,620,054
14,000		Groupe Danone	2,164,332
21,123		LVMH Moet Hennessy Louis Vuitton SA	2,237,242
12,044		PPR	1,782,196
10,478		Societe Generale	1,860,013
			9,663,837
		Germany: 4.4%
10,107		Allianz AG	2,024,651
19,212		MAN AG	2,032,124
12,400		Wincor Nixdorf AG	1,982,243
			6,039,018
		Greece: 1.5%
64,971		Alpha Bank AE	2,099,654
			2,099,654
		Hong Kong: 3.4%
3,326,000		China Power International Development Ltd.	1,801,079
464,000		Kowloon Development Co., Ltd.	873,293
900,000		New World Development Ltd.	1,976,670
			4,651,042
		India: 3.8%
26,308		Bajaj Auto Ltd.	1,655,925
288,930		Cipla Ltd.	1,611,337
193,585		Patni Computer Systems Ltd.	1,959,790
			5,227,052
		Italy: 5.3%
64,000		Banco Popolare di Verona e Novara SCRL	2,018,440
80,898		Finmeccanica S.p.A.	2,302,176
322,500		UniCredito Italiano S.p.A.	2,995,848
			7,316,464
		Japan: 18.1%
33,700		Aeon Mall Co., Ltd.	1,904,369
102,800		Chugai Pharmaceutical Co., Ltd.	2,315,201
226,000		Kubota Corp.	2,386,124
103,000		Mitsubishi Estate Co., Ltd.	2,956,393
214		Mitsubishi UFJ Financial Group, Inc.	2,596,661
887		Monex Beans Holdings, Inc.	802,538
65,300		Omron Corp.	1,766,308
69,700		Seven & I Holdings Co., Ltd.	2,098,697
104,000		Taiyo Yuden Co., Ltd.	1,993,443
25,600		Tokyo Electron Ltd.	1,820,471
4,396		Yahoo! Japan Corp.	1,655,346
32,820		Yamada Denki Co., Ltd.	2,732,879
			25,028,430
		Russia: 2.1%
36,964		OAO Gazprom ADR	1,600,497
609,051		TNK-BP Holding	1,321,641
			2,922,138
		Singapore: 1.2%
146,200	@	Flextronics International Ltd.	1,700,306
			1,700,306

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Sweden: 6.7%
92,532		Assa Abloy AB	$2,035,670
132,500		Nordea Bank AB	2,077,045
136,300		Sandvik AB	2,183,674
758,000		Telefonaktiebolaget LM Ericsson	3,016,321
			9,312,710
		Switzerland: 10.2%
183,094		ABB Ltd.	3,260,400
71,648		Novartis AG	4,131,026
25,760		Roche Holding AG	4,851,871
6,970		Zurich Financial Services AG	1,882,769
			14,126,066
		Taiwan: 2.8%
284,400		HON HAI Precision Industry Co., Ltd.	1,954,120
2,225,226		Taiwan Cement Corp.	1,912,087
			3,866,207
		Turkey: 1.4%
488,000	@	Turk Sise Ve Cam Fabrikalari	1,966,354
			1,966,354
		United Kingdom: 14.1%
83,800		Anglo American PLC	3,913,573
219,361		Capita Group PLC	2,741,972
138,400		Diageo PLC	2,701,224
592,618		Hays PLC	1,843,736
48,201		Imperial Tobacco Group PLC	1,961,273
642,100		Legal & General Group PLC	1,962,505
226,689		Reuters Group PLC	1,930,568
165,397		WPP Group PLC	2,436,250
			19,491,101
		United States: 3.7%
33,500	@, L	Medco Health Solutions, Inc.	1,983,535
58,200		Monsanto Co.	3,206,238
			5,189,773
		Total Common Stock
		(Cost $109,540,701)	128,744,822

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.7%
	Repurchase Agreement: 3.5%
$4,845,000	Goldman Sachs Repurchase Agreement dated 01/31/07, 5.250%, due 02/01/07, $4,845,707 to be received upon repurchase (Collateralized by $4,910,000 Federal Home Loan Bank, 6.600%, Market Value plus accrued interest $4,945,761, due 05/24/21)		$4,845,000

	Total Repurchase Agreement
	(Cost $4,845,000)		4,845,000

	Securities Lending Collateralcc: 3.2%
4,444,000	The Bank of New York Institutional Cash Reserves Fund
			4,444,000
	Total Securities Lending Collateral
	(Cost $4,444,000)		4,444,000

	Total Short-Term Investments
	(Cost $9,289,000)		9,289,000

	Total Investments in Securities
	(Cost $118,829,701)*	99.7%	$138,033,822
	Other Assets and Liabilities - Net	0.3	421,236
	Net Assets	100.0%	$138,455,058

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.
*	Cost for federal income tax purposes is $118,829,704.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,534,466
	Gross Unrealized Depreciation	(2,330,348)
	Net Unrealized Appreciation	$19,204,118

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.8%
Aerospace/Defense	1.7
Agriculture	1.4
Banks	11.5
Beverages	3.1
Building Materials	1.4
Chemicals	2.3
Commercial Services	3.3
Computers	1.4
Electric	1.3
Electronics	5.3
Engineering & Construction	2.3
Food	1.6
Hand/Machine Tools	1.6
Holding Companies - Diversified	1.6
Home Builders	0.0
Housewares	1.4
Insurance	4.2
Internet	1.8
Leisure Time	1.2
Machinery - Diversified	4.4
Media	2.8
Metal Fabricate/Hardware	1.5
Mining	6.0
Oil & Gas	2.1
Pharmaceuticals	10.7
Real Estate	5.6
Retail	4.8
Semiconductors	1.3
Software	1.4
Telecommunications	2.2
Short-Term Investments	6.7
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Australia: 18.4%
385,265		Centro Properties Group	$2,711,841
1,054,100		Challenger Diversified Property Group	900,415
775,200		Commonwealth Property Office Fund	875,300
508,200		DB Rreef Trust	697,540
1,013,100		GPT Group	4,307,357
881,800		Investa Property Group	1,692,751
117,500		Lend Lease Corp., Ltd.	1,733,553
812,300		Macquarie CountryWide Trust	1,401,329
635,000		Macquarie Goodman Group	3,627,970
633,100		Macquarie Office Trust	808,349
194,000		Mirvac Group	848,906
397,900		Stockland	2,626,211
781,600		Valad Property Group	1,093,367
580,200		Westfield Group	10,071,205
			33,396,094
		Austria: 0.5%
42,600	@	Conwert Immobilien Invest AG	970,905
			970,905
		Canada: 3.5%
50,800	@	Calloway Real Estate Investment Trust	1,273,022
60,200		Cominar Real Estate Investment Trust	1,232,852
35,700		Dundee Real Estate Investment Trust	1,211,943
111,200		RioCan Real Estate Investment Trust	2,377,458
26,200	@	Sunrise Senior Living, Inc.	331,285
			6,426,560
		China: 1.5%
850,400		Guangzhou R&F Properties Co., Ltd.	1,640,112
1,713,000	@	Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,035,582
			2,675,694
		Finland: 0.9%
117,450		Sponda OYJ	1,699,179
			1,699,179
		France: 4.8%
19,000		Klepierre	3,368,558
3,400		Societe de la Tour Eiffel	593,809
18,600		Unibail	4,698,076
			8,660,443
		Germany: 1.4%
7,600		Deutsche Wohnen AG	526,212
20,380		DIC Asset AG	864,590
13,200		IVG Immobilien AG	599,711
19,100	@	Patrizia Immobilien AG	530,883
			2,521,396
		Hong Kong: 12.1%
1,066,100		Agile Property Holdings Ltd.	871,407
1,768,850	@	Champion Real Estate Investment Trust	979,700
357,200		Cheung Kong Holdings Ltd.	4,717,577
524,000		Hang Lung Properties Ltd.	1,794,339
720,300		Hongkong Land Holdings Ltd.	3,201,391
680,000		Kerry Properties Ltd.	3,187,793
614,500		Link Real Estate Investment Trust	1,446,570
678,700	@	Shui On Land Ltd.	571,991
428,600		Sun Hung Kai Properties Ltd.	5,205,362
			21,976,130
		Isle Of Man: 0.8%
23,000	@	Hirco PLC	188,888
598,900	@	Ishaan Real Estate PLC	1,182,550
			1,371,438
		Italy: 0.4%
483,900		Beni Stabili S.p.A.	795,530
			795,530

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan: 19.8%
232		Japan Hotel and Resort, Inc.	$1,340,386
136		Japan Logistics Fund, Inc.	1,298,168
78		Japan Real Estate Investment Corp.	919,506
97		Japan Retail Fund Investment Corp.	884,419
400,600		Mitsubishi Estate Co., Ltd.	11,498,359
388,900		Mitsui Fudosan Co., Ltd.	10,132,846
41	@	Nippon Accommodations Fund, Inc.	329,195
244		Nippon Building Fund, Inc.	3,620,955
420		NTT Urban Development Corp.	843,617
128,100		Sumitomo Realty & Development Co., Ltd.	4,467,444
74		Tokyu Real Estate Investment Trust, Inc.	682,344
			36,017,239
		Jersey: 0.7%
90,700	@	Yatra Capital Ltd.	1,359,466
			1,359,466
		Luxembourg: 0.4%
33,400	@	Prologis European Properties	666,041
			666,041
		Netherlands: 3.2%
22,700		Rodamco Europe NV	3,076,371
11,700		Vastned Retail NV	1,114,135
11,700		Wereldhave NV	1,568,055
			5,758,561
		Norway: 0.7%
117,200	@	Norwegian Property ASA	1,319,386
			1,319,386
		Philippines: 0.4%
1,756,000		Ayala Land, Inc.	632,502
			632,502
		Singapore: 5.2%
65,300		Allgreen Properties Ltd.	71,578
430,000		Ascendas Real Estate Investment Trust	695,573
684,000		Ascott Group Ltd.	727,561
720,300		CapitaCommercial Trust	1,263,022
631,200		CapitaLand Ltd.	2,770,860
424,200		CapitaMall Trust	895,429
112,900		City Developments Ltd.	1,035,611
131,000		Keppel Land Ltd.	639,823
1,491,800		Macquarie MEAG Prime Real Estate Investment Trust	1,136,554
179,000		Wing Tai Holdings Ltd.	292,392
			9,528,403
		Sweden: 1.7%
232,400		Castellum AB	3,151,570
			3,151,570
		Thailand: 0.2%
719,000		Central Pattana PCL	449,067
			449,067
		United Kingdom: 17.7%
223,300		British Land Co. PLC	6,917,367
53,000		Capital & Regional PLC	1,638,651
79,300		Derwent Valley Holdings PLC	3,042,968
150,400		Great Portland Estates PLC	2,086,459
169,100		Hammerson PLC	4,885,992
224,400		Land Securities Group PLC	9,479,795
213,400	@	Northern European Properties Ltd.	325,419
54,100		Shaftesbury PLC	796,461
200,800		Slough Estates PLC	2,943,169
			32,116,281
		United States: 0.9%
36,500		Brookfield Properties Co.	1,698,710
			1,698,710
		Total Common Stock
		(Cost $148,931,286)	173,190,595
RIGHTS: 0.1%
		Finland: 0.1%
98,950	@	Sponda OYJ	170,317

		Total Rights
		(Cost $-)	170,317

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2007 (Unaudited) (continued)

# of
Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 0.8%
	Brazil: 0.8%
67,800	American Style Call Option OTC Brascan Residential Properties SA Zero Strike Option - Exp 10/22/07	$526,683

93,500	American Style Call Option OTC Rodobens Negocios Imobiliarios SA Zero Strike - Exp 01/30/08	858,070

	Total Purchased Options
	(Cost $1,366,649)	1,384,753

	Total Long-Term Investments
	(Cost $150,297,935)	174,745,665

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.4%
		U.S. Government Agency Obligations: 4.4%
$8,046,000		Federal Home Loan Bank, 4.700%, due 02/01/07
				$8,044,949
		Total Short-Term Investments
		(Cost $8,044,949)		$8,044,949

		Total Investments in Securities
		(Cost $158,342,884)*	100.5%	$182,790,614
		Other Assets and Liabilities - Net	(0.5)	(937,194)
		Net Assets	100.0%	$181,853,420

	@	Non-income producing security
	*	Cost for federal income tax purposes is $160,887,972.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,994,948
		Gross Unrealized Depreciation		(92,306)
		Net Unrealized Appreciation		$21,902,642

Percentage of
Industry	Net Assets
Healthcare	0.2%
Hotels	0.6
Property Trust	18.8
Real Estate Management/Services	12.1
Real Estate Operations/Development	29.8
REITS - Apartments	0.2
REITS - Diversified	23.3
REITS - Hotels	0.7
REITS - Office Property	4.3
REITS - Shopping Centers	5.0
REITS - Warehouse/Industrial	0.7
Closed-End Funds	0.4
Short-Term Investments	4.4
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Australia: 7.2%
77,784	L	Adelaide Bank Ltd.	$764,253
32,000	@	AED Oil Ltd.	114,753
58,683	L	Alesco Corp., Ltd.	551,946
126,141		APN News & Media Ltd.	596,063
254,067	@	ARC Energy Ltd.	259,095
171,505	L	ASX Ltd.	5,073,078
29,200	@	Australian Worldwide Exploration Ltd.	58,558
14,791		Bank of Queensland Ltd.	173,829
314,790		Bradken Ltd.	2,143,416
461,366	L	Challenger Financial Services Group Ltd.	1,575,715
263,067		Coates Hire Ltd.	1,130,513
49,200		Commander Communications Ltd.	77,176
149,014		Corporate Express Australia Ltd.	678,736
28,600		David Jones Ltd.	100,884
65,370		Diversified Utility & Energy Trusts	161,453
151,079		Downer EDI Ltd.	776,749
51,300		FKP Property Group	280,728
248,421		Galileo Shopping America Trust	249,424
21,050		Healthscope Ltd.	100,942
38,012		Incitec Pivot Ltd.	1,064,669
24,300		Independence Group NL	84,838
43,400	**	ING Industrial Fund	82,933
1,077,044		Investa Property Group	2,067,551
13,716		Iress Market Technology Ltd.	78,806
117,831	L	Jubilee Mines NL	1,511,437
409,579		Just Group Ltd.	1,137,660
201,208		Kagara Zinc Ltd.	866,995
52,624		MacArthur Coal Ltd.	207,246
39,505	@	Macquarie Capital Alliance Group	134,782
234,772		Macquarie CountryWide Trust	405,014
2,032,372		Macquarie DDR Trust	2,147,826
1,469,821		Macquarie Office Trust	1,876,684
954,737		Macquarie ProLogis Trust	965,805
371,422	L	MFS Ltd.	1,604,048
604,392		Minara Resources Ltd.	2,955,008
772,480		Mincor Resources NL	1,749,157
16,800		Monadelphous Group Ltd.	122,466
72,743		OneSteel Ltd.	268,273
21,841		Origin Energy Ltd.	154,708
484,734	L	Oxiana Ltd.	1,070,800
39,400		Pacific Brands Ltd.	85,011
529,443		Perilya Ltd.	2,166,302
287,110	@	PMP Ltd.	458,811
50,994		Ramsay Health Care Ltd.	465,229
313,002	@	Sally Malay Mining Ltd.	770,737
713,283	L	Seek Ltd.	3,492,977
233,822		Seven Network Ltd.	2,147,180
28,400		Sigma Pharmaceuticals Ltd.	58,781
64,868	@	Specialty Fashion Group Ltd.	91,002
478,015	@	Tap Oil Ltd.	551,733
279,665		Tishman Speyer Office Fund	635,291
61,947		Transpacific Industries Group Ltd.	494,867
197,188		Zinifex Ltd.	2,558,491
			49,400,429
		Austria: 0.7%
9,592		Andritz AG	2,075,595
3,500		Austria Technologie & Systemtechnik AG	85,125
121,518	@	Austrian Airlines	1,629,956
7,044	@	CAT Oil AG	176,905
600		Palfinger AG	88,327
27,038	@	Zumtobel AG	881,702
			4,937,610

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Belgium: 0.6%
5,700	@	AGFA-Gevaert NV	$147,629
10,488		Bekaert SA	1,288,883
2,338		Cofinimmo	466,560
30,813		Compagnie Maritime Belge SA	1,392,742
11,154		Cumerio	260,600
300		D’ieteren SA	104,611
1,200	@	Mobistar SA	103,940
5,500	@	Option NV	86,501
			3,851,466
		Bermuda: 0.6%
284,837		Catlin Group Ltd.	2,770,108
293,623		Hiscox Ltd.	1,467,547
			4,237,655
		Brazil: 0.0%
15,250		Metalurgica Gerdau SA	316,768
			316,768
		British Virgin Islands: 0.0%
69,618		Empire Online Ltd.	58,815
			58,815
		Canada: 6.2%
2,700		Addax Petroleum Corp.	74,337
78,100	@	Algoma Steel, Inc.	2,468,167
477,600		AUR Resources, Inc.	9,216,771
308,900	@	Breakwater Resources Ltd.	398,987
9,300	@	Calvalley Petroleums, Inc.	57,848
5,400		Canadian Western Bank	115,360
14,500		Cascades, Inc.	182,975
7,900		Cinram International Income Fund	152,388
2,100		Corus Entertainment, Inc.	87,441
8,600		Crescent Point Energy Trust	122,554
146,200	@	Domtar, Inc.	1,223,717
15,800	@	Frontera Copper Corp.	60,418
26,200		Gerdau AmeriSteel Corp.	264,938
116,500		Harvest Energy Trust	2,486,812
920	@	Horizon North Logistics, Inc.	2,541
5,900	@	HudBay Minerals, Inc.	109,296
71,200		Inmet Mining Corp.	3,684,032
34,900		Jean Coutu Group, Inc.	459,679
4,200		Kingsway Financial Services, Inc.	86,298
11,400		Laurentian Bank Of Canada	296,431
837,100	@	Lionore Mining International Ltd.	9,745,301
153,254	@	Lundin Mining Corp.	5,257,363
34,700	L	Methanex Corp.	924,704
3,800		Metro, Inc.	122,092
6,700		Mosaid Technologies, Inc.	163,116
14,400		Northbridge Financial Corp.	367,097
125,200	@	Northgate Minerals Corp.	471,309
10,900	@	Oilexco, Inc.	76,415
4,500	@	Open Text Corp.	84,509
13,500	@	Paramount Resources Ltd.	225,994
3,100	@	Petrolifera Petroleum Ltd.	43,465
3,000		Quebecor, Inc.	98,708
35,400	@	Rally Energy Corp.	135,367
13,600		Rothmans, Inc.	234,718
3,900		ShawCor Ltd.	81,062
173,900		Sherritt International Corp.	2,061,442
5,500		Sobeys, Inc.	196,248
3,600		Transat AT, Inc.	98,351
10,400		Vermilion Energy Trust	279,708
9,800	@	Westjet Airlines Ltd.	124,832
			42,342,791
		China: 0.1%
536,000		Anhui Expressway Co.	460,553
			460,553
		Cyprus: 0.0%
59,300	@	Deep Sea Supply PLC	175,802
			175,802

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Denmark: 3.0%
5,225	@	Alm. Brand Skadesforsikring A/S	$393,324
1,900		Amagerbanken A/S	140,808
130		D/S Norden	108,085
43,700	L	D/S Torm A/S	2,801,738
5,725	@	East Asiatic Co., Ltd. A/S	279,510
34,925	@	Genmab A/S	2,226,034
15,150	@	Jyske Bank	1,176,991
1,200		NKT Holding A/S	105,763
875		Sjaelso Gruppen	296,596
153		Solar Holdings A/S	19,668
125,960		Sydbank A/S	6,449,161
33,075	@	Topdanmark A/S	5,965,598
5,100		TrygVesta AS	420,618
			20,383,894
		Finland: 1.2%
41,060		Cargotec Corp.	2,445,432
5,900	@	Elisa OYJ	174,112
12,200		Finnair OYJ	220,159
45,450		KCI Konecranes OYJ	1,472,863
4,700		Kemira OYJ	112,280
59,937	@	Oriola-KD OYJ	255,450
22,961		Ramirent OYJ	1,490,618
52,050	@	Rautaruukki OYJ	2,069,132
1,100		Wartsila OYJ	63,272
			8,303,318
		France: 5.6%
4,100		Air France-KLM	184,906
5,652		April Group	296,858
3,160		Beneteau SA	355,209
21,983		BioMerieux	1,682,644
3,490		Bonduelle S.C.A.	449,583
1,500		Bongrain SA	144,966
2,800		Capgemini SA	178,921
15,767		CFF Recycling	765,903
900		Ciments Francais SA	198,791
1,109		CNP Assurances	127,227
6,758		Compagnie Generale des Etablissements Michelin	620,536
85,451		Etablissements Maurel et Prom	1,792,454
2,934		Etam Developpement SA	229,443
2,262		Faiveley SA	133,878
10,199		Fonciere Des Regions	2,033,818
9,479		Generale de Sante	374,706
157,493	@	Genesys	283,272
36,053	L	Kaufman & Broad SA	2,349,495
8,200		Natixis	231,288
39,437		Neopost SA	5,075,208
22,946		Nexans SA	3,143,613
165,456		Nexity	13,902,067
1,569		Pierre & Vacances	192,034
4,083		Rallye SA	219,246
55,000	@	Rhodia SA	198,251
5,880		Scor SA	160,172
800		SEB SA	131,065
7,800		Thomson	148,515
64,856	@, L	UbiSoft Entertainment	2,611,977
400	@	Vallourec	104,354
			38,320,400
		Germany: 7.8%
8,250	@	Aareal Bank AG	394,188
67,777	@	Air Berlin PLC	1,412,462
13,100	@	Aixtron AG	69,028
1,200	@	Altana AG	74,077
1,850		AMB General Holding AG	273,926
2,100	@	Bauer AG	97,439
1,251		Celesio AG	71,492
3,850	@	Colonia Real Estate AG	194,950
24,050	@	D+S Europe AG	256,134
7,333	@	Demag Cranes AG	464,878
5,484	@	Deutsche Beteiligungs AG	158,779

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Germany (continued)
6,453		Deutsche Boerse AG	$1,364,730
5,650		Deutsche Lufthansa AG	158,486
1,360		Deutsche Postbank AG	117,617
224,294	@	Deutz AG	3,460,887
25,025	@	EM.TV AG	134,519
188,786	@	EpCos. AG	3,477,019
1,101		Fresenius Medical Care AG & Co. KGaA	147,757
61,263		Gildemeister AG	824,833
7,808	@	Hannover Rueckversicherung AG	347,792
2,451		Hypo Real Estate Holding AG	161,843
4,301		IKB Deutsche Industriebank AG	182,081
18,168	@	Kloeckner & Co. AG	798,304
4,860		Koenig & Bauer AG	188,066
9,250		Kontron AG	150,821
7,328	@	Lanxess	380,575
34,198		Leoni AG	1,435,234
12,307		MAN AG	1,301,757
10,565		MPC Muenchmeyer Petersen Capital AG	939,437
206,401		MTU Aero Engines Holding AG	11,049,048
8,386		Pfeiffer Vacuum Technology AG	723,356
41,032		Salzgitter AG	5,288,380
284,774	@	SGL Carbon AG	7,257,618
1,800		Stada Arzneimittel AG	104,470
18,171		Vossloh AG	1,427,631
49,117		Wincor Nixdorf AG	7,851,760
34,913	@	Wirecard AG	389,137
			53,130,511
		Gibraltar: 0.4%
4,556,093		PartyGaming PLC	2,655,832
			2,655,832
		Greece: 0.8%
68,564	@	Aegek SA	69,915
3,400		Aluminium of Greece S.A.I.C.	76,433
3,138	@	Emporiki Bank of Greece SA	94,178
5,860		Hellenic Exchanges SA Holding Clearing Settlement and Registry	135,762
3,120		Intralot SA-Integrated Lottery Systems & Services	106,138
10,990		Jumbo SA	252,206
19,270		Lamda Detergent SA	161,344
24,370		Sidenor Steel Production & Manufacturing Co. SA	301,685
95,217	L	Tsakos Energy Navigation Ltd.	4,319,043
6,701		Vivartia SA	128,044
			5,644,748
		Hong Kong: 1.9%
152,000		AAC Acoustic Technology Holdings, Inc.	142,706
373,000	L	ASM Pacific Technology	2,252,416
324,000		Far East Consortium	149,305
29,000		Hang Lung Properties Ltd.	99,305
104,000	L	Hengan International Group Co., Ltd.	284,352
308,500	L	Jinhui Shipping & Transportation Ltd.	1,551,062
23,500		Kerry Properties Ltd.	110,166
560,000		Luk Fook Holdings International Ltd.	181,465
249,000		Pacific Andes Holdings Ltd.	152,058
1,659,000		Pacific Basin Shipping Ltd.	1,155,927
40,000		Sino Land Co.	90,309
3,556,000		Solomon Systech International Ltd.	657,830
197,000		Television Broadcasts Ltd.	1,348,770
8,040,000		Titan Petrochemicals Group Ltd.	536,923
129,194	@	Vtech Holdings Ltd.	800,195
285,000		Wing Hang Bank Ltd.	3,601,016
			13,113,805
		Indonesia: 0.0%
41,000		International Nickel Indonesia Tbk PT	149,077
			149,077
		Ireland: 0.0%
2,100		FBD Holdings PLC	108,513
			108,513
		Israel: 0.1%
9,449		Elbit Systems Ltd.	329,504
18,543		Partner Communications	230,122
			559,626

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Italy: 1.6%
25,800		AEM S.p.A.	$83,477
63,997	L	Autostrada Torino-Milano S.p.A.	1,616,342
69,262		Azimut Holding S.p.A.	974,062
220,621		Banca Finnat Euramerica S.p.A.	306,259
12,400		Banca Popolare di Milano SCRL	208,359
10,100	@	Banca Popolare Italiana SCRL	157,357
29,492		Banche Popolari Unite Scpa	839,197
80,302		Banco di Desio e della Brianza S.p.A.	984,359
161,000		Beni Stabili S.p.A.	264,684
14,009		Biesse S.p.A.	311,266
9,000		Brembo S.p.A	113,255
6,100		Buzzi Unicem S.p.A.	173,483
11,700		Cementir S.p.A	118,592
194,213		Cremonini S.p.A.	668,203
18,367		Danieli & Co. S.p.A	363,448
4,802		ERG S.p.A.	107,501
2,300		Fondiaria-Sai S.p.A.	104,356
17,100		IFIL - Investments S.p.A	148,473
10,400		Indesit Co. S.p.A	184,628
13,600		Interpump S.p.A	140,063
5,600		Italcementi S.p.A.	165,396
1,563		Italmobiliare S.p.A	167,651
7,300		Marazzi Group S.p.A	89,612
24,283		Marzotto S.p.A.	109,995
57,656		Milano Assicurazioni S.p.A.	460,833
43,500	@	Piaggio & C S.p.A	190,421
18,139		Piccolo Credito Valtellinese Scarl	300,761
35,248		Premafin Finanziaria S.p.A.	112,047
15,800	@	Saras S.p.A.	80,289
191,400		Seat Pagine Gialle S.p.A.	118,370
19,545		Societa Iniziative Autostradali e Servizi S.p.A.	294,271
41,115		Sogefi S.p.A.	333,194
9,900		Trevi Finanziaria S.p.A	134,466
120,550		Unipol S.p.A.	447,756
			10,872,426
		Japan: 19.7%
109,100	L	ABILIT Corp.	503,338
8,000		Air Water, Inc.	87,335
11,100		Aisan Industry Co., Ltd.	134,673
241,600		AOC Holdings, Inc.	3,905,392
206		Ardepro Co., Ltd.	69,884
132,000		Asahi Soft Drinks Co., Ltd.	1,914,974
356,000		Atsugi Co., Ltd.	551,254
12,000		Awa Bank Ltd.	65,298
24		Axell Corp.	69,445
27,000		BMB Corp.	103,480
12,400		BML, Inc.	248,141
601		Bosch Corp.	2,965
233,700	L	Capcom Co., Ltd.	4,440,189
106,100		Century Leasing System, Inc.	1,492,273
1,008,000	@, L	Chori Co., Ltd.	1,769,024
33,800		Chubu Steel Plate Co., Ltd.	407,050
13,800		CKD Corp.	147,383
23		Creed Corp.	83,800
828,000		Daiichi Chuo Kisen Kaisha	2,158,537
57,000		Daiichi Jitsugyo Co., Ltd.	288,420
15,000		Daiki Aluminium Industry Co., Ltd.	99,700
19,000		Daimei Telecom Engineering Corp.	223,312
7,900		Daiseki Co., Ltd.	193,677
44,000		Daito Bank Ltd.	69,081
265,000		Daiwa Industries Ltd.	1,874,342
6,500		Daiwabo Information System Co., Ltd.	88,872
26,500	@	DIA Kensetsu Co., Ltd.	30,143
119,900	L	Diamond Lease Co., Ltd.	6,001,174
23,400		Disco Corp.	1,475,897
19,000		Eagle Industry Co., Ltd.	187,863
20,900		Eizo Nanao Corp.	543,902

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
22	@	e-machitown Co., Ltd.	$100,193
8,000	@	Epson Toyocom Corp.	54,793
77		ES-Con Japan Ltd.	127,659
12,000		Excel Co., Ltd.	239,115
10,000		Ezaki Glico Co., Ltd.	105,765
31		Fields Corp.	71,181
12,900		Foster Electric Co., Ltd.	139,964
374,000	@, L	Fuji Kosan Co., Ltd.	402,068
53,700		Fuji Machine Manufacturing Co., Ltd.	1,039,122
59,000	@	Fujibo Holdings, Inc.	139,859
45,000		Fujikura Ltd.	393,260
37,100		Fujitsu Frontech Ltd.	312,515
195,000	@	Fujitsu General Ltd.	422,078
30,000		Furukawa-Sky Aluminum Corp.	151,161
85		Future System Consulting Corp.	70,621
574	L	Geo Co., Ltd.	1,182,133
2,410		Gulliver International Co., Ltd.	190,297
6,300		Happinet Corp.	99,949
20,500	@	Haseko Corp.	79,357
6,000		Hirano Tecseed Co., Ltd.	92,141
2,500		Hisamitsu Pharmaceutical Co., Inc.	72,896
209,000		Hitachi Cable Ltd.	1,160,776
25,800		Hosiden Corp.	296,455
15,000		Hyakugo Bank Ltd.	96,392
90,900		IBJ Leasing Co., Ltd.	2,520,887
151,300		Iino Kaiun Kaisha Ltd.	1,611,256
46,000	L	Inabata & Co., Ltd.	358,134
4,800		Information Services International-Dentsu Ltd.	63,157
41,200	L	Izumi Co., Ltd.	1,578,039
118,100		Japan Airport Terminal Co., Ltd.	1,548,151
860,000		JFE Shoji Holdings, Inc.	4,267,026
69,000		Jidosha Buhin Kogyo Co., Ltd.	298,834
38,000	L	Joshin Denki Co., Ltd.	247,769
16,000		Juroku Bank Ltd.	90,555
4,300		Kadokawa Group Holdings, Inc.	139,134
25,000		Kanamoto Co., Ltd.	189,904
33,000		Kandenko Co., Ltd.	186,777
59,900		Kanto Auto Works Ltd.	763,599
28,000		Kanto Denka Kogyo Co., Ltd.	195,080
33	@	Kanto Tsukuba Bank Ltd.	323
6,100		Katokichi Co., Ltd.	47,995
209,000	@	Kawai Musical Instruments Manufacturing Co., Ltd.	487,566
1,781,000		Kenwood Corp.	2,894,782
6,600		Kintetsu World Express, Inc.	175,044
33,900		Kyoden Co., Ltd.	127,381
297,324	L	Kyoei Tanker Co., Ltd.	856,210
107		La Parler Co., Ltd.	218,151
44,000		Maeda Road Construction Co., Ltd.	314,577
370,000		Meiji Dairies Corp.	2,836,362
13,000		Mie Bank Ltd.	64,104
24,000		Minebea Co., Ltd.	159,526
468,000	@, L	Mitsubishi Paper Mills Ltd.	892,150
64,000	L	Mitsubishi Steel Manufacturing Co., Ltd.	297,224
70,000		Mitsui Home Co., Ltd.	476,495
90,500	L	Mitsumi Electric Co., Ltd.	2,145,945
314,600	L	Mori Seiki Co., Ltd.	6,903,722
54,000		Morinaga Milk Industry Co., Ltd.	237,490
11,700		Moshi Moshi Hotline, Inc.	465,401
5,900		Musashi Seimitsu Industry Co., Ltd.	162,261
4,000		Nadex Co., Ltd.	35,316
8,000		Nagase & Co., Ltd.	97,617
328,000	L	Nakayama Steel Works Ltd.	1,324,836
28,700		NEC Fielding Ltd.	379,637
11,400		NEC Leasing Ltd.	213,942
28,000		Nichias Corp.	219,264
240,000		Nichirei Corp.	1,316,512
17,600		Nifco, Inc.	414,856
14,000		Nihon Dempa Kogyo Co., Ltd.	630,808
11,000		Nippei Toyama Corp.	118,033

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
27,000		Nippo Corp.	$206,495
9,000		Nippon Chemi-Con Corp.	79,348
14,000		Nippon Konpo Unyu Soko Co., Ltd.	175,006
13,000		Nippon Pillar Packing Co., Ltd.	141,513
9,000		Nippon Seiki Co., Ltd.	209,631
137,000		Nippon Steel Trading Co., Ltd.	435,250
148,000		Nippon Suisan Kaisha Ltd.	872,897
21,000		Nippon Yusoki Co., Ltd.	127,093
3,800		Nishio Rent All Co., Ltd.	66,274
628,000		Nissan Diesel Motor Co., Ltd.	2,274,780
65,000		Nisshin Oillio Group Ltd.	398,937
221,000		Nissin Kogyo Co., Ltd.	5,964,255
62,000	L	Nittetsu Mining Co., Ltd.	478,848
34,000		Nitto Boseki Co., Ltd.	118,884
4,700		Oiles Corp.	116,524
18,000		Oita Bank Ltd.	127,016
5,590		Optex Co., Ltd.	115,317
12,800		Osaka Steel Co., Ltd.	255,359
68,000		Pacific Industrial Co., Ltd.	433,170
393,000		Pacific Metals Co., Ltd.	4,541,470
30,100		Parco Co., Ltd.	322,858
10,000		Pronexus, Inc.	97,271
44,800		Ricoh Leasing Co., Ltd.	1,188,948
16,000		Saizeriya Co., Ltd.	220,179
15,000		San-Ai Oil Co., Ltd.	62,262
35,000		Sanden Corp.	159,066
6,100		Sanei-International Co., Ltd.	206,264
75,000		Sankyu, Inc.	422,214
116,900		Santen Pharmaceutical Co., Ltd.	3,299,548
63,400		Sanyo Electric Credit Co., Ltd.	1,163,391
7,500		Satori Electric Co., Ltd.	136,471
101		Secured Capital Japan Co., Ltd.	272,436
6,600		Shin-Etsu Polymer Co., Ltd.	83,331
24,700		Shinki Co., Ltd.	81,821
221,000		Shinko Plantech Co., Ltd.	2,093,116
558,000		Shinwa Kaiun Kaisha Ltd.	2,301,397
80,000		Shizuoka Gas Co., Ltd.	648,443
229		Starbucks Coffee Japan Ltd.	114,126
447,000		Sumikin Bussan Corp.	1,998,153
1,300		Sumisho Lease Co., Ltd.	72,563
9,100		Sumitomo Rubber Industries, Inc.	107,376
33,200	L	Tachi-S Co., Ltd.	286,042
96,000	L	Taihei Kogyo Co., Ltd.	529,077
3,300		Taiyo Ink Manufacturing Co., Ltd.	184,222
4,000		Taiyo Yuden Co., Ltd.	76,671
75,000		Takagi Securities Co., Ltd.	333,027
48,000		Takisawa Machine Tool Co., Ltd.	124,916
38,000		Tamura Corp.	181,792
42,000		Tatsuta Electric Wire and Cable Co., Ltd.	128,514
87,000		TBK Co., Ltd.	379,351
36,000		TCM Corp.	118,033
122		Tempstaff Co., Ltd.	167,655
96,000		Toa Corp.	95,023
130,000		Toagosei Co., Ltd.	483,509
40,000		Toho Gas Co., Ltd.	191,814
18,400		Toho Pharmaceutical Co., Ltd.	321,264
50,700		Tokyo Leasing Co., Ltd.	718,446
151,000		Tokyo Tekko Co., Ltd.	1,300,930
2,700		Tokyu Community Corp.	78,857
10,000	L	Tokyu Livable, Inc.	768,345
253,000		Tonichi Carlife Group, Inc.	568,035
21,200		Topcon Corp.	404,849
266,000	@, L	Towa Real Estate Development Co., Ltd.	1,328,782
78,000		Toyo Suisan Kaisha Ltd.	1,211,255
115,000		Toyo Tire & Rubber Co., Ltd.	568,591
6,300		Toyoda Gosei Co., Ltd.	150,206
29,700		Toyota Auto Body Co., Ltd.	554,354
18,000		Trusco Nakayama Corp.	350,839
50,700		UFJ Central Leasing Co., Ltd.	2,499,138

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
6,600		Urban Corp.	$105,854
28,000		Waseda Academy Co., Ltd.	487,527
57		Wowow, Inc.	197,265
830	@	Yamaguchi Financial Group, Inc.	10,069
11,000		Yamanashi Chuo Bank Ltd.	73,410
290,500		Yamato Kogyo Co., Ltd.	7,723,697
242,000		Yamazen Corp.	1,594,526
10,000		Yaskawa Electric Corp.	115,715
25,500		Yonekyu Corp.	244,170
972,000	@, L	Yuasa Trading Co., Ltd.	1,746,761
18,900		Yusen Air & Sea Service Co., Ltd.	446,899
83		Zephyr Co., Ltd.	213,218
			134,094,349
		Liechtenstein: 0.1%
2,110		Verwalt & Privat-Bank AG	545,062
			545,062
		Luxembourg: 0.1%
4,217		Orco Property Group	638,439
			638,439
		Malaysia: 0.1%
1,279,000		Silverlake Axis Ltd.	664,375
			664,375
		Netherlands: 2.1%
65,190		Aalberts Industries NV	6,036,753
6,864		Arcadis NV	435,064
21,401		Beter BED Holdings NV	648,076
46,436		Binck NV	868,721
19,195		Boskalis Westminster	1,762,182
7,200	@	Draka Holding	232,169
42,336		Endemol NV	1,107,008
1,900		Fugro NV	90,380
8,467		Imtech NV	564,242
13,903		Macintosh Retail Group NV	533,803
7,203		Nieuwe Steen Investments Funds NV	220,310
3,227		OPG Groep NV	379,538
2,800		SBM Offshore NV	98,973
6,651		Sligro Food Group NV	454,780
4,560		Smit Internationale NV	275,797
196,364		Trader Classified Media NV	289,203
4,200		Univar NV	234,991
1,100		Vastned Retail NV	104,748
			14,336,738
		New Zealand: 0.1%
297,556		Air New Zealand Ltd.	408,936
32,700		Fisher & Paykel Appliances Holdings Ltd.	84,644
			493,580
		Norway: 2.4%
659,000		Acta Holding ASA	3,697,526
1,600		Aker Yards AS	128,154
418,500	@	Altinex ASA	77,555
98,500		Cermaq ASA	1,605,851
15,000	@	Ementor ASA	103,526
71,200		Leroy Seafood Group ASA	1,342,375
9,700	@	Norwegian Air Shuttle AS	148,131
8,650	@	Petroleum Geo-Services ASA	203,365
4,300	@	Renewable Energy Corp. AS	103,448
421,600		Tandberg ASA	7,076,733
88,540	@	TGS Nopec Geophysical Co. ASA	1,809,685
			16,296,349
		Portugal: 0.2%
10,300	@	Impresa SGPS	65,178
8,465		Jeronimo Martins	212,136
178,390		Portucel Empresa Produtora de Pasta e Papel SA	610,019
40,675	@	SONAECOM - SGPS SA	313,215
			1,200,548
		Russia: 0.0%
2,700	@	Chelyabinsk Zink Plant GDR	44,631
			44,631

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Singapore: 1.2%
21,350		Creative Technology Ltd.	$146,134
346,000		Ho Bee Investment Ltd.	342,444
125,400		Jurong Technologies Industrial Corp., Ltd.	93,967
407,000		Labroy Marine Ltd.	473,502
196,000		MFS Technology Ltd.	113,480
2,188,000		MMI Holding Ltd.	1,911,925
525,000		Neptune Orient Lines Ltd.	842,260
352,000		Rotary Engineering Ltd.	187,197
125,000		Singapore Exchange Ltd.	552,632
111,000		Singapore Petroleum Co., Ltd.	315,193
1,283,000	@	STATS ChipPAC Ltd.	1,084,012
196,000		United Overseas Land Ltd.	654,160
2,498,000	@	United Test and Assembly Center Ltd.	1,375,131
			8,092,037
		South Korea: 4.9%
1,575		Amorepacific Corp.	250,929
13,600		Daeduck GDS Co., Ltd.	110,760
1,623		Daekyo Co., Ltd.	144,803
5,750		Daewoong Pharmaceutical Co., Ltd.	330,529
1,400		DC Chemical Co., Ltd.	63,244
10,590		Dongbu Corp.	142,758
27,450		Dongbu Insurance Co., Ltd.	727,937
18,450		Dongkuk Steel Mill Co., Ltd.	392,913
143,450	L	Dongyang Mechatronics Corp.	583,153
4,000		Doosan Infracore Co., Ltd.	82,103
1,607		GS Home Shopping, Inc.	125,301
17,450		Hanshin Construction	346,773
6,820		Hansol LCD, Inc.	271,764
157,880		HANWHA CHEM Corp.	2,082,297
15,296		Honam Petrochemical Corp.	1,236,890
23,050		Hyosung Corp.	652,297
30,450		Hyundai Marine & Fire Insurance Co., Ltd.	393,989
15,536		Hyundai Mipo Dockyard Co., Ltd.	1,945,291
23,310		Hyundai Steel Co.	818,110
20,800		Kolon Engineering & Construction Co., Ltd.	301,680
12,927		Korea Zinc Co., Ltd.	1,150,454
26,960		Korean Petrochemical Industrial Co.	1,090,999
10,256		Kyeryong Construction Industrial Co., Ltd.	412,430
50,060		LG Chem Ltd.	2,343,936
98,390		LG Petrochemical Co., Ltd.	3,095,619
172,824	@	LG Telecom Ltd.	1,796,692
22,860		LIG Non-Life Insurance Co., Ltd.	371,994
121		Lotte Chilsung Beverage Co., Ltd.	175,813
12,320		Lotte Tour Development Co., Ltd.	227,314
43,900		LS Cable Ltd.	1,557,294
600		MegaStudy Co., Ltd.	82,974
103,600	L	Meritz Fire & Marine Insurance Co., Ltd.	654,902
54,059	@	NCSoft Corp.	3,393,617
575		Nong Shim Co., Ltd.	156,913
44,384		People & Telecommunication, Inc.	418,285
9,830		Poongsan Corp.	200,168
219,842		S&T Dynamics Co., Ltd.	1,298,270
2,000		Samsung Techwin Co., Ltd.	60,898
28,830		SeAH Steel Corp.	1,080,934
45,299	L	SFA Engineering Corp.	1,306,662
30,100		SKC Co., Ltd.	584,616
23,460		Solomon Mutual Savings Bank	410,306
36,190		Woori Investment & Securities Co., Ltd.	684,438
			33,559,049
		Spain: 2.0%
22,132	L	Acerinox SA	606,359
2,000		Adolfo Dominguez	133,912
557,046	@, L	Avanzit SA	5,934,254
4,000		Banco Sabadell SA	184,943
1,000		Fomento de Construcciones y Contratas SA	104,731
56,621	@	Grifols SA	869,978
839,748		Iberia Lineas Aereas de Espana	3,490,127
42,330	@	La Seda de Barcelona SA	142,884
4,400		Red Electrica de Espana	177,297

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Spain (continued)
3,200		Union Fenosa SA	$159,933
192,354		Uralita SA	1,401,067
7,000		Viscofan SA	135,262
			13,340,747
		Sweden: 2.6%
2,700		Alfa Laval AB	127,807
16,000		Avanza AB	274,403
170,700		D Carnegie AB	3,883,407
13,400		Intrum Justitia AB	162,331
282,800		JM AB	7,609,528
18,500		KappAhl Holding AB	220,184
11,100		Kungsleden AB	180,754
159,600		Lindex AB	2,204,737
16,300		Nobia AB	651,522
10,000		OMX AB	199,843
4,800		ORC Software AB	101,422
69,900		Peab AB	1,538,299
3,500		Saab AB	104,044
9,400	@	SAS AB	177,132
20,000		Trelleborg AB	490,502
			17,925,915
		Switzerland: 3.5%
8,319	@	Actelion NV	2,027,444
1,339		AFG Arbonia-Forster Holding	635,756
15,324		Baloise Holding AG	1,556,121
53		Bank Sarasin & Compagnie AG	180,365
1,295	@	Barry Callebaut AG	711,990
244,561		Converium Holding AG	3,566,779
250		Galenica AG	76,787
1,886		Geberit AG	3,191,001
4,214	@	Georg Fischer AG	2,823,721
4,580		Helvetia Patria Holding	1,790,664
80		Hiestand Holding AG	91,399
1,600		Julius Baer Holding AG	192,512
146,371	L	Kudelski SA	5,569,956
4,596	@	Partners Group	517,865
300	@	Petroplus Holdings AG	19,177
995		Rieter Holding AG	571,771
3,200	@	SEZ Holding AG	113,135
800	@	Swiss Life Holding	202,223
69		Zehnder Group AG	158,435
			23,997,101
		Taiwan: 1.9%
19,561		AV TECH Corp.	88,262
441,000	@	Chunghwa Picture Tubes Ltd.	85,527
56,000		Cipherlab Co., Ltd.	104,993
884,000	@	CMC Magnetics Corp.	285,983
552,000	@	Compeq Manufacturing Co.	251,229
223,022		Coretronic Corp.	301,493
700		Everlight Electronics Co., Ltd.	2,430
1,590,000	@	Grand Pacific Petrochemical Corp.	550,167
2,279,000	@	Macronix International	930,834
2,765,158		Micro-Star International Co., Ltd.	2,044,257
4,167,227		Nanya Technology Corp.	3,295,504
86,097		POU Chen Corp.	92,457
302,000		Powertech Technology, Inc.	1,264,406
464,450		Quanta Storage, Inc.	636,036
365,000		Sanyang Industrial Co., Ltd.	216,142
523,000		Taiwan Polypropylene Co., Ltd.	483,837
171,000		ThaiLin Semiconductor Corp.	144,849
29,000		Tung Ho Steel Enterprise Corp.	29,398
740,000		U-Ming Marine Transport Corp.	1,077,054
220		Unimicron Technology Corp.	285
517,052		Vanguard International Semiconductor Corp.	387,630
327,000	@	Walsin Lihwa Corp.	162,655
171,229		Wistron Corp.	247,425
			12,682,853
		Thailand: 0.1%
787,100		Thoresen Thai Agencies Pcl	620,675

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Thailand (continued)
			$620,675
		Turkey: 2.3%
51,189		Akcansa Cimento AS	347,632
372,698	@	Aksa Akrilik Kimya Sanayii	967,150
256,362		Aksigorta	1,098,014
137,390		Anadolu Sigorta	242,353
181,497	@	Ayen Enerji	247,536
213,824		Bolu Cimento Sanayii	447,597
276,305		Bossa Ticaret Sanayi Isletme	444,801
609,854		Dogan Sriketler Grubu Holdings	1,048,488
310,212		Doktas Dokumculuk Ticaret	1,005,969
75,080	@	Eczacibasi Ilac Sanayi	280,065
86,391		Eregli Demir ve Celik Fabrikalari TAS	664,507
87,532		Ford Otomotiv Sanayi AS	851,788
28,916	@	Goodyear Lastikleri TAS	445,833
746,616	@	Ihlas Holding	264,848
269,660		Is Gayrimenkul Yatirim Or	587,725
83,901		Mardin Cimento Sanayii	434,053
44,544	@	Migros Turk TAS	597,500
264,065	@	Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,104,574
97,186	@	Petkim Petrokimya Holding	367,158
1		Petrol Ofisi	2
172,470	@	TAT Konserve	319,155
64,932		Trakya Cam Sanyii AS	190,883
180,073		Turcas Petrolculuk AS	783,420
244,931	@	Turk Hava Yollari	1,280,196
104,428	@	Turk Sise Ve Cam Fabrikalari	420,784
38,838		Turk Traktor ve Ziraat Makineleri AS	419,780
238,887	@	Vestel Elektronik Sanayi	605,213
			15,467,024
		United Kingdom: 14.9%
51,362		Admiral Group PLC	1,031,822
18,619		Aga Foodservice Group PLC	150,521
352,136		Aggreko PLC	3,072,514
16,700		Amlin PLC	100,389
59,187		Antofagasta PLC	545,144
1,059,904		Ashtead Group PLC	3,640,330
28,537		Babcock International Group	230,448
585,366		Beazley Group PLC	1,673,362
6,200		Bellway PLC	172,353
8,800		Bovis Homes Group PLC	179,298
16,900		Bradford & Bingle PLC	152,213
266,472		Brit Insurance Holdings PLC	1,683,099
18,300	@	British Airways PLC	194,327
119,991		Britvic PLC	713,261
226,323		Burren Energy PLC	3,358,219
22,732		Carillion PLC	170,908
415,517	@	Charter PLC	6,969,921
389,793		Chaucer Holdings PLC	730,152
7,366		Chemring Group PLC	244,360
8,000		Close Brothers Group PLC	159,813
11,400		Cookson Group PLC	133,794
21,962		Cranswick PLC	412,066
46,489		Crest Nicholson	561,915
109,217	@	CSR PLC	1,470,011
81,549		Dairy Crest Group PLC	1,071,801
445,643	@	Dana Petroleum PLC	8,952,565
26,163		De La Rue PLC	339,107
150,600	@	Dimension Data Holdings PLC	131,392
63,434	@	easyJet PLC	815,821
48,500		Elementis PLC	78,037
314,517		Enodis PLC	1,338,228
30,308		Expro International Group	548,365
13,100		Firstgroup PLC	140,871
71,500	@	Galiform PLC	183,674
3,800		Go-Ahead Group PLC	171,897
190,439		Greene King PLC	4,024,704
73,675		Halfords Group PLC	527,068
86,000		Henderson Group PLC	232,628

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
5,026		Homeserve PLC	$170,447
10,500		Hunting PLC	121,282
51,706		IG Group Holdings PLC	278,623
166,089		Inchcape PLC	1,735,423
40,098		Intermediate Capital Group PLC	1,470,735
43,900		Intertek Group PLC	742,302
36,100		Jessops PLC	78,551
17,500		JJB Sports PLC	86,052
155,352		John Wood Group PLC	817,183
12,500		Kelda Group PLC	229,881
117,167		Keller Group PLC	2,051,718
2,700		Kier Group PLC	109,442
103,400		Kingston Communications PLC	159,216
63,698		Lavendon Group PLC	476,502
9,000		Liberty International PLC	225,244
34,000		LogicaCMG PLC	114,748
2,600		Lonmin PLC	152,173
11,200		Luminar PLC	158,710
148,148		Mcbride PLC	559,579
59,100		Melrose PLC	224,093
1,537,531		Michael Page International PLC	14,492,858
30,800	@	N Brown Group PLC	186,955
56,010	@, I	NETeller PLC	193,677
19,049		Next PLC	732,782
98,920		Northern Foods PLC	240,235
9,900		Northern Rock PLC	229,240
28,216		Northgate PLC	614,319
13,300		Northumbrian Water Group PLC	77,137
122,823		Paragon Group of Cos., LLC	1,451,065
3,434,750		Pendragon PLC	6,158,465
4,700		Pennon Group PLC	52,625
2,700		Persimmon PLC	73,737
106,187		Petrofac Ltd.	804,734
101,392		Photo-Me International PLC	171,002
1,589,045	@	Pipex Communications PLC	421,472
65,726		Redrow PLC	802,936
17,300		Resolution PLC	221,952
79,071		Rightmove PLC	738,701
41,538		Rotork PLC	680,594
23,683		Savills PLC	294,625
17,488		Severfield-Rowen PLC	580,057
8,500		Severn Trent PLC	236,522
5,500		Shire PLC	115,919
242,784		SIG PLC	5,560,815
117,913		Smiths News PLC	335,112
6,689		Speedy Hire PLC	145,768
609,480		Sportingbet PLC	433,756
45,317		St. James’s Place PLC	388,583
98,044		Stagecoach Group PLC	289,682
39,404		Sthree PLC	295,337
19,504		Tate & Lyle PLC	225,399
110,030	@	Telent PLC	1,086,832
32,600	@	THUS Group PLC	122,497
85,298		TT electronics PLC	393,799
34,401	@	Tullett Prebon PLC	436,751
17,500		Tullow Oil PLC	137,232
34,963		Ultra Electronics Holdings	785,844
75,791	@	Venture Production PLC	1,062,968
164,386		VT Group PLC	1,459,814
59,631		Wetherspoon (J.D.) PLC	836,395
145,998	@	Wolfson Microelectronics PLC	807,312
1,152,729		Woolworths Group PLC	757,873
11,900		WSP Group PLC	142,221
			101,543,901
		United States: 1.0%
70,600		IPSCO, Inc.	7,137,991
			7,137,991
		Total Common Stock
		(Cost $532,928,405)	661,705,403

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 1.2%
		Germany: 0.9%
701		Fresenius AG	$148,564
29,532		Hugo Boss AG	1,572,269
136,417		ProSieben SAT.1 Media AG	4,606,486
			6,327,319
		Italy: 0.3%
54,570	@	Instituto Finanziario Industriale S.p.A.	1,773,434
			1,773,434
		Total Preferred Stock
		(Cost $5,703,949)	8,100,753

		Total Long-Term Investments
		(Cost $538,632,354)	669,806,156

Principal Amount			Value
SHORT-TERM INVESTMENTS: 9.1%
	U.S. Government Agency Obligations: 1.1%
$3,395,000	Federal Home Loan Bank, 4.700%, due 02/01/07		$3,394,557
4,231,000	Federal Home Loan Bank, 4.700%, due 02/01/07		4,230,447

	Total U.S. Government Agency Obligations
	(Cost $7,625,004)		7,625,004
	Securities Lending Collateralcc: 8.0%
54,263,000	The Bank of New York Institutional Cash Reserves Fund		54,263,000

	Total Securities Lending Collateral
	(Cost $54,263,000)		54,263,000
	Total Short-Term Investments
	(Cost $61,888,004)		61,888,004
	Total Investments in Securities
	(Cost $608,090,328)	107.3%	$731,694,160
	Other Assets and Liabilities - Net	(7.3)	(49,630,887)
	Net Assets	100.0%	$682,063,273

@	Non-income producing security
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
**	Investment in affiliate

*	Cost for federal income tax purposes is $609,514,706.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$142,252,776
	Gross Unrealized Depreciation	(20,073,322)
	Net Unrealized Appreciation	$122,179,454

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	1.7
Agriculture	0.0
Airlines	1.5
Apparel	0.3
Auto Manufacturers	0.7
Auto Parts & Equipment	2.3
Banks	2.8
Beverages	1.0
Biotechnology	0.3
Building Materials	1.9
Chemicals	3.5
Coal	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Commercial Services	4.6
Computers	1.5
Cosmetics/Personal Care	0.1
Distribution/Wholesale	2.2
Diversified Financial Services	6.3
Electric	0.3
Electrical Components & Equipment	1.9
Electronics	2.0
Energy - Alternate Sources	0.0
Engineering & Construction	3.5
Entertainment	0.5
Environmental Control	0.1
Food	2.5
Forest Products & Paper	0.4
Gas	0.1
Hand/Machine Tools	1.6
Healthcare - Products	0.1
Healthcare - Services	0.4
Holding Companies - Diversified	1.1
Home Builders	0.8
Home Furnishings	1.2
Household Products/Wares	0.2
Housewares	0.1
Insurance	4.5
Internet	1.2
Investment Companies	0.0
Iron/Steel	4.8
Leisure Time	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	2.2
Media	1.7
Metal Fabricate/Hardware	0.7
Mining	7.4
Miscellaneous Manufacturing	2.4
Office/Business Equipment	0.7
Oil & Gas	3.7
Oil & Gas Services	0.7
Pharmaceuticals	1.2
Real Estate	4.2
Real Estate Investment Trusts	0.5
Retail	3.1
Semiconductors	2.1
Shipbuilding	0.5
Software	1.1
Telecommunications	3.7
Textiles	0.1
Transportation	3.8
Venture Capital	0.0
Water	0.1
Other Long-Term Investments	0.0
Short-Term Investments	9.1
Other Assets and Liabilities - Net	(7.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.3%
		Australia: 2.9%
286,156		Alumina Ltd.	$1,450,798
46,100		Newcrest Mining Ltd.	756,529
			2,207,327
		Belgium: 2.0%
33,450		Belgacom SA	1,515,607
			1,515,607
		Brazil: 0.9%
61,000		Centrais Eletricas Brasileiras SA ADR	688,861
			688,861
		Canada: 11.6%
122,504		Barrick Gold Corp.	3,628,568
35,000	@	Bema Gold Corp.	204,750
97,800	@	Ivanhoe Mines Ltd.	953,550
26,700		Magna International, Inc.	2,085,804
11,000	@	Novagold Resources, Inc.	181,319
42,200	@	Opti Canada, Inc.	713,613
15,480		Suncor Energy, Inc.	1,150,938
			8,918,542
		China: 0.6%
511,000		Yanzhou Coal Mining Co., Ltd.	473,947
			473,947
		Finland: 2.9%
132,000		Stora Enso OYJ	2,212,170
			2,212,170
		France: 6.5%
1,420		Areva SA	1,141,655
29,300	@	Gemalto NV	734,357
15,150		Technip SA	974,715
25,130		Thales SA	1,327,066
11,300		Total SA	768,081
			4,945,874
		Germany: 3.4%
133,480	@	Premiere AG	2,597,217
			2,597,217
		Italy: 6.9%
219,500		Enel S.p.A.	2,328,441
1,175,240		Telecom Italia S.p.A.	2,951,459
			5,279,900
		Japan: 25.1%
19,650		Acom Co., Ltd.	749,040
10,300		Coca-Cola West Holdings Co., Ltd.	229,785
144,000		Dai Nippon Printing Co., Ltd.	2,264,856
53,490		Daiichi Sankyo Co., Ltd.	1,492,531
50,200		Fuji Photo Film Co., Ltd.	2,078,911
99,000		Kirin Brewery Co., Ltd.	1,524,063
33,600	@	NEC Electronics Corp.	887,058
227,000		Nippon Oil Corp.	1,526,618
55,930		Nippon Telegraph & Telephone Corp. ADR	1,400,487
22,850		Promise Co., Ltd.	811,991
23,100		Sankyo Co., Ltd.	1,148,654
28,900		Sega Sammy Holdings, Inc.	746,868
27,000		Sekisui House Ltd.	380,435
63,000		Shiseido Co., Ltd.	1,339,856
47,370		Takefuji Corp.	1,909,217
61,000		Wacoal Holdings Corp.	756,843
			19,247,213
		Netherlands: 3.0%
33,632		Royal Dutch Shell PLC ADR	2,277,223
			2,277,223

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Papua New Guinea: 1.0%
317,900	@	Lihir Gold Ltd.	$779,216
			779,216
		South Africa: 4.7%
40,120		Anglogold Ashanti Ltd. ADR	1,885,640
59,908		Impala Platinum Holdings Ltd.	1,733,703
			3,619,343
		South Korea: 6.6%
62,230	@	Korea Electric Power Corp. ADR	1,423,200
100,450		KT Corp. ADR	2,320,395
32,160		Samsung SDI Co., Ltd.	1,298,148
			5,041,743
		Switzerland: 0.4%
6,970		Xstrata PLC	327,442
			327,442
		Taiwan: 4.0%
148,589		Chunghwa Telecom Co., Ltd. ADR	3,077,278
			3,077,278
		United Kingdom: 9.8%
17,650		Anglo American PLC	824,279
101,310		J Sainsbury PLC	865,605
14,820		Lonmin PLC	867,383
27,500		Rio Tinto PLC	1,484,373
54,000		Tomkins PLC	290,739
60,700		United Utilities PLC	913,451
769,862		Vodafone Group PLC	2,252,735
			7,498,565
		United States: 1.0%
56,800	@	Apex Silver Mines Ltd.	787,816
			787,816
		Total Common Stock
		(Cost $65,559,009)	71,495,284

Principal Amount			Value
SHORT-TERM INVESTMENTS: 9.3%
	U.S. Government Agency Obligations: 9.3%
$7,117,000	Federal Home Loan Bank, 4.700%, due 02/01/07		$7,116,071
			7,116,071
	Total Short-Term Investments
	(Cost $7,116,071)		7,116,071
	Total Investments in Securities
	(Cost $72,675,080)*	102.6%	$78,611,355
	Other Assets and Liabilities - Net	(2.6)	(2,002,288)
	Net Assets	100.0%	$76,609,067

@	Non-income producing security
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $72,686,149.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,579,644
	Gross Unrealized Depreciation	(1,654,438)
	Net Unrealized Appreciation	$5,925,206

Percentage of
Industry	Net Assets
Aerospace/Defense	1.7%
Apparel	1.0
Auto Parts & Equipment	2.7
Beverages	2.3
Coal	0.6
Commercial Services	3.0
Computers	1.0
Cosmetics/Personal Care	1.7
Diversified Financial Services	4.5

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Electric	5.8
Electronics	1.7
Energy - Alternate Sources	1.5
Food	1.1
Forest Products & Paper	2.9
Holding Companies - Diversified	0.4
Home Builders	0.5
Leisure Time	2.5
Media	3.4
Mining	20.7
Miscellaneous Manufacturing	2.7
Oil & Gas	8.4
Oil & Gas Services	1.3
Pharmaceuticals	1.9
Semiconductors	1.2
Telecommunications	17.6
Water	1.2
Short-Term Investments	9.3
Other Assets and Liabilities - Net	(2.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Banks: 17.2%
4,965,000		Promstroibank St. Petersburg	$7,944,000
100,000		Raiffeisen International Bank Holding AG	15,266,210
41,000		Sberbank RF	134,521,000
			157,731,210
		Beverages: 1.1%
312,569	@, #	Efes Breweries International NV GDR	9,611,497
			9,611,497
		Cosmetics/Personal Care: 0.9%
189,500		Kalina	8,404,325
			8,404,325
		Closed-end Funds: 1.0%
3,500,000	@	RenShares Utilities Ltd.	9,205,000
			9,205,000
		Electric: 6.1%
54,700,000		OGK-5 OJSC	6,919,550
42,000,000		Unified Energy System	48,846,001
			55,765,551
		Food: 1.8%
254,500	L	Wimm-Bill-Dann Foods OJSC ADR	16,557,770
			16,557,770
		Internet: 1.4%
1,141,900	@	RBC Information Systems	12,960,565
			12,960,565
		Iron/Steel: 3.9%
500,000	L	Mechel OAO ADR	14,150,000
3,495,000		Novolipetsk Steel	8,388,000
200,000		Novolipetsk Steel GDR	4,932,000
500,000		Severstal JSC	6,075,000
146,340	#	Severstal JSC GDR	1,814,616
			35,359,616
		Metal Fabricate/Hardware: 2.2%
284,293	@, #, L	TMK OAO GDR	9,978,684
36,500		Vsmpo-Avisma Corp.	10,585,000
			20,563,684
		Mining: 7.3%
265,000		MMC Norilsk Nickel ADR	44,785,000
441,551	@	Polyus Gold Co. ZAO ADR	21,896,514
			66,681,514
		Oil & Gas: 35.5%
1,340,000	L	Lukoil ADR	105,994,000
515,000		NovaTek OAO GDR	27,810,000
7,400,000		OAO Gazprom	79,106,000
525,013	L	OAO Gazprom ADR	22,706,812
3,500,000	@	OAO Rosneft Oil Co. GDR	31,500,000
400,000	L	Surgutneftegaz ADR	24,000,000
105,000	L	Surgutneftegaz OJSC ADR	9,161,250
200,000	L	Tatneft GDR	17,360,000
3,200,000		TNK-BP Holding	7,200,000
			324,838,062
		Pharmaceuticals: 0.9%
40,000	L	Richter Gedeon GDR	7,890,000
			7,890,000
		Pipelines: 2.3%
9,000		Transneft	21,159,000
			21,159,000
		Telecommunications: 13.0%
500,000	L	Mobile Telesystems Finance SA ADR	27,080,000
139,000	@	Moscow City Telephone	3,419,400
1,337,000		Rostelecom	10,462,025
111,500,000		Sibirtelecom	12,376,500
580,000	@	Sistema JSFC GDR	17,574,000
111,500,000		Uralsvyazinform	7,749,250
290,000	@, L	Vimpel-Communications OAO ADR	24,774,700
2,500,000		VolgaTelecom	15,500,000
			118,935,875

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
		Total Common Stock
		(Cost $490,523,764)	$865,663,669
PREFERRED STOCK: 0.9%
		Machinery - Diversified: 0.9%
45,100,000		Achinsk Refinery	8,569,000

		Total Preferred Stock
		(Cost $3,164,703)	8,569,000
EQUITY-LINKED SECURITIES: 1.0%
		Equity Fund: 1.0%
500	#	Baskets - Russian Exchange
		(Counteryparty: UBS)	9,300,000

		Total Equity-Linked Securities
		(Cost $6,236,000)	9,300,000

		Total Long-Term Investments
		(Cost $499,924,467)	883,532,669

Principal Amount			Value
SHORT-TERM INVESTMENTS: 8.0%
	Securities Lending Collateralcc: 8.0%
$73,400,000	The Bank of New York Institutional Cash Reserves Fund		$73,400,000

	Total Short-Term Investments
	(Cost $73,400,000)		73,400,000
	Total Investments in Securities
	(Cost $573,324,467)*	104.5%	$956,932,669
	Other Assets and Liabilities - Net	(4.5)	(41,538,633)
	Net Assets	100.0%	$915,394,036

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.
*	Cost for federal income tax purposes is $574,168,560.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$382,989,629
	Gross Unrealized Depreciation	(225,520)
	Net Unrealized Appreciation	$382,764,109

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Mutual Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 2, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 2, 2007